UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 786-3309

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

The Symmetry Panoramic Trust

Symmetry Panoramic US Equity Fund

Class I Shares - SPUSX

Semi-Annual Shareholder Report: February 28, 2026

This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Equity Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/us-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Equity Fund, Class I Shares	$29	0.56%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$420,837,474	514	$697,509	8%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Registered Investment Companies 33.7%
Information Technology 16.7%
Industrials 10.7%
Financials 9.4%
Communication Services 6.8%
Consumer Discretionary 6.1%
Health Care 6.0%
Consumer Staples 3.8%
Energy 2.8%
Materials 2.1%
Utilities 1.4%
Short-Term Investment 0.4%
Real Estate 0.2%
Rights 0.0%
Futures Contracts 0.0%

Table Summary
Value	Value
Futures Contracts	0.0%
Rights	0.0%
Real Estate	0.2%
Short-Term Investment	0.4%
Utilities	1.4%
Materials	2.1%
Energy	2.8%
Consumer Staples	3.8%
Health Care	6.0%
Consumer Discretionary	6.1%
Communication Services	6.8%
Financials	9.4%
Industrials	10.7%
Information Technology	16.7%
Registered Investment Companies	33.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares MSCI USA Min Vol Factor ETF	5.1%
DFA US Targeted Value Portfolio, Cl I	4.1%
DFA Real Estate Securities Portfolio, Cl I	3.9%
Dimensional US Targeted Value ETF	3.6%
Microsoft	2.9%
Apple	2.8%
Vanguard US Value Factor ETF	2.8%
iShares MSCI USA Momentum Factor ETF	2.8%
Alphabet, Cl A	2.7%
Avantis US Small Capital Value ETF	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/us-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SPUSX-SAR-2026

The Symmetry Panoramic Trust

Symmetry Panoramic International Equity Fund

Class I Shares - SPILX

Semi-Annual Shareholder Report: February 28, 2026

This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic International Equity Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/international-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic International Equity Fund, Class I Shares	$35	0.64%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$243,725,553	313	$441,692	4%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 66.2%
Japan 4.8%
China 4.2%
South Korea 3.4%
Canada 2.7%
Italy 2.6%
Taiwan 2.4%
Short-Term Investment 2.1%
Germany 1.8%
Spain 1.8%
United Kingdom 1.7%
Sweden 1.0%
Other Countries 5.1%
Futures Contracts 0.0%

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	5.1%
Sweden	1.0%
United Kingdom	1.7%
Spain	1.8%
Germany	1.8%
Short-Term Investment	2.1%
Taiwan	2.4%
Italy	2.6%
Canada	2.7%
South Korea	3.4%
China	4.2%
Japan	4.8%
United States	66.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DFA Large Cap International Portfolio, Cl I	10.9%
DFA Emerging Markets Portfolio, Cl I	7.7%
Avantis Emerging Markets Equity ETF	5.9%
DFA International Small Cap Value Portfolio, Cl I	5.3%
DFA International Value Portfolio, Cl I	5.2%
DFA International High Relative Profitability Portfolio, Cl I	5.0%
DFA Emerging Markets Small Cap Portfolio, Cl I	4.5%
iShares MSCI Emerging Markets Min Vol Factor ETF	3.1%
Avantis International Small Cap Value ETF	2.9%
Dimensional Emerging Markets High Profitability	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/international-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SPILX-SAR-2026

The Symmetry Panoramic Trust

Symmetry Panoramic Global Equity Fund

Class I Shares - SPGEX

Semi-Annual Shareholder Report: February 28, 2026

This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Equity Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Equity Fund, Class I Shares	$30	0.57%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$401,395,556	768	$666,172	7%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 84.6%
Japan 2.1%
China 1.9%
South Korea 1.5%
Canada 1.1%
Italy 1.1%
Short-Term Investment 1.1%
Taiwan 1.1%
Germany 0.7%
United Kingdom 0.7%
Spain 0.7%
Sweden 0.5%
Other Countries 2.8%
Futures Contracts 0.0%

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	2.8%
Sweden	0.5%
Spain	0.7%
United Kingdom	0.7%
Germany	0.7%
Taiwan	1.1%
Short-Term Investment	1.1%
Italy	1.1%
Canada	1.1%
South Korea	1.5%
China	1.9%
Japan	2.1%
United States	84.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dimensional US Targeted Value ETF	3.6%
DFA Large Cap International Portfolio, Cl I	3.3%
DFA Real Estate Securities Portfolio, Cl I	3.0%
iShares MSCI USA Momentum Factor ETF	2.4%
DFA International Small Cap Value Portfolio, Cl I	2.1%
DFA International Value Portfolio, Cl I	1.9%
DFA International High Relative Profitability Portfolio, Cl I	1.9%
Avantis US Small Capital Value ETF	1.8%
DFA US Targeted Value Portfolio, Cl I	1.8%
Vanguard US Value Factor ETF	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/global-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SPGEX-SAR-2026

The Symmetry Panoramic Trust

Symmetry Panoramic Tax-Managed Global Equity Fund

Class I Shares - SPGTX

Semi-Annual Shareholder Report: February 28, 2026

This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Tax-Managed Global Equity Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund-2/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	$24	0.45%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$176,094,358	35	$158,473	5%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Registered Investment Companies
98.9%
Short-Term Investment
1.1%

Table Summary
Value	Value
Short-Term Investment	1.1%
Registered Investment Companies	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Large Capital Multi-Style Fund, Cl R6	13.8%
Dimensional US Equity Market ETF	13.4%
AQR International Multi-Style Fund, Cl R6	10.6%
DFA US High Relative Profitability Portfolio, Cl I	6.6%
AQR Emerging Multi-Style II Fund, Cl R6	6.0%
Dimensional US Marketwide Value ETF	5.0%
Dimensional US Targeted Value ETF	4.9%
DFA Large Cap International Portfolio, Cl I	4.3%
DFA Emerging Markets Portfolio, Cl I	3.0%
DFA International Small Cap Value Portfolio, Cl I	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/global-equity-fund-2/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SPGTX-SAR-2026

The Symmetry Panoramic Trust

Symmetry Panoramic US Systematic Fixed Income Fund

Class I Shares - SPUBX

Semi-Annual Shareholder Report: February 28, 2026

This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/us-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	$26	0.51%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$167,842,420	439	$199,893	34%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Corporate Obligations
44.6%
U.S. Treasury Obligations
26.1%
Mortgage-Backed Securities
25.3%
Sovereign Debt
1.3%
Asset-Backed Securities
0.5%
Municipal Bonds
0.5%
Short-Term Investment
0.3%
U.S. Government Agency Obligation
0.2%

Table Summary
Value	Value
U.S. Government Agency Obligation	0.2%
Short-Term Investment	0.3%
Municipal Bonds	0.5%
Asset-Backed Securities	0.5%
Sovereign Debt	1.3%
Mortgage-Backed Securities	25.3%
U.S. Treasury Obligations	26.1%
Corporate Obligations	44.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	1.750%	11/15/29	2.9%
U.S. Treasury Notes	4.250%	08/15/35	2.9%
U.S. Treasury Bonds	2.500%	02/15/46	2.6%
U.S. Treasury Bonds	4.750%	08/15/55	2.4%
FNMA	2.000%	03/01/52	1.8%
U.S. Treasury Bonds	2.875%	05/15/49	1.3%
U.S. Treasury Bonds	1.875%	02/15/41	1.3%
U.S. Treasury Notes	3.125%	11/15/28	1.2%
U.S. Treasury Notes	3.250%	06/30/29	1.1%
U.S. Treasury Notes	0.875%	11/15/30	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/us-systematic-fixed-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SPUBX-SAR-2026

The Symmetry Panoramic Trust

Symmetry Panoramic Municipal Fixed Income Fund

Class I Shares - SPMFX

Semi-Annual Shareholder Report: February 28, 2026

This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Municipal Fixed Income Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/municipal-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	$20	0.40%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$39,784,111	10	$0	40%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Registered Investment Companies
100.1%
Short-Term Investment
0.1%

Table Summary
Value	Value
Short-Term Investment	0.1%
Registered Investment Companies	100.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dimensional National Municipal Bond ETF	20.2%
Vanguard Tax-Exempt Bond Index ETF	16.7%
iShares Short-Term National Muni Bond ETF	16.0%
iShares National Muni Bond ETF	16.0%
Vanguard Intermediate Tax-Exempt Bond ETF	9.9%
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	8.1%
Schwab Municipal Bond ETF	4.6%
Vanguard Short-Term Tax-Exempt Bond ETF	4.5%
iShares High Yield Muni Active ETF	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/municipal-fixed-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SPMFX-SAR-2026

The Symmetry Panoramic Trust

Symmetry Panoramic Global Systematic Fixed Income Fund

Class I Shares - SPGBX

Semi-Annual Shareholder Report: February 28, 2026

This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/global-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	$29	0.57%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$276,472,289	621	$393,419	78%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Corporate Obligations
44.2%
Sovereign Debt
38.0%
Mortgage-Backed Securities
10.4%
U.S. Treasury Obligations
5.3%
Short-Term Investment
1.5%
Forwards
0.4%
Asset-Backed Securities
0.2%
Interest Rate Swaps
0.0%

Table Summary
Value	Value
Interest Rate Swaps	0.0%
Asset-Backed Securities	0.2%
Forwards	0.4%
Short-Term Investment	1.5%
U.S. Treasury Obligations	5.3%
Mortgage-Backed Securities	10.4%
Sovereign Debt	38.0%
Corporate Obligations	44.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
China Government Bond	1.620%	08/15/27	2.3%
China Government Bond	1.660%	12/25/32	1.8%
French Republic Government Bond OAT	0.000%	05/25/32	1.8%
U.S. Treasury Bonds	1.750%	08/15/41	1.5%
China Government Bond	2.370%	01/15/29	1.5%
Japan Government Ten Year Bond	0.100%	12/20/28	1.2%
U.S. Treasury Bonds	2.250%	08/15/46	1.2%
China Government Bond	2.620%	09/25/29	1.1%
China Government Bond	1.780%	11/15/35	1.1%
Japan Government Ten Year Bond	0.400%	06/20/33	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/global-systematic-fixed-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SPGBX-SAR-2026

The Symmetry Panoramic Trust

Symmetry Panoramic Alternatives Fund

Class I Shares - SPATX

Semi-Annual Shareholder Report: February 28, 2026

This semi-annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Alternatives Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/alternatives-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Alternatives Fund, Class I Shares	$25	0.49%

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,723,633	6	$0	30%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Registered Investment Companies
98.8%
Short-Term Investments
0.9%

Table Summary
Value	Value
Short-Term Investments	0.9%
Registered Investment Companies	98.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Diversified Arbitrage Fund, Cl R6	29.3%
AQR Managed Futures Strategy Fund, Cl R6	24.7%
AQR Style Premia Alternative Fund, Cl R6	19.9%
Stone Ridge Diversified Alternatives Fund, Cl I	19.4%
AQR Alternative Risk Premia Fund, Cl R6	5.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/alternatives-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SPATX-SAR-2026

The Symmetry Panoramic Trust

Symmetry Panoramic Sector Momentum ETF

SMOM

Semi-Annual Shareholder Report: February 28, 2026

This semi-annual shareholder report contains important information about the Symmetry Panoramic Sector Momentum ETF (the "Fund") for the period from September 9, 2025 (commencement of operations) to February 28, 2026. You can find additional information about the Fund at https://panoramicfunds.com/symmetry-panoramic-sector-momentum-etf/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Sector Momentum ETF	$31	0.64%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs shown would have been higher for the period ended.

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$58,608,003	6	$62,284	99%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Registered Investment Companies	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
State Street Technology Select Sector SPDR ETF	32.4%
State Street Communication Services Select Sector SPDR ETF	28.1%
State Street Utilities Select Sector SPDR ETF	17.4%
State Street Health Care Select Sector SPDR ETF	11.1%
State Street Industrial Select Sector SPDR ETF	5.7%
State Street Consumer Discretionary Select Sector SPDR ETF	5.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/symmetry-panoramic-sector-momentum-etf/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-Sym-Fund (844-796-3863) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SMOM-SAR-2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedules of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Symmetry Panoramic Trust

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

FEBRUARY 28, 2026

Symmetry Panoramic US Equity Fund (SPUSX)

Symmetry Panoramic International Equity Fund (SPILX)

Symmetry Panoramic Global Equity Fund (SPGEX)

Symmetry Panoramic Tax-Managed Global Equity Fund (SPGTX)

Symmetry Panoramic US Systematic Fixed Income Fund (SPUBX)

Symmetry Panoramic Municipal Fixed Income Fund (SPMFX)

Symmetry Panoramic Global Systematic Fixed Income Fund (SPGBX)

Symmetry Panoramic Alternatives Fund (SPATX)

Symmetry Panoramic Sector Momentum ETF (SMOM)

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Glossary	137
Statements of Assets and Liabilities	138
Statements of Operations	142
Statements of Changes in Net Assets	148
Financial Highlights	157
Notes to Financial Statements	166
Other Information (Form N-CSRS Items 8-11)	205

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 65.9%

	Shares	Value
AUSTRALIA — 0.3%
MATERIALS — 0.3%
Anglogold Ashanti	10,547	$1,347,590

GUATEMALA — 0.2%
COMMUNICATION SERVICES — 0.2%
Millicom International Cellular	11,546	841,588

SOUTH KOREA — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Coupang, Cl A *	811	15,474

UNITED STATES — 65.4%
COMMUNICATION SERVICES — 6.6%
Alphabet, Cl A	36,333	11,327,176
Alphabet, Cl C	10,990	3,422,616
AT&T	20,950	586,809
Charter Communications, Cl A *	919	215,625
Comcast, Cl A	5,569	172,416
Electronic Arts	797	159,854
Fox, Cl A	2,572	144,906
Fox, Cl B	2,153	111,375
Liberty Media -Liberty Formula One, Cl A *	143	12,065
Liberty Media -Liberty Formula One, Cl C *	1,373	125,753
Live Nation Entertainment *	1,042	168,950
Meta Platforms, Cl A	10,409	6,746,906
Netflix *	24,470	2,354,993
News, Cl A	2,994	72,724
News, Cl B	1,153	30,877
Pinterest, Cl A *	3,327	56,991
ROBLOX, Cl A *	653	44,835
Spotify Technology *	140	72,092
Take-Two Interactive Software *	262	55,408
TKO Group Holdings, Cl A	126	28,208
T-Mobile US	1,852	402,051
Trade Desk, Cl A *	607	14,459
Verizon Communications	14,320	718,005
Versant Media Group *	370	12,319
Walt Disney	2,705	286,838

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Warner Bros Discovery *	20,962	$590,499
		27,934,750
CONSUMER DISCRETIONARY — 6.1%
Airbnb, Cl A *	497	67,150
Amazon.com *	24,974	5,244,540
AutoNation *	7,727	1,508,001
AutoZone *	177	664,738
Booking Holdings	82	347,627
Burlington Stores *	321	98,505
Carnival	6,841	215,834
Carvana, Cl A *	274	91,560
Chipotle Mexican Grill, Cl A *	6,100	227,042
Darden Restaurants	1,101	235,449
Dick's Sporting Goods	5,830	1,187,163
DoorDash, Cl A *	921	162,529
DR Horton	5,425	870,116
eBay	2,292	208,251
Expedia Group	868	187,219
Flutter Entertainment *	256	27,172
Ford Motor	14,676	206,785
Garmin	1,308	330,702
General Motors	5,322	418,895
Genuine Parts	755	90,041
Hilton Worldwide Holdings	634	197,668
Home Depot	2,435	927,053
Las Vegas Sands	2,035	115,425
Lennar, Cl A	2,951	337,476
Lennar, Cl B	100	10,673
Lowe's	1,323	350,026
Lululemon Athletica *	747	138,322
Marriott International, Cl A	630	215,290
McDonald's	1,008	343,788
NIKE, Cl B	1,255	78,036
NVR *	26	195,462
Ollie's Bargain Outlet Holdings *	332	35,557
O'Reilly Automotive *	5,790	543,565
Penske Automotive Group	6,182	973,789
PulteGroup	8,445	1,158,654
Ralph Lauren, Cl A	929	336,855

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Rivian Automotive, Cl A *	4,232	$64,877
Ross Stores	1,318	271,033
Royal Caribbean Cruises	7,000	2,176,720
Somnigroup International	969	86,735
Starbucks	1,545	151,441
Tapestry	1,285	199,779
Tesla *	2,478	997,420
TJX	3,445	556,919
Tractor Supply	9,425	488,592
Ulta Beauty *	475	325,275
Williams-Sonoma	9,258	1,903,908
Yum! Brands	1,372	230,715
		25,800,372
CONSUMER STAPLES — 3.8%
Altria Group	11,744	810,806
Archer-Daniels-Midland	1,469	101,420
Casey's General Stores	1,031	706,843
Church & Dwight	1,164	122,057
Coca-Cola	6,940	566,026
Colgate-Palmolive	2,232	221,281
Constellation Brands, Cl A	786	124,078
Costco Wholesale	1,162	1,174,538
Dollar General	2,451	382,944
Dollar Tree *	498	62,987
Estee Lauder, Cl A	336	36,782
General Mills	2,300	104,029
Hershey	658	155,472
Kenvue	5,872	112,273
Keurig Dr Pepper	4,152	125,723
Kimberly-Clark	1,015	113,112
Kraft Heinz	3,652	89,876
Kroger	8,706	594,097
McCormick	100	7,080
Mondelez International, Cl A	3,049	187,757
Monster Beverage *	1,994	170,088
PepsiCo	2,786	472,896
Philip Morris International	3,855	720,230
Procter & Gamble	4,605	769,956
Sysco	1,996	181,955

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Target	2,520	$286,751
Tyson Foods, Cl A	1,091	70,904
US Foods Holding *	2,858	276,111
Walmart	55,078	7,047,230
		15,795,302
ENERGY — 2.8%
Baker Hughes, Cl A	6,926	451,991
Cheniere Energy	1,475	347,702
Chevron	6,447	1,203,986
ConocoPhillips	6,301	714,911
Coterra Energy	3,281	100,366
Devon Energy	5,733	249,557
Diamondback Energy	4,908	854,385
EOG Resources	3,408	422,865
EQT	1,832	112,521
Expand Energy	972	104,898
Exxon Mobil	20,630	3,146,075
Halliburton	8,943	321,948
Kinder Morgan	10,432	347,073
Marathon Petroleum	4,453	882,629
Occidental Petroleum	7,073	375,435
ONEOK	2,122	175,638
Phillips 66	1,718	265,139
SLB	5,608	287,915
Targa Resources	2,215	522,297
TechnipFMC	3,183	211,065
Texas Pacific Land	309	162,005
Valero Energy	2,008	410,917
Williams	3,528	263,612
		11,934,930
FINANCIALS — 9.4%
Affirm Holdings, Cl A *	1,188	55,812
Aflac	4,970	561,262
Allstate	4,063	871,595
American Express	2,063	637,261
American International Group	3,061	246,380
Ameriprise Financial	3,182	1,495,922
Aon, Cl A	1,700	570,299

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Apollo Global Management	1,166	$121,964
Arch Capital Group *	3,563	356,834
Ares Management, Cl A	635	71,126
Arthur J Gallagher	634	144,679
Assurant	1,374	315,457
Assured Guaranty	9,901	853,565
Bank of America	19,102	951,853
Bank of New York Mellon	3,378	402,320
Bank OZK	3,480	162,029
Berkshire Hathaway, Cl B *	4,390	2,216,730
Blackrock	299	317,906
Blackstone, Cl A	606	68,702
Block, Cl A *	1,712	109,054
Brighthouse Financial *	3,995	239,620
Brown & Brown	1,634	117,354
Capital One Financial	2,218	433,945
Carlyle Group	1,865	96,961
Cboe Global Markets	619	185,527
Charles Schwab	4,190	398,888
Chubb	1,111	378,695
Cincinnati Financial	1,043	171,031
Citigroup	18,973	2,090,635
Citizens Financial Group	7,899	475,441
CME Group, Cl A	567	181,157
Coinbase Global, Cl A *	552	97,069
Corpay *	460	149,546
East West Bancorp	7,581	829,740
Erie Indemnity, Cl A	92	24,788
F&G Annuities & Life	120	2,714
Fidelity National Financial	6,086	321,828
Fidelity National Information Services	1,909	97,283
Fifth Third Bancorp	4,565	225,831
First American Financial	1,494	104,744
First Citizens BancShares, Cl A	226	428,982
Fiserv *	1,563	97,359
Global Payments	1,022	78,142
Globe Life	250	36,315
Goldman Sachs Group	875	752,124
Hartford Insurance Group	5,317	748,793
Huntington Bancshares	10,403	174,770
Interactive Brokers Group, Cl A	744	52,965

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Intercontinental Exchange	1,852	$303,969
Jefferies Financial Group	1,907	84,671
JPMorgan Chase	25,831	7,757,049
KeyCorp	5,498	114,029
KKR	1,501	131,608
Loews	1,638	180,213
LPL Financial Holdings	607	182,331
M&T Bank	956	207,433
Markel Group *	83	172,015
Marsh & McLennan	1,350	252,099
Mastercard, Cl A	1,558	805,813
MetLife	3,567	257,074
Moody's	645	308,046
Morgan Stanley	9,062	1,508,914
MSCI, Cl A	334	190,991
Nasdaq	6,501	569,358
Northern Trust	1,193	170,706
PayPal Holdings	3,086	142,604
PNC Financial Services Group	1,227	260,553
Primerica	441	111,864
Principal Financial Group	1,341	127,958
Progressive	5,434	1,161,028
Prudential Financial	2,024	199,121
Raymond James Financial	1,436	219,823
Regions Financial	5,240	145,829
Robinhood Markets, Cl A *	2,500	189,625
S&P Global	645	285,013
SoFi Technologies *	2,971	52,765
State Street	2,168	278,848
Synchrony Financial	2,666	184,247
T Rowe Price Group	1,048	99,172
Toast, Cl A *	1,965	53,664
Tradeweb Markets, Cl A	569	70,132
Travelers	1,659	512,034
Truist Financial	2,612	128,798
US Bancorp	2,718	148,566
Visa, Cl A	3,470	1,110,886
Wells Fargo	8,847	720,588
Willis Towers Watson	576	175,778

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
WR Berkley	5,336	$382,591
		39,480,803
HEALTH CARE — 6.0%
Abbott Laboratories	2,595	301,928
AbbVie	7,298	1,693,720
Agilent Technologies	872	105,843
Alnylam Pharmaceuticals *	566	188,433
Amgen	1,448	562,056
Becton Dickinson	837	147,714
Biogen *	317	60,807
Boston Scientific *	3,033	233,086
Bristol-Myers Squibb	7,874	491,101
Cardinal Health	1,086	248,944
Cencora, Cl A	1,527	568,258
Centene *	1,518	68,128
Cigna Group	1,411	408,936
CVS Health	1,888	150,851
Danaher	1,348	283,943
DexCom *	882	64,765
Edwards Lifesciences *	1,683	145,529
Elevance Health	524	167,680
Eli Lilly	4,622	4,862,298
GE HealthCare Technologies	1,401	118,062
Gilead Sciences	7,008	1,043,842
HCA Healthcare	4,393	2,326,972
Humana	402	76,597
IDEXX Laboratories *	562	369,082
Illumina *	268	36,035
Incyte *	1,003	101,574
Insmed *	376	56,148
Insulet *	229	56,474
Intuitive Surgical *	359	180,760
IQVIA Holdings *	779	139,293
Johnson & Johnson	13,022	3,235,055
Labcorp Holdings	724	209,323
McKesson	739	729,666
Medtronic	1,351	131,939
Merck	7,437	920,849
Mettler-Toledo International *	56	76,535

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Natera *	208	$43,272
Pfizer	8,711	240,859
Quest Diagnostics	2,540	538,251
Regeneron Pharmaceuticals	160	125,067
ResMed	470	120,442
STERIS	441	111,286
Stryker	778	301,444
Tenet Healthcare *	409	97,911
Thermo Fisher Scientific	410	213,655
United Therapeutics *	2,343	1,180,638
UnitedHealth Group	2,261	663,084
Universal Health Services, Cl B	704	145,094
Veeva Systems, Cl A *	247	44,957
Vertex Pharmaceuticals *	402	199,726
Waters *	492	157,225
West Pharmaceutical Services	357	90,799
Zimmer Biomet Holdings	971	95,585
Zoetis, Cl A	1,377	180,525
		25,112,046
INDUSTRIALS — 10.7%
3M	1,746	288,649
AECOM	1,309	128,256
Air Lease, Cl A	1,766	114,507
Allison Transmission Holdings	3,317	415,620
AMETEK	1,976	472,699
Automatic Data Processing	1,387	297,317
Axon Enterprise *	214	116,074
Boeing *	866	197,041
Booz Allen Hamilton Holding, Cl A	948	74,731
Broadridge Financial Solutions	1,887	350,737
Builders FirstSource *	4,695	489,642
Carlisle	1,027	405,429
Carrier Global	2,275	146,510
Caterpillar	975	724,259
Cintas	5,228	1,051,508
Comfort Systems USA	202	288,733
Copart *	10,645	405,468
CSX	8,564	365,597
Cummins	960	560,515

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Curtiss-Wright	204	$142,867
Deere	836	526,438
Delta Air Lines	6,635	435,919
Dover	4,020	906,510
Eaton	5,848	2,198,380
EMCOR Group	337	244,197
Emerson Electric	1,298	195,673
Equifax	434	90,689
Esab	1,599	201,746
Expeditors International of Washington	843	122,260
Fastenal	17,682	814,079
FedEx	863	333,981
Ferguson Enterprises	1,148	299,352
Fortive	1,040	61,568
FTAI Aviation	247	75,533
GE Vernova	434	379,142
General Dynamics	678	242,080
General Electric	6,296	2,154,869
HEICO	666	212,760
HEICO, Cl A	408	97,965
Honeywell International	1,348	328,359
Howmet Aerospace	8,152	2,140,145
Hubbell, Cl B	2,218	1,134,795
Illinois Tool Works	946	274,936
Ingersoll Rand	6,969	656,062
ITT	3,419	692,040
Jacobs Solutions	3,618	498,777
JB Hunt Transport Services	519	121,140
Johnson Controls International	3,300	476,190
L3Harris Technologies	574	209,246
Leidos Holdings	980	171,598
Lennox International	211	120,257
Lockheed Martin	587	386,293
Norfolk Southern	690	217,171
Northrop Grumman	442	320,176
Old Dominion Freight Line	4,295	872,100
Otis Worldwide	1,075	99,502
Owens Corning	582	71,045
PACCAR	5,516	695,512
Parker-Hannifin	1,826	1,842,763
Paychex	1,273	119,216

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Pentair	1,060	$105,141
Quanta Services	6,306	3,550,782
Republic Services, Cl A	1,273	291,517
Rocket Lab *	425	29,367
Rockwell Automation	384	156,461
Rollins	3,031	184,558
RTX	3,767	763,270
Ryder System	524	116,097
Snap-on	1,532	590,157
Southwest Airlines	2,769	136,401
SS&C Technologies Holdings	1,535	115,570
Trane Technologies	5,538	2,560,328
TransDigm Group	148	192,813
Uber Technologies *	2,306	173,918
Union Pacific	1,260	333,875
United Airlines Holdings *	5,062	538,091
United Parcel Service, Cl B	1,416	164,199
United Rentals	3,404	2,859,360
Veralto	759	73,949
Verisk Analytics, Cl A	1,182	245,348
Vertiv Holdings, Cl A	3,089	787,355
Waste Management	1,190	286,600
Watsco	369	153,995
Westinghouse Air Brake Technologies	2,200	580,690
Woodward	96	37,129
WW Grainger	956	1,094,362
XPO *	2,636	554,799
Xylem	744	96,393
		44,849,148

INFORMATION TECHNOLOGY — 16.7%
Accenture, Cl A	1,021	213,103
Adobe *	481	126,219
Advanced Micro Devices *	3,208	642,274
Amphenol, Cl A	2,808	410,137
Analog Devices	1,132	402,754
Apple	45,118	11,919,273
Applied Materials	2,359	878,256
AppLovin, Cl A *	3,780	1,643,431
Arista Networks *	7,255	968,543

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Astera Labs *	269	$31,965
Atlassian, Cl A *	71	5,334
Autodesk *	507	124,656
Broadcom	12,726	4,066,593
Cadence Design Systems *	2,715	818,301
CDW	477	58,499
Ciena *	328	114,374
Cisco Systems	12,403	985,542
Cloudflare, Cl A *	211	36,332
Cognizant Technology Solutions, Cl A	1,776	114,428
Coherent *	776	200,930
Corning	2,622	394,296
Credo Technology Group Holding *	436	48,950
Crowdstrike Holdings, Cl A *	183	68,072
Datadog, Cl A *	214	23,959
Dell Technologies, Cl C	449	66,488
Fair Isaac *	607	855,482
First Solar *	662	130,546
Flex *	4,462	281,195
Fortinet *	7,107	561,666
Gartner *	456	71,683
GLOBALFOUNDRIES *	853	40,560
Hewlett Packard Enterprise	8,859	190,203
HP	3,476	66,009
HubSpot *	117	30,948
Intel *	6,524	297,560
International Business Machines	3,550	852,746
Intuit	556	227,421
Jabil	614	162,704
Keysight Technologies *	3,760	1,155,561
KLA	2,462	3,753,442
Lam Research	15,287	3,575,476
Marvell Technology	1,746	142,631
Microchip Technology	1,633	121,887
Micron Technology	4,031	1,662,263
Microsoft	30,924	12,145,092
MongoDB, Cl A *	275	90,329
Monolithic Power Systems	160	182,838
Motorola Solutions	1,226	591,251
NetApp	1,536	152,110
NVIDIA	59,136	10,478,308

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
NXP Semiconductors	802	$182,062
ON Semiconductor *	2,481	164,937
Oracle	5,273	766,694
Palantir Technologies, Cl A *	7,075	970,619
Palo Alto Networks *	872	129,858
Pegasystems	3,434	150,169
PTC *	603	94,424
Pure Storage, Cl A *	1,082	69,486
Qorvo *	1,970	163,313
QUALCOMM	2,851	405,868
Roper Technologies	279	97,575
Salesforce	1,927	375,360
Samsara, Cl A *	1,017	29,391
Seagate Technology Holdings	948	386,632
ServiceNow *	1,075	116,111
Snowflake, Cl A *	454	76,458
Super Micro Computer *	1,094	35,435
Synopsys *	1,360	563,040
TD SYNNEX	2,313	362,702
TE Connectivity	1,517	349,138
Teledyne Technologies *	1,047	713,112
Teradyne	678	216,980
Texas Instruments	1,286	272,773
Trimble *	1,270	84,925
Twilio, Cl A *	899	108,743
Tyler Technologies *	201	71,293
Ubiquiti	746	572,175
Unity Software *	1,832	33,397
VeriSign	224	51,059
Western Digital	1,942	543,177
Workday, Cl A *	187	25,013
Zoom Communications, Cl A *	880	65,067
Zscaler *	223	32,779
		70,462,385

MATERIALS — 1.7%
Air Products & Chemicals	607	167,332
Amcor	1,966	95,213
Avery Dennison	225	44,179
Ball	399	26,785

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Corteva	4,158	$333,139
CRH	1,544	185,249
DuPont de Nemours	1,280	64,051
Ecolab	328	101,139
Freeport-McMoRan	4,159	283,145
International Paper	1,922	83,703
Linde	1,337	679,303
Martin Marietta Materials	357	241,536
Newmont	5,273	685,490
Nucor	4,473	791,184
Packaging Corp of America	1,762	409,031
PPG Industries	1,371	169,003
Reliance	2,656	838,340
RPM International	881	100,540
Sealed Air	6,214	260,242
Sherwin-Williams	446	161,715
Smurfit Westrock	2,133	100,272
Southern Copper	476	103,913
Steel Dynamics	6,300	1,216,719
Vulcan Materials	749	232,190
		7,373,413

REAL ESTATE — 0.2%
CBRE Group, Cl A *	4,705	694,740
CoStar Group *	1,090	48,647
Zillow Group, Cl C *	188	8,389
		751,776

UTILITIES — 1.4%
Alliant Energy	411	29,732
Ameren	643	72,839
American Electric Power	1,473	197,117
American Water Works	464	63,118
Atmos Energy	848	158,398
CenterPoint Energy	4,401	191,443
CMS Energy	1,200	93,684
Consolidated Edison	12,530	1,409,876
Constellation Energy	829	273,470
Dominion Energy	1,856	117,188
DTE Energy	567	84,052

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Duke Energy	1,248	$163,301
Edison International	916	68,462
Entergy	2,360	252,780
Eversource Energy	1,599	121,860
Exelon	4,665	230,777
FirstEnergy	3,280	167,805
NextEra Energy	2,800	262,556
NiSource	5,185	245,250
NRG Energy	2,150	384,764
PG&E	5,443	103,417
PPL	2,020	78,740
Public Service Enterprise Group	1,363	117,313
Sempra	1,587	152,780
Southern	1,572	153,081
Talen Energy *	99	36,726
Vistra	2,002	348,128
WEC Energy Group	759	88,773
Xcel Energy	1,327	110,619
		5,778,049

		275,272,974

Total Common Stock
(Cost $113,266,503)		277,477,626

REGISTERED INVESTMENT COMPANIES — 33.7%
EQUITY FUNDS — 33.7%
AQR Large Cap Defensive Style Fund, Cl R6	47,410	885,140
Avantis US Small Capital Value ETF	99,302	11,219,140
DFA Real Estate Securities Portfolio, Cl I	372,044	16,284,382
DFA US Small Cap Portfolio, Cl I	139,875	7,909,939
DFA US Targeted Value Portfolio, Cl I	426,371	17,280,805
Dimensional US Small Cap ETF	145,990	10,960,929
Dimensional US Targeted Value ETF	234,249	15,247,268
iShares MSCI USA Min Vol Factor ETF	221,386	21,653,765
iShares MSCI USA Momentum Factor ETF	45,853	11,598,975
Vanguard Small Cap Value ETF	25,896	5,953,490
Vanguard US Momentum Factor ETF	25,597	5,346,701
Vanguard US Quality Factor ETF	34,908	5,507,086

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued

	Shares	Value
EQUITY FUNDS — continued
Vanguard US Value Factor ETF	83,957	$11,859,766
Total Registered Investment Companies
(Cost $90,670,189)		141,707,386

RIGHTS — 0.0%

	Number of Rights
Abiomed* (1)	362	5,651

Total Rights
(Cost $–)		5,651

SHORT-TERM INVESTMENT — 0.5%

	Shares
DWS Government Money Market Series, Institutional Shares, 3.690% (A)
(Cost $1,893,379)	1,893,379	1,893,379

Total Investments — 100.1%
(Cost $205,830,071)		$421,084,042

A list of open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
S&P 500 Index E-Mini	2	Mar-2026	$700,748	$688,900	$(11,848)

Percentages are based on Net Assets of $420,837,474.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(A)	The rate reported is the 7-day effective yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3#	Total
Common Stock	$277,477,626	$–	$–	$277,477,626
Registered Investment Companies	141,707,386	–	–	141,707,386
Rights	–	–	5,651	5,651
Short-Term Investment	1,893,379	–	–	1,893,379
Total Investments in Securities	$421,078,391	$–	$5,651	$421,084,042

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts^
Unrealized Depreciation	$(11,848)	$–	$–	$(11,848)
Total Other Financial Instruments	$(11,848)	$–	$–	$(11,848)

#	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 65.0%

	Shares	Value
EQUITY FUNDS — 65.0%
AQR International Defensive Style Fund, Cl R6	343,789	$6,030,061
Avantis Emerging Markets Equity ETF	163,004	14,458,455
Avantis International Equity ETF	46,069	4,247,562
Avantis International Small Cap Value ETF	64,551	7,106,420
DFA Emerging Markets Portfolio, Cl I	439,980	18,804,737
DFA Emerging Markets Small Cap Portfolio, Cl I	373,488	10,879,708
DFA Emerging Markets Targeted Value Portfolio, Cl I	141,318	2,064,649
DFA International High Relative Profitability Portfolio, Cl I	719,647	12,241,192
DFA International Real Estate Securities, Cl I	1,441,442	5,736,940
DFA International Small Cap Growth Portfolio, Cl I	78,161	1,582,761
DFA International Small Cap Value Portfolio, Cl I	362,340	12,841,334
DFA International Value Portfolio, Cl I	394,997	12,695,191
DFA Large Cap International Portfolio, Cl I (A)	688,570	26,447,971
Dimensional Emerging Markets High Profitability	182,685	6,779,440
iShares MSCI EAFE Min Vol Factor ETF	68,232	6,473,170
iShares MSCI Emerging Markets Min Vol Factor ETF	111,000	7,640,130
Schwab International Small-Cap Equity ETF	46,236	2,383,003
Total Registered Investment Companies
(Cost $88,287,364)		158,412,724
COMMON STOCK — 32.7%

AUSTRALIA — 0.4%
COMMUNICATION SERVICES — 0.1%
REA Group	1,089	128,837

CONSUMER DISCRETIONARY — 0.0%
Wesfarmers	1,889	107,017

MATERIALS — 0.3%
Anglogold Ashanti	1,092	139,703
BlueScope Steel	2,717	54,125

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
AUSTRALIA — continued
MATERIALS — continued
Evolution Mining	3,013	$35,746
Fortescue	30,993	465,551
		695,125

		930,979
AUSTRIA — 0.1%
FINANCIALS — 0.1%
Erste Group Bank	2,598	308,368

BRAZIL — 0.4%
CONSUMER DISCRETIONARY — 0.0%
Vibra Energia	1,700	9,849

CONSUMER STAPLES — 0.1%
MBRF Global Foods	20,100	81,161

FINANCIALS — 0.0%
Banco Bradesco ADR	12,347	50,499

INDUSTRIALS — 0.0%
Embraer ADR	177	12,783
WEG	8,000	77,558
		90,341

MATERIALS — 0.1%
Wheaton Precious Metals	1,709	278,479

UTILITIES — 0.2%
Axia Energia	5,000	60,041

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
BRAZIL — continued
UTILITIES — continued
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	10,929	$327,969
		388,010

		898,339
CANADA — 2.7%
CONSUMER DISCRETIONARY — 0.1%
Dollarama	865	127,348

CONSUMER STAPLES — 0.1%
George Weston	2,661	195,315

ENERGY — 0.6%
Canadian Natural Resources	11,994	524,674
Imperial Oil	9,043	1,057,740
		1,582,414

FINANCIALS — 1.1%
Canadian Imperial Bank of Commerce	691	69,802
Fairfax Financial Holdings	39	67,125
Intact Financial	1,902	367,209
National Bank of Canada	6,172	861,379
Royal Bank of Canada	6,482	1,083,794
Sun Life Financial	402	26,347
		2,475,656

INDUSTRIALS — 0.3%
Canadian Pacific Kansas City	3,830	335,366
RB Global	1,530	154,127
WSP Global	1,891	320,335
		809,828

INFORMATION TECHNOLOGY — 0.0%
Constellation Software	28	51,742

MATERIALS — 0.5%
Agnico Eagle Mines	1,914	480,770

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CANADA — continued
MATERIALS — continued
Barrick Mining	6,447	$327,112
Kinross Gold	3,785	139,907
Lundin Gold	2,411	227,251
Pan American Silver	670	45,965
		1,221,005

UTILITIES — 0.0%
Hydro One	1,413	60,724

		6,524,032

CHILE — 0.2%
MATERIALS — 0.2%
Antofagasta	7,299	419,349
Lundin Mining	4,025	128,240
		547,589

CHINA — 4.2%
CONSUMER DISCRETIONARY — 0.8%
Alibaba Group Holding	43,900	794,447
BYD, Cl A	1,800	23,394
BYD, Cl H	7,500	90,413
China Tourism Group Duty Free, Cl A	1,900	22,326
Geely Automobile Holdings	45,000	92,518
Great Wall Motor, Cl H	82,500	135,183
Haier Smart Home, Cl A	8,942	33,472
Midea Group, Cl A	1,700	19,481
Pop Mart International Group	15,600	458,998
SAIC Motor, Cl A	6,200	12,940
		1,683,172

CONSUMER STAPLES — 0.0%
Foshan Haitian Flavouring & Food, Cl A	3,912	20,499
Inner Mongolia Yili Industrial Group, Cl A	7,400	28,132
Kweichow Moutai, Cl A	300	63,628
Luzhou Laojiao, Cl A	900	14,490
Yonghui Superstores, Cl A *	14,800	9,165
		135,914

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
ENERGY — 0.8%
China Coal Energy, Cl H	72,000	$119,570
China Petroleum & Chemical, Cl A	33,400	31,489
China Shenhua Energy, Cl H	116,000	665,085
PetroChina, Cl A	13,400	21,255
PetroChina, Cl H	682,000	830,656
		1,668,055

FINANCIALS — 1.9%
Agricultural Bank of China, Cl A	21,800	20,352
Agricultural Bank of China, Cl H	1,071,000	725,170
Bank of Beijing, Cl A	21,900	17,217
Bank of China, Cl A	12,000	9,240
Bank of China, Cl H	636,000	376,353
Bank of Communications, Cl A	15,200	14,519
Bank of Ningbo, Cl A	6,868	31,336
Bank of Shanghai, Cl A	15,700	22,168
China CITIC Bank, Cl H	384,000	353,317
China Construction Bank, Cl H	547,000	556,514
China Everbright Bank, Cl A	28,900	13,652
China Galaxy Securities, Cl H	47,000	59,353
China Merchants Bank, Cl A	6,500	36,711
China Merchants Securities, Cl A	9,300	22,495
China Pacific Insurance Group, Cl A	4,500	26,753
China Pacific Insurance Group, Cl H	86,600	396,365
China Taiping Insurance Holdings	174,800	509,005
CITIC Securities, Cl A	7,150	28,519
Guotai Haitong Securities, Cl A	9,520	26,275
Huatai Securities, Cl A	7,500	23,359
Huaxia Bank, Cl A	9,500	9,268
Industrial & Commercial Bank of China, Cl A	10,600	10,698
Industrial & Commercial Bank of China, Cl H	326,000	268,122
Industrial Bank, Cl A	7,500	20,025
New China Life Insurance, Cl A	2,800	30,824
New China Life Insurance, Cl H	52,900	372,269
People's Insurance Group of China, Cl H	305,000	249,147
PICC Property & Casualty, Cl H	222,000	458,063
Ping An Bank, Cl A	9,600	15,258
Ping An Insurance Group of China, Cl A	3,500	32,170
Postal Savings Bank of China, Cl H	95,000	59,780

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
FINANCIALS — continued
Shanghai Pudong Development Bank, Cl A	11,600	$16,438
Shenwan Hongyuan Group, Cl A	28,000	20,442
		4,831,177

HEALTH CARE — 0.0%
Akeso *	2,000	27,247
Hansoh Pharmaceutical Group	12,000	53,424
Jiangsu Hengrui Pharmaceuticals, Cl A	5,204	42,814
		123,485

INDUSTRIALS — 0.1%
Airtac International Group	1,046	40,022
COSCO SHIPPING Holdings, Cl H	118,700	230,341
NARI Technology, Cl A	8,668	34,499
Sany Heavy Industry, Cl A	12,800	43,169
Sinotruk Hong Kong	3,000	15,793
		363,824

INFORMATION TECHNOLOGY — 0.3%
AAC Technologies Holdings	33,000	156,862
BOE Technology Group, Cl A	73,200	47,783
BYD Electronic International	14,000	57,445
Luxshare Precision Industry, Cl A	5,769	42,098
Xiaomi, Cl B *	73,200	323,757
		627,945

MATERIALS — 0.3%
Anhui Conch Cement, Cl A	4,300	16,037
Baoshan Iron & Steel, Cl A	31,100	32,659
China Hongqiao Group	140,000	631,467
		680,163

REAL ESTATE — 0.0%
China Fortune Land Development, Cl A *	52,500	13,018
China Merchants Shekou Industrial Zone Holdings, Cl A	8,400	12,132
China Vanke, Cl A *	12,900	9,103

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
REAL ESTATE — continued
Poly Developments and Holdings Group, Cl A	9,500	$9,416
		43,669

		10,157,404
DENMARK — 0.2%
FINANCIALS — 0.2%
Danske Bank	7,431	387,709

INDUSTRIALS — 0.0%
DSV Panalpina	419	108,153
ROCKWOOL, Cl B	2,040	67,641
		175,794

		563,503
FINLAND — 0.0%
UTILITIES — 0.0%
Fortum	3,962	92,638

FRANCE — 0.5%
COMMUNICATION SERVICES — 0.1%
Orange	6,646	143,172

CONSUMER DISCRETIONARY — 0.1%
Hermes International SCA	135	324,468

CONSUMER STAPLES — 0.0%
L'Oreal	162	75,904

HEALTH CARE — 0.1%
EssilorLuxottica	851	225,249

INDUSTRIALS — 0.1%
Safran	678	273,057

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
FRANCE — continued
MATERIALS — 0.1%
Air Liquide	1,282	$269,573

REAL ESTATE — 0.0%
Klepierre	622	26,176

		1,337,599
GERMANY — 1.8%
FINANCIALS — 0.8%
Commerzbank	7,098	287,963
Deutsche Boerse	408	111,504
Hannover Rueck	1,224	370,899
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,006	1,309,163
		2,079,529

INDUSTRIALS — 0.9%
Rheinmetall	237	468,827
Siemens	4,123	1,192,140
Siemens Energy	2,099	406,530
		2,067,497

MATERIALS — 0.1%
Heidelberg Materials	652	145,261

		4,292,287
HONG KONG — 0.0%
INDUSTRIALS — 0.0%
Techtronic Industries	4,000	64,783

HUNGARY — 0.2%
ENERGY — 0.0%
MOL Hungarian Oil & Gas	2,037	22,548

FINANCIALS — 0.1%
OTP Bank Nyrt	1,065	131,306

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HUNGARY — continued
HEALTH CARE — 0.1%
Richter Gedeon Nyrt	6,053	$227,066

		380,920

ITALY — 2.6%
CONSUMER DISCRETIONARY — 0.1%
Ferrari	455	172,864

FINANCIALS — 1.9%
BPER Banca SPA	2,340	32,956
Intesa Sanpaolo	375,784	2,578,461
UniCredit	18,597	1,583,486
Unipol Assicurazioni	17,174	427,263
		4,622,166

INDUSTRIALS — 0.6%
Leonardo	12,970	873,803
Prysmian	4,988	600,809
		1,474,612

		6,269,642
JAPAN — 4.8%
COMMUNICATION SERVICES — 0.1%
Konami Group	2,500	333,606
SoftBank Group	2,400	61,454
		395,060

CONSUMER DISCRETIONARY — 0.2%
Panasonic Holdings	6,900	111,270
Sekisui House	1,400	34,202
Sony	4,900	112,642
Sumitomo Electric Industries	2,700	178,414
		436,528

CONSUMER STAPLES — 0.6%
Ajinomoto	12,000	381,674

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
CONSUMER STAPLES — continued
Japan Tobacco	28,300	$1,082,741
		1,464,415

ENERGY — 0.0%
Inpex	900	21,971

FINANCIALS — 1.3%
Japan Post Insurance	800	26,113
Mitsubishi HC Capital	28,800	279,124
Mitsubishi UFJ Financial Group	19,500	361,998
Mizuho Financial Group	32,900	1,467,801
ORIX	7,000	245,694
Sompo Holdings	3,300	130,926
Sumitomo Mitsui Financial Group	13,700	516,978
		3,028,634

HEALTH CARE — 0.3%
Chugai Pharmaceutical	3,300	222,520
Daiichi Sankyo	5,700	112,262
Hoya	1,400	252,879
		587,661

INDUSTRIALS — 1.5%
Hitachi	9,000	294,636
ITOCHU	60,500	875,969
Marubeni	14,600	558,710
Mitsubishi Heavy Industries	5,000	159,389
Mitsui	12,000	449,877
Nippon Yusen	22,000	755,399
Obayashi	17,900	505,334
		3,599,314

INFORMATION TECHNOLOGY — 0.6%
Advantest	4,500	779,263
Fujitsu	18,000	401,273
Nomura Research Institute	3,300	90,539
Renesas Electronics	4,200	79,207

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
INFORMATION TECHNOLOGY — continued
TDK	8,700	$134,401
		1,484,683

MATERIALS — 0.0%
Nippon Sanso Holdings	2,500	95,912
Nitto Denko	900	20,871
		116,783

UTILITIES — 0.2%
Tokyo Gas	11,500	564,526

		11,699,575

MALAYSIA — 0.0%
COMMUNICATION SERVICES — 0.0%
Telekom Malaysia	63,100	120,794

MEXICO — 0.5%
COMMUNICATION SERVICES — 0.0%
America Movil ADR	3,259	84,799

CONSUMER STAPLES — 0.2%
Arca Continental	14,900	179,869
Coca-Cola Femsa ADR	1,424	158,278
Grupo Bimbo, Ser A	5,900	21,446
		359,593

FINANCIALS — 0.0%
Grupo Financiero Inbursa, Cl O	40,800	103,907

INDUSTRIALS — 0.2%
Grupo Aeroportuario del Sureste ADR	334	120,130
Grupo Carso	24,400	191,168
Promotora y Operadora de Infraestructura	7,800	128,495
		439,793

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
MEXICO — continued
MATERIALS — 0.1%
Fresnillo	967	$55,176
Grupo Mexico	24,500	310,496
		365,672

		1,353,764
NETHERLANDS — 0.6%
FINANCIALS — 0.3%
NN Group	9,903	812,220

INFORMATION TECHNOLOGY — 0.3%
ASML Holding	436	634,122

		1,446,342

NORWAY — 0.2%
COMMUNICATION SERVICES — 0.2%
Telenor	32,847	609,294

PHILIPPINES — 0.0%
INDUSTRIALS — 0.0%
International Container Terminal Services	1,570	19,572

POLAND — 0.2%
COMMUNICATION SERVICES — 0.1%
CD Projekt	2,247	152,596

CONSUMER DISCRETIONARY — 0.0%
LPP	3	17,360

CONSUMER STAPLES — 0.0%
Dino Polska *	2,830	31,821

FINANCIALS — 0.1%
Bank Polska Kasa Opieki	1,756	111,261

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
POLAND — continued
FINANCIALS — continued
Powszechna Kasa Oszczednosci Bank Polski	5,789	$149,985
		261,246

		463,023
ROMANIA — 0.0%
REAL ESTATE — 0.0%
NEPI Rockcastle	5,267	48,966

RUSSIA — 0.0%
FINANCIALS — 0.0%
Evraz * (1)	29,556	—

SINGAPORE — 0.1%
COMMUNICATION SERVICES — 0.1%
Singapore Telecommunications	43,800	174,261

SOUTH AFRICA — 0.7%
COMMUNICATION SERVICES — 0.1%
MTN Group	23,681	308,022

CONSUMER DISCRETIONARY — 0.0%
Pepkor Holdings	32,790	54,593

CONSUMER STAPLES — 0.0%
Shoprite Holdings	2,080	34,602

FINANCIALS — 0.2%
Discovery	9,624	157,694
FirstRand	6,672	41,577
Old Mutual	11,538	11,942
Sanlam	46,972	313,732
		524,945

MATERIALS — 0.4%
Gold Fields ADR	2,040	120,034
Harmony Gold Mining ADR	19,012	432,523

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SOUTH AFRICA — continued
MATERIALS — continued
Sibanye Stillwater *	68,981	$306,428
		858,985

		1,781,147
SOUTH KOREA — 3.4%
CONSUMER DISCRETIONARY — 0.3%
Coway *	243	13,806
Kia	5,045	720,364
		734,170

CONSUMER STAPLES — 0.1%
KT&G	2,730	309,327

ENERGY — 0.0%
HD Hyundai	443	90,117

FINANCIALS — 0.7%
DB Insurance	1,519	192,982
Hana Financial Group	2,771	234,391
KB Financial Group	4,476	494,008
Meritz Financial Group	2,356	207,832
NH Investment & Securities	14,968	369,906
Samsung Fire & Marine Insurance	303	111,665
Samsung Life Insurance	441	70,597
		1,681,381

HEALTH CARE — 0.0%
Alteogen	94	26,629

INDUSTRIALS — 0.8%
Hanwha Aerospace	532	442,243
HD Hyundai Heavy Industries	334	139,871
Hyundai Glovis	201	40,471
LS Electric	512	280,381
SK Square *	1,961	880,132
		1,783,098

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — continued
INFORMATION TECHNOLOGY — 1.3%
Samsung Electronics	13,700	$2,050,497
SK hynix	1,612	1,191,901
		3,242,398

MATERIALS — 0.1%
Korea Zinc	203	285,784

UTILITIES — 0.1%
Korea Electric Power	2,818	113,267

		8,266,171
SPAIN — 1.8%
FINANCIALS — 1.6%
Banco Bilbao Vizcaya Argentaria	35,047	811,745
Banco Santander	122,982	1,551,057
CaixaBank	110,550	1,362,560
		3,725,362

UTILITIES — 0.2%
Iberdrola	23,846	562,843

		4,288,205
SWEDEN — 1.0%
COMMUNICATION SERVICES — 0.5%
Tele2, Cl B	28,241	596,003
Telia	94,124	483,215
		1,079,218

FINANCIALS — 0.3%
Investor, Cl B	11,172	466,002
Skandinaviska Enskilda Banken, Cl A	15,724	334,311
		800,313

INDUSTRIALS — 0.2%
Alfa Laval	4,917	290,209

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SWEDEN — continued
INDUSTRIALS — continued
Atlas Copco, Cl A	10,740	$231,063
		521,272

		2,400,803
SWITZERLAND — 0.4%
CONSUMER STAPLES — 0.0%
Chocoladefabriken Lindt & Spruengli	5	82,548

FINANCIALS — 0.4%
Swiss Life Holding	127	145,435
Zurich Insurance Group	1,088	820,706
		966,141

REAL ESTATE — 0.0%
Swiss Prime Site	199	37,973

		1,086,662
TAIWAN — 2.4%
FINANCIALS — 0.6%
CTBC Financial Holding	75,000	133,414
E.Sun Financial Holding	279,614	313,575
Fubon Financial Holding	67,850	203,494
Mega Financial Holding	57,465	73,926
SinoPac Financial Holdings	58,263	61,459
Taiwan Cooperative Financial Holding	164,796	125,804
TS Financial Holding	216,533	176,272
Yuanta Financial Holding	195,329	304,392
		1,392,336

INDUSTRIALS — 0.0%
Evergreen Marine Taiwan	14,600	91,626

INFORMATION TECHNOLOGY — 1.8%
Accton Technology	15,000	660,079
ASE Technology Holding	20,000	240,992
Delta Electronics	8,000	360,751
Hon Hai Precision Industry	81,000	619,552

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
TAIWAN — continued
INFORMATION TECHNOLOGY — continued
Inventec	15,000	$21,972
Lite-On Technology	70,000	382,092
MediaTek	5,000	307,998
Novatek Microelectronics	25,000	312,165
Quanta Computer	4,000	36,709
Realtek Semiconductor	21,000	321,404
Synnex Technology International	12,000	27,569
United Microelectronics	310,000	641,345
Wiwynn	1,000	125,671
Zhen Ding Technology Holding	33,000	218,175
		4,276,474

		5,760,436
THAILAND — 0.1%
COMMUNICATION SERVICES — 0.1%
Advanced Info Service NVDR	20,700	252,948

ENERGY — 0.0%
PTT Exploration & Production NVDR	4,900	21,674

		274,622
TÜRKIYE — 0.3%
CONSUMER DISCRETIONARY — 0.0%
Ford Otomotiv Sanayi	33,060	87,365

FINANCIALS — 0.3%
Akbank	46,343	95,289
Haci Omer Sabanci Holding	142,793	328,212
Turkiye Is Bankasi, Cl C	558,779	215,531
		639,032

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
TÜRKIYE — continued
INDUSTRIALS — 0.0%
Turk Hava Yollari AO	3,202	$22,444

		748,841
UNITED KINGDOM — 1.7%
COMMUNICATION SERVICES — 0.0%
BT Group, Cl A	16,340	47,625

CONSUMER DISCRETIONARY — 0.0%
Next	430	78,363

CONSUMER STAPLES — 0.9%
British American Tobacco	12,891	804,986
Imperial Brands	26,568	1,189,955
Tesco	18,090	117,107
		2,112,048

FINANCIALS — 0.1%
HSBC Holdings	2,844	53,157
Schroders	27,546	216,909
		270,066

HEALTH CARE — 0.0%
AstraZeneca	170	35,774

INDUSTRIALS — 0.6%
Ashtead Group	2,476	177,349
BAE Systems	17,152	489,786
Rolls-Royce Holdings	39,847	716,534
		1,383,669

UTILITIES — 0.1%
Centrica	35,806	96,023

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
UTILITIES — continued
SSE	1,149	$41,531
		137,554

		4,065,099
UNITED STATES — 1.2%
ENERGY — 0.1%
Tenaris	5,936	162,254

HEALTH CARE — 0.0%
GSK	2,619	77,819

INDUSTRIALS — 0.7%
AP Moller - Maersk, Cl B	60	148,971
Experian	4,018	151,235
Schneider Electric	4,005	1,308,873
		1,609,079

MATERIALS — 0.4%
Southern Copper	4,452	971,767

		2,820,919
Total Common Stock
(Cost $31,402,280)		79,796,579

PREFERRED STOCK — 0.0%

BRAZIL — 0.0%
UTILITIES — 0.0%
Cia Energetica de Minas Gerais(2)	9,294	22,026

Total Preferred Stock
(Cost $12,407)		22,026

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

WARRANTS — 0.0%

	Number of
	Warrants	Value
Constellation Software, Expires 08/22/28(1)	28	$—

Total Warrants
(Cost $–)		—

SHORT-TERM INVESTMENT — 2.1%
	Shares
DWS Government Money Market Series, Institutional Shares, 3.690% (B)
(Cost $5,113,844)	5,113,844	5,113,844

Total Investments — 99.8%
(Cost $124,815,895)		$243,345,173

A list of open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
IFSC Nifty50 Index	88	Mar-2026	$4,534,641	$4,450,160	$(84,481)
MSCI EAFE Index	4	Mar-2026	621,767	632,800	11,033
			$5,156,408	$5,082,960	$(73,448)

Percentages are based on Net Assets of $243,725,553.

*	Non-income producing security.

(1)	Level 3 security in accordance with fair value hierarchy.

(2)	No Interest Rate Available.
(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3#		Total
Registered Investment Companies	$158,412,724	$–	$–		$158,412,724
Common Stock
Australia	–	930,979	–		930,979
Austria	–	308,368	–		308,368
Brazil	898,339	–	–		898,339
Canada	6,524,032	–	–		6,524,032
Chile	128,240	419,349	–		547,589
China	13,018	10,144,386	–		10,157,404
Denmark	–	563,503	–		563,503
Finland	–	92,638	–		92,638
France	–	1,337,599	–		1,337,599
Germany	–	4,292,287	–		4,292,287
Hong Kong	–	64,783	–		64,783
Hungary	–	380,920	–		380,920
Italy	172,864	6,096,778	–		6,269,642
Japan	–	11,699,575	–		11,699,575
Malaysia	–	120,794	–		120,794
Mexico	1,298,587	55,177	–		1,353,764
Netherlands	–	1,446,342	–		1,446,342
Norway	–	609,294	–		609,294
Philippines	–	19,572	–		19,572
Poland	–	463,023	–		463,023
Romania	48,966	–	–		48,966
Russia	–	–	–	(1)	–	(1)
Singapore	–	174,261	–		174,261
South Africa	552,557	1,228,590	–		1,781,147
South Korea	–	8,266,171	–		8,266,171
Spain	–	4,288,205	–		4,288,205
Sweden	–	2,400,803	–		2,400,803
Switzerland	–	1,086,662	–		1,086,662
Taiwan	–	5,760,436	–		5,760,436
Thailand	–	274,622	–		274,622
Türkiye	–	748,841	–		748,841
United Kingdom	–	4,065,099	–		4,065,099
United States	971,767	1,849,152	–		2,820,919
Total Common Stock	10,608,370	69,188,209	–	(1)	79,796,579
Preferred Stock
Brazil	22,026	–	–		22,026
Warrants	–	–	–	(1)	–	(1)
Short-Term Investment	5,113,844	–	–		5,113,844
Total Investments in Securities	$174,156,964	$69,188,209	$–	(1)	$243,345,173

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts^
Unrealized Depreciation	$(73,448)	$–	$–	$(73,448)
Total Other Financial Instruments	$(73,448)	$–	$–	$(73,448)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

#	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1)	Includes securities valued at zero.

^	Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 55.9%

	Shares	Value
AUSTRALIA — 0.4%
COMMUNICATION SERVICES — 0.0%
REA Group	734	$86,837

CONSUMER DISCRETIONARY — 0.0%
Wesfarmers	1,077	61,015

MATERIALS — 0.4%
Anglogold Ashanti	7,060	902,206
BlueScope Steel	1,973	39,304
Fortescue	24,313	365,210
		1,306,720

		1,454,572
AUSTRIA — 0.1%
FINANCIALS — 0.1%
Erste Group Bank	2,210	262,314

BELGIUM — 0.0%
HEALTH CARE — 0.0%
UCB	94	28,236

BRAZIL — 0.1%
COMMUNICATION SERVICES — 0.0%
TIM	8,000	43,726

CONSUMER STAPLES — 0.0%
MBRF Global Foods	13,700	55,318

FINANCIALS — 0.0%
Banco Bradesco ADR	11,367	46,491

INDUSTRIALS — 0.0%
Embraer ADR	130	9,389

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
BRAZIL — continued
MATERIALS — 0.0%
Wheaton Precious Metals	1,224	$199,449

UTILITIES — 0.1%
Axia Energia	1,200	14,410
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7,002	210,137
		224,547

		578,920
CANADA — 1.1%
CONSUMER DISCRETIONARY — 0.0%
Dollarama	718	105,707

CONSUMER STAPLES — 0.0%
George Weston	1,536	112,741

ENERGY — 0.3%
Canadian Natural Resources	12,835	561,464
Imperial Oil	6,944	812,225
		1,373,689

FINANCIALS — 0.4%
Fairfax Financial Holdings	12	20,654
Intact Financial	1,593	307,552
National Bank of Canada	4,302	600,397
Royal Bank of Canada	1,750	292,601
Sun Life Financial	315	20,645
		1,241,849

INDUSTRIALS — 0.2%
Canadian Pacific Kansas City	3,055	267,504
RB Global	1,078	108,594
WSP Global	1,366	231,400
		607,498

INFORMATION TECHNOLOGY — 0.0%
Celestica *	184	51,095

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CANADA — continued
INFORMATION TECHNOLOGY — continued
Constellation Software	22	$40,654
		91,749

MATERIALS — 0.2%
Agnico Eagle Mines	1,438	361,205
Barrick Mining	5,496	278,860
Kinross Gold	3,685	136,210
Lundin Gold	1,661	156,559
Pan American Silver	937	64,283
		997,117

UTILITIES — 0.0%
Hydro One	1,426	61,282

		4,591,632
CHILE — 0.1%
MATERIALS — 0.1%
Antofagasta	5,161	296,514

CHINA — 1.9%
CONSUMER DISCRETIONARY — 0.2%
Alibaba Group Holding	28,900	522,996
BYD, Cl A	1,200	15,596
BYD, Cl H	3,000	36,165
China Tourism Group Duty Free, Cl A	1,400	16,451
Geely Automobile Holdings	38,000	78,126
Great Wall Motor, Cl H	60,500	99,134
Haier Smart Home, Cl A	5,141	19,244
Midea Group, Cl A	900	10,313
Pop Mart International Group	12,400	364,845
SAIC Motor, Cl A	4,600	9,600
		1,172,470

CONSUMER STAPLES — 0.0%
Foshan Haitian Flavouring & Food, Cl A	3,088	16,181
Inner Mongolia Yili Industrial Group, Cl A	4,100	15,587
Jiangsu Yanghe Distillery, Cl A	900	6,981
Kweichow Moutai, Cl A	200	42,419

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
CONSUMER STAPLES — continued
Luzhou Laojiao, Cl A	700	$11,270
Wuliangye Yibin, Cl A	800	12,130
Yonghui Superstores, Cl A *	14,000	8,669
		113,237

ENERGY — 0.5%
China Coal Energy, Cl H	84,000	139,498
China Petroleum & Chemical, Cl A	17,600	16,593
China Shenhua Energy, Cl H	100,500	576,216
PetroChina, Cl A	7,100	11,262
PetroChina, Cl H	484,000	589,498
		1,333,067

FINANCIALS — 0.9%
Agricultural Bank of China, Cl A	16,700	15,591
Agricultural Bank of China, Cl H	831,000	562,667
Bank of Beijing, Cl A	15,300	12,028
Bank of China, Cl A	10,200	7,854
Bank of Communications, Cl A	12,100	11,558
Bank of Ningbo, Cl A	4,440	20,258
Bank of Shanghai, Cl A	11,197	15,810
China CITIC Bank, Cl H	280,000	257,627
China Construction Bank, Cl H	525,000	534,132
China Everbright Bank, Cl A	26,600	12,565
China Galaxy Securities, Cl H	8,500	10,734
China Life Insurance, Cl H	29,000	116,337
China Merchants Bank, Cl A	5,000	28,239
China Merchants Securities, Cl A	5,500	13,303
China Pacific Insurance Group, Cl A	2,800	16,646
China Pacific Insurance Group, Cl H	39,600	181,248
China Taiping Insurance Holdings	144,200	419,900
Guotai Haitong Securities, Cl A	7,145	19,720
Huatai Securities, Cl A	7,100	22,113
Huaxia Bank, Cl A	6,800	6,634
Industrial & Commercial Bank of China, Cl A	10,100	10,193
Industrial & Commercial Bank of China, Cl H	339,000	278,813
Industrial Bank, Cl A	5,400	14,418
New China Life Insurance, Cl A	2,000	22,017
New China Life Insurance, Cl H	40,700	286,415

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
FINANCIALS — continued
People's Insurance Group of China, Cl H	104,000	$84,955
PICC Property & Casualty, Cl H	168,000	346,642
Ping An Bank, Cl A	7,000	11,126
Ping An Insurance Group of China, Cl A	1,200	11,030
Shanghai Pudong Development Bank, Cl A	10,000	14,171
Shenwan Hongyuan Group, Cl A	19,800	14,456
		3,379,200

HEALTH CARE — 0.0%
Hansoh Pharmaceutical Group	14,000	62,328
Jiangsu Hengrui Pharmaceuticals, Cl A	3,520	28,960
		91,288

INDUSTRIALS — 0.1%
Airtac International Group	1,046	40,022
China Communications Services, Cl H	22,000	12,489
COSCO SHIPPING Holdings, Cl H	96,250	186,776
NARI Technology, Cl A	7,383	29,384
Sany Heavy Industry, Cl A	10,300	34,738
		303,409

INFORMATION TECHNOLOGY — 0.1%
AAC Technologies Holdings	22,000	104,574
BOE Technology Group, Cl A	61,300	40,015
BYD Electronic International	11,000	45,135
Luxshare Precision Industry, Cl A	4,415	32,218
Xiaomi, Cl B *	51,200	226,453
		448,395

MATERIALS — 0.1%
Anhui Conch Cement, Cl A	4,988	18,603
Baoshan Iron & Steel, Cl A	24,600	25,833
China Hongqiao Group	105,500	475,856
CMOC Group, Cl H	9,000	27,688
		547,980

REAL ESTATE — 0.0%
China Fortune Land Development, Cl A *	57,700	14,308

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
REAL ESTATE — continued
China Merchants Shekou Industrial Zone Holdings, Cl A	6,200	$8,955
Poly Developments and Holdings Group, Cl A	6,900	6,839
		30,102

		7,419,148
DENMARK — 0.1%
FINANCIALS — 0.1%
Danske Bank	7,177	374,456

INDUSTRIALS — 0.0%
DSV Panalpina	413	106,604
ROCKWOOL, Cl B	1,128	37,402
		144,006

		518,462
FINLAND — 0.0%
INDUSTRIALS — 0.0%
Wartsila Abp	1,330	57,755

FRANCE — 0.4%
COMMUNICATION SERVICES — 0.1%
Orange	25,155	541,903

CONSUMER DISCRETIONARY — 0.1%
Hermes International SCA	98	235,539

CONSUMER STAPLES — 0.0%
L'Oreal	36	16,868

FINANCIALS — 0.0%
Societe Generale	352	30,505

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
FRANCE — continued
HEALTH CARE — 0.0%
EssilorLuxottica	578	$152,989

INDUSTRIALS — 0.1%
Safran	787	316,955

MATERIALS — 0.1%
Air Liquide	893	187,776

		1,482,535
GERMANY — 0.7%
FINANCIALS — 0.4%
Commerzbank	10,794	437,909
Deutsche Boerse	247	67,503
Hannover Rueck	1,226	371,505
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,286	839,274
		1,716,191

INDUSTRIALS — 0.3%
Rheinmetall	227	449,046
Siemens	1,980	572,505
Siemens Energy	582	112,720
		1,134,271

MATERIALS — 0.0%
Heidelberg Materials	176	39,212

UTILITIES — 0.0%
RWE	433	27,854

		2,917,528

GUATEMALA — 0.1%
COMMUNICATION SERVICES — 0.1%
Millicom International Cellular	6,662	485,593

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HONG KONG — 0.0%
INDUSTRIALS — 0.0%
Techtronic Industries	2,500	$40,489

HUNGARY — 0.1%
FINANCIALS — 0.1%
OTP Bank Nyrt	1,042	128,470

HEALTH CARE — 0.0%
Richter Gedeon Nyrt	1,522	57,095

		185,565
INDONESIA — 0.0%
FINANCIALS — 0.0%
Bank Mandiri Persero	222,200	69,742

ITALY — 1.1%
CONSUMER DISCRETIONARY — 0.0%
Ferrari	239	90,801

FINANCIALS — 0.8%
Intesa Sanpaolo	227,211	1,559,019
UniCredit	18,029	1,535,122
		3,094,141

INDUSTRIALS — 0.3%
Leonardo	11,312	762,102
Prysmian	4,171	502,401
		1,264,503

		4,449,445
JAPAN — 2.1%
CONSUMER DISCRETIONARY — 0.1%
Panasonic Holdings	8,800	141,909
Sekisui House	600	14,658
Sony	6,000	137,930

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
CONSUMER DISCRETIONARY — continued
Sumitomo Electric Industries	4,100	$270,925
		565,422

CONSUMER STAPLES — 0.3%
Ajinomoto	9,600	305,339
Japan Tobacco	21,300	814,925
		1,120,264

ENERGY — 0.0%
Inpex	4,400	107,416

FINANCIALS — 0.6%
Japan Post Insurance	3,600	117,507
Mitsubishi HC Capital	30,000	290,754
Mitsubishi UFJ Financial Group	15,200	282,173
Mizuho Financial Group	23,400	1,043,968
ORIX	7,300	256,223
Sompo Holdings	3,000	119,024
Sumitomo Mitsui Financial Group	4,100	154,716
		2,264,365

HEALTH CARE — 0.0%
Chugai Pharmaceutical	2,100	141,604
Daiichi Sankyo	4,500	88,628
Hoya	700	126,440
		356,672

INDUSTRIALS — 0.7%
Fujikura	200	34,151
Hitachi	4,100	134,223
ITOCHU	47,000	680,505
Marubeni	12,500	478,347
Mitsui	11,000	412,387
Mitsui OSK Lines	1,600	59,367
Nippon Yusen	19,700	676,426

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
INDUSTRIALS — continued
Obayashi	8,900	$251,255
		2,726,661

INFORMATION TECHNOLOGY — 0.3%
Advantest	3,400	588,776
Fujitsu	14,000	312,101
Nomura Research Institute	2,400	65,847
TDK	6,000	92,690
		1,059,414

MATERIALS — 0.0%
Nippon Sanso Holdings	1,800	69,056
Nitto Denko	3,000	69,571
		138,627

UTILITIES — 0.1%
Tokyo Gas	4,300	211,084

		8,549,925
MALAYSIA — 0.0%
COMMUNICATION SERVICES — 0.0%
Telekom Malaysia	43,200	82,699

MEXICO — 0.2%
CONSUMER STAPLES — 0.0%
Arca Continental	11,400	137,618
Coca-Cola Femsa ADR	1,093	121,487
Grupo Bimbo, Ser A	16,700	60,703
		319,808

FINANCIALS — 0.0%
Grupo Financiero Inbursa, Cl O	35,700	90,919

INDUSTRIALS — 0.1%
Grupo Carso	17,100	133,974

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
MEXICO — continued
INDUSTRIALS — continued
Promotora y Operadora de Infraestructura	10,290	$169,514
		303,488

MATERIALS — 0.1%
Cemex ADR	2,482	31,050
Fresnillo	823	46,960
Grupo Mexico	14,300	181,228
		259,238

		973,453
NETHERLANDS — 0.3%
FINANCIALS — 0.1%
NN Group	8,285	679,516

INFORMATION TECHNOLOGY — 0.2%
ASML Holding	472	686,481

		1,365,997
NORWAY — 0.1%
COMMUNICATION SERVICES — 0.1%
Telenor	30,720	569,840

PHILIPPINES — 0.0%
FINANCIALS — 0.0%
Metropolitan Bank & Trust	24,600	32,851

POLAND — 0.1%
COMMUNICATION SERVICES — 0.0%
CD Projekt	665	45,161

CONSUMER DISCRETIONARY — 0.0%
LPP	6	34,719

CONSUMER STAPLES — 0.0%
Dino Polska *	1,830	20,577

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
POLAND — continued
FINANCIALS — 0.1%
Bank Polska Kasa Opieki	1,687	$106,890
Powszechna Kasa Oszczednosci Bank Polski	7,038	182,345
		289,235

		389,692
ROMANIA — 0.0%
REAL ESTATE — 0.0%
NEPI Rockcastle	5,921	55,046

RUSSIA — 0.0%
FINANCIALS — 0.0%
Evraz * (1)	16,851	—

SAUDI ARABIA — 0.0%
COMMUNICATION SERVICES — 0.0%
Etihad Etisalat	2,768	47,381

SOUTH AFRICA — 0.3%
COMMUNICATION SERVICES — 0.1%
MTN Group	15,428	200,674

CONSUMER STAPLES — 0.0%
Shoprite Holdings	2,772	46,114

FINANCIALS — 0.0%
Discovery	1,948	31,919
FirstRand	5,526	34,436
		66,355

MATERIALS — 0.2%
Gold Fields ADR	2,126	125,094
Harmony Gold Mining ADR	13,821	314,428

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SOUTH AFRICA — continued
MATERIALS — continued
Sibanye Stillwater *	53,377	$237,112
		676,634

		989,777
SOUTH KOREA — 1.5%
CONSUMER DISCRETIONARY — 0.2%
Coupang, Cl A *	1,694	32,321
Coway *	429	24,374
Kia	3,952	564,297
		620,992

CONSUMER STAPLES — 0.0%
KT&G	1,054	119,425

ENERGY — 0.0%
HD Hyundai	63	12,816

FINANCIALS — 0.4%
DB Insurance	1,142	145,086
Hana Financial Group	3,889	328,960
KB Financial Group	2,990	330,001
Meritz Financial Group	1,869	164,872
NH Investment & Securities	14,168	350,135
Samsung Fire & Marine Insurance	256	94,344
		1,413,398

HEALTH CARE — 0.0%
Alteogen	44	12,465

INDUSTRIALS — 0.4%
Hanwha Aerospace	411	341,657
HD Hyundai Heavy Industries	306	128,145
Hyundai Glovis	255	51,344
LS Electric	383	209,738
SK Square *	1,478	663,353
		1,394,237

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — continued
INFORMATION TECHNOLOGY — 0.5%
Samsung Electronics	9,020	$1,350,035
SK hynix	1,003	741,611
		2,091,646

MATERIALS — 0.0%
Korea Zinc	112	157,674

UTILITIES — 0.0%
Korea Electric Power	1,221	49,077

		5,871,730
SPAIN — 0.7%
FINANCIALS — 0.6%
Banco Bilbao Vizcaya Argentaria	17,512	405,606
Banco Santander	70,225	885,682
CaixaBank	86,144	1,061,749
		2,353,037

UTILITIES — 0.1%
Iberdrola	18,507	436,826

		2,789,863
SWEDEN — 0.5%
COMMUNICATION SERVICES — 0.2%
Tele2, Cl B	14,732	310,907
Telia	75,672	388,486
		699,393

FINANCIALS — 0.2%
Investor, Cl B	10,944	456,491
Skandinaviska Enskilda Banken, Cl A	15,002	318,960
		775,451

INDUSTRIALS — 0.1%
Alfa Laval	4,339	256,095
Atlas Copco, Cl A	2,768	59,552

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SWEDEN — continued
INDUSTRIALS — continued
Epiroc, Cl A	1,316	$39,533
		355,180

		1,830,024
SWITZERLAND — 0.2%
CONSUMER STAPLES — 0.0%
Chocoladefabriken Lindt & Spruengli	5	82,548

FINANCIALS — 0.2%
Swiss Life Holding	60	68,709
UBS Group	1,015	42,173
Zurich Insurance Group	839	632,879
		743,761

		826,309
TAIWAN — 1.1%
FINANCIALS — 0.2%
E.Sun Financial Holding	222,599	249,635
Fubon Financial Holding	20,418	61,237
Hua Nan Financial Holdings	19,089	23,182
Mega Financial Holding	29,796	38,331
SinoPac Financial Holdings	27,902	29,433
Taiwan Cooperative Financial Holding	150,959	115,241
TS Financial Holding	154,493	125,768
Yuanta Financial Holding	170,199	265,231
		908,058

INDUSTRIALS — 0.0%
Evergreen Marine Taiwan	16,800	105,433

INFORMATION TECHNOLOGY — 0.9%
Accton Technology	11,000	484,058
ASE Technology Holding	33,000	397,636
Asustek Computer	2,000	33,796
Compal Electronics	17,000	17,055
Delta Electronics	9,000	405,844
Hon Hai Precision Industry	59,000	451,279

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
TAIWAN — continued
INFORMATION TECHNOLOGY — continued
Lite-On Technology	10,000	$54,585
MediaTek	4,000	246,398
Novatek Microelectronics	17,000	212,272
Realtek Semiconductor	15,000	229,574
Synnex Technology International	32,000	73,518
United Microelectronics	202,000	417,909
Wiwynn	1,000	125,671
Zhen Ding Technology Holding	26,000	171,896
		3,321,491

		4,334,982
TÜRKIYE — 0.2%
CONSUMER DISCRETIONARY — 0.0%
Ford Otomotiv Sanayi	24,800	65,537

CONSUMER STAPLES — 0.0%
BIM Birlesik Magazalar	7,126	108,537

FINANCIALS — 0.2%
Akbank	33,109	68,077
Haci Omer Sabanci Holding	105,474	242,434
Turkiye Is Bankasi, Cl C	386,389	149,037
		459,548

INDUSTRIALS — 0.0%
Turk Hava Yollari AO	2,594	18,183

		651,805
UNITED KINGDOM — 0.7%
CONSUMER DISCRETIONARY — 0.0%
Next	390	71,074

CONSUMER STAPLES — 0.3%
British American Tobacco	4,617	288,312
Imperial Brands	17,996	806,023
		1,094,335

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
FINANCIALS — 0.1%
HSBC Holdings	6,445	$120,464
Legal & General Group	25,875	94,515
NatWest Group	7,400	61,438
Schroders	20,004	157,520
		433,937

HEALTH CARE — 0.1%
AstraZeneca	1,371	288,504

INDUSTRIALS — 0.2%
Ashtead Group	1,136	81,368
BAE Systems	12,198	348,322
Rolls-Royce Holdings	23,217	417,491
		847,181

UTILITIES — 0.0%
Centrica	29,360	78,736
SSE	784	28,338
		107,074

		2,842,105
UNITED STATES — 41.7%
COMMUNICATION SERVICES — 3.8%
Alphabet, Cl A	19,948	6,218,988
Alphabet, Cl C	4,032	1,255,686
AT&T	27,053	757,755
Comcast, Cl A	8,662	268,176
Electronic Arts	977	195,957
Fox, Cl A	1,383	77,918
Fox, Cl B	1,153	59,645
Liberty Media -Liberty Formula One, Cl A *	600	50,622
Liberty Media -Liberty Formula One, Cl C *	946	86,644
Live Nation Entertainment *	922	149,493
Meta Platforms, Cl A	5,944	3,852,782
Netflix *	8,880	854,611
ROBLOX, Cl A *	559	38,381
Spotify Technology *	162	83,420
Take-Two Interactive Software *	594	125,619

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
TKO Group Holdings, Cl A	262	$58,654
T-Mobile US	1,691	367,099
Verizon Communications	7,351	368,579
Versant Media Group *	407	13,569
Walt Disney	1,519	161,075
Warner Bros Discovery *	7,812	220,064
		15,264,737

CONSUMER DISCRETIONARY — 3.5%
Airbnb, Cl A *	496	67,015
Amazon.com *	9,515	1,998,150
AutoNation *	4,486	875,488
AutoZone *	113	424,381
Booking Holdings	47	199,249
Carnival	4,518	142,543
Carvana, Cl A *	383	127,983
Chipotle Mexican Grill, Cl A *	4,140	154,091
Darden Restaurants	621	132,801
Dick's Sporting Goods	2,247	457,557
DoorDash, Cl A *	412	72,706
DR Horton	4,199	673,478
eBay	2,292	208,251
Expedia Group	306	66,001
Flutter Entertainment *	496	52,645
Ford Motor	12,647	178,196
Garmin	547	138,298
General Motors	4,309	339,161
Hilton Worldwide Holdings	565	176,156
Home Depot	1,344	511,688
Las Vegas Sands	1,299	73,679
Lennar, Cl A	623	71,246
Lennar, Cl B	77	8,218
Lowe's	936	247,637
Lululemon Athletica *	249	46,107
Marriott International, Cl A	590	201,621
McDonald's	695	237,037
NIKE, Cl B	2,459	152,901
NVR *	33	248,087
O'Reilly Automotive *	4,215	395,704
Penske Automotive Group	3,074	484,216

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
PulteGroup	1,998	$274,126
Ralph Lauren, Cl A	503	182,388
Ross Stores	1,119	230,111
Royal Caribbean Cruises	4,044	1,257,522
Starbucks	1,745	171,045
Tapestry	316	49,128
Tesla *	1,411	567,942
TJX	2,581	417,244
Tractor Supply	7,180	372,211
Ulta Beauty *	245	167,774
Williams-Sonoma	5,216	1,072,670
Yum! Brands	686	115,358
		14,039,810

CONSUMER STAPLES — 2.2%
Altria Group	2,986	206,153
Archer-Daniels-Midland	991	68,419
Casey's General Stores	473	324,284
Coca-Cola	5,320	433,899
Colgate-Palmolive	1,431	141,869
Constellation Brands, Cl A	872	137,654
Costco Wholesale	615	621,636
Dollar General	1,557	243,266
Dollar Tree *	699	88,410
Estee Lauder, Cl A	179	19,595
General Mills	2,434	110,090
Hershey	625	147,675
Kenvue	6,113	116,881
Keurig Dr Pepper	3,013	91,234
Kimberly-Clark	811	90,378
Kraft Heinz	4,207	103,534
Kroger	4,181	285,311
McCormick	257	18,196
Mondelez International, Cl A	2,552	157,152
Monster Beverage *	2,017	172,050
PepsiCo	2,023	343,384
Philip Morris International	2,109	394,024
Procter & Gamble	2,852	476,854
Seaboard	14	71,858
Sysco	1,853	168,919

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Target	1,638	$186,388
US Foods Holding *	859	82,988
Walmart	26,960	3,449,532
		8,751,633

ENERGY — 2.0%
Baker Hughes, Cl A	3,523	229,911
Cheniere Energy	852	200,842
Chevron	2,814	525,510
ConocoPhillips	3,389	384,516
Coterra Energy	1,125	34,414
Devon Energy	3,183	138,556
Diamondback Energy	3,158	549,745
EOG Resources	2,377	294,938
EQT	2,147	131,869
Expand Energy	575	62,054
Exxon Mobil	6,898	1,051,945
Halliburton	4,879	175,644
Kinder Morgan	6,341	210,965
Marathon Petroleum	2,902	575,205
Occidental Petroleum	4,970	263,808
ONEOK	2,300	190,371
Phillips 66	1,176	181,492
SLB	3,536	181,538
Targa Resources	6,911	1,629,614
TechnipFMC	2,212	146,678
Tenaris	6,377	174,308
Texas Pacific Land	126	66,060
Valero Energy	1,580	323,331
Williams	3,561	266,078
		7,989,392

FINANCIALS — 6.2%
Affirm Holdings, Cl A *	693	32,557
Aflac	2,988	337,435
Allstate	2,219	476,020
American Express	1,109	342,570
American International Group	2,013	162,026
Ameriprise Financial	1,828	859,379
Aon, Cl A	1,169	392,164

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Apollo Global Management	861	$90,061
Arch Capital Group *	1,252	125,388
Ares Management, Cl A	145	16,241
Arthur J Gallagher	528	120,490
Assurant	1,057	242,677
Assured Guaranty	510	43,967
Bank of America	9,432	469,997
Bank of New York Mellon	1,903	226,647
Bank OZK	2,910	135,490
Berkshire Hathaway, Cl B *	2,372	1,197,741
Blackrock	213	226,468
Blackstone, Cl A	238	26,982
Block, Cl A *	968	61,662
Brighthouse Financial *	2,330	139,753
Brown & Brown	1,232	88,482
Capital One Financial	1,880	367,734
Carlyle Group	1,244	64,676
Cboe Global Markets	418	125,283
Charles Schwab	2,422	230,574
Chubb	737	251,214
Cincinnati Financial	763	125,117
Citigroup	10,906	1,201,732
Citizens Financial Group	2,164	130,251
CME Group, Cl A	722	230,679
Coinbase Global, Cl A *	407	71,571
Corpay *	112	36,411
East West Bancorp	3,823	418,427
Fidelity National Financial	2,434	128,710
Fidelity National Information Services	1,102	56,158
Fifth Third Bancorp	3,609	178,537
First American Financial	1,333	93,457
First Citizens BancShares, Cl A	130	246,759
Fiserv *	369	22,985
Goldman Sachs Group	805	691,954
Hartford Insurance Group	2,749	387,142
Huntington Bancshares	4,380	73,584
Interactive Brokers Group, Cl A	652	46,416
Intercontinental Exchange	1,128	185,139
Jefferies Financial Group	1,798	79,831
JPMorgan Chase	16,089	4,831,527
KeyCorp	3,591	74,477

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
KKR	1,027	$90,047
Loews	807	88,786
LPL Financial Holdings	431	129,464
M&T Bank	807	175,103
Markel Group *	66	136,783
Marsh & McLennan	1,624	303,266
Mastercard, Cl A	1,299	671,856
MetLife	2,727	196,535
Moody's	459	219,214
Morgan Stanley	6,819	1,135,432
MSCI, Cl A	229	130,949
Nasdaq	3,894	341,036
Northern Trust	930	133,074
PayPal Holdings	2,575	118,991
PNC Financial Services Group	1,082	229,763
Principal Financial Group	1,334	127,290
Progressive	3,665	783,064
Prudential Financial	1,002	98,577
Raymond James Financial	865	132,414
Regions Financial	6,591	183,427
Robinhood Markets, Cl A *	1,424	108,010
Rocket, Cl A	2,356	42,856
S&P Global	466	205,916
SoFi Technologies *	1,762	31,293
State Street	1,537	197,689
Synchrony Financial	2,305	159,299
T Rowe Price Group	1,241	117,436
Tradeweb Markets, Cl A	588	72,474
Travelers	1,239	382,405
Truist Financial	2,531	124,804
US Bancorp	3,075	168,079
Visa, Cl A	2,345	750,728
Wells Fargo	4,435	361,231
Willis Towers Watson	543	165,707
WR Berkley	3,753	269,090
		24,746,630

HEALTH CARE — 4.2%
Abbott Laboratories	1,527	177,666
AbbVie	4,216	978,449

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Agilent Technologies	1,000	$121,380
Alnylam Pharmaceuticals *	380	126,510
Amgen	871	338,087
Becton Dickinson	565	99,711
Biogen *	409	78,454
Boston Scientific *	2,069	159,003
Bristol-Myers Squibb	7,377	460,104
Cardinal Health	786	180,175
Cencora, Cl A	1,942	722,696
Chemed	99	40,591
Cigna Group	1,097	317,933
CVS Health	2,503	199,990
Danaher	1,610	339,130
DexCom *	1,027	75,413
Edwards Lifesciences *	1,253	108,347
Elevance Health	440	140,800
Eli Lilly	2,645	2,782,514
GE HealthCare Technologies	1,920	161,798
Gilead Sciences	3,545	528,028
HCA Healthcare	2,897	1,534,541
Humana	367	69,928
IDEXX Laboratories *	448	294,215
Incyte *	344	34,837
Insmed *	251	37,482
Intuitive Surgical *	220	110,772
IQVIA Holdings *	610	109,074
Johnson & Johnson	8,290	2,059,485
Labcorp Holdings	684	197,758
McKesson	766	756,325
Medtronic	2,332	227,743
Merck	3,526	436,589
Mettler-Toledo International *	62	84,735
Natera *	128	26,629
Pfizer	13,456	372,058
Quest Diagnostics	1,519	321,891
Regeneron Pharmaceuticals	204	159,461
ResMed	513	131,461
Solventum *	498	36,952
STERIS	377	95,136
Stryker	611	236,738
Thermo Fisher Scientific	371	193,332

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
United Therapeutics *	986	$496,845
UnitedHealth Group	1,398	409,991
Veeva Systems, Cl A *	358	65,160
Vertex Pharmaceuticals *	452	224,567
Waters *	324	103,629
Zoetis, Cl A	910	119,301
		17,083,414

INDUSTRIALS — 7.3%
3M	1,457	240,871
AECOM	663	64,961
Air Lease, Cl A	1,150	74,566
Allison Transmission Holdings	2,427	304,103
AMETEK	470	112,433
AP Moller - Maersk, Cl B	5	12,414
Automatic Data Processing	958	205,357
Axon Enterprise *	99	53,698
Boeing *	766	174,288
Booz Allen Hamilton Holding, Cl A	1,264	99,641
Broadridge Financial Solutions	1,184	220,070
Builders FirstSource *	2,637	275,013
Carlisle	491	193,832
Carrier Global	2,066	133,050
Caterpillar	721	535,580
Cintas	3,348	673,383
Comfort Systems USA	117	167,236
Copart *	7,052	268,611
CSX	5,586	238,466
Cummins	493	287,848
Deere	696	438,278
Delta Air Lines	2,950	193,815
Dover	2,700	608,850
Eaton	3,746	1,408,196
EMCOR Group	208	150,721
Emerson Electric	1,567	236,225
Equifax	514	107,405
Esab	798	100,684
Expeditors International of Washington	698	101,231
Fastenal	10,572	486,735
FedEx	647	250,389

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Ferguson Enterprises	589	$153,588
GE Vernova	300	262,080
General Dynamics	603	215,301
General Electric	4,652	1,592,194
HEICO	516	164,841
HEICO, Cl A	280	67,231
Honeywell International	1,644	400,462
Howmet Aerospace	4,286	1,125,204
Hubbell, Cl B	1,303	666,654
Illinois Tool Works	599	174,087
Ingersoll Rand	4,230	398,212
ITT	1,371	277,504
Jacobs Solutions	1,573	216,854
Johnson Controls International	1,819	262,482
L3Harris Technologies	542	197,581
Leidos Holdings	533	93,328
Lockheed Martin	491	323,117
Norfolk Southern	618	194,509
Northrop Grumman	379	274,540
nVent Electric	1,352	160,023
Old Dominion Freight Line	3,127	634,937
Otis Worldwide	1,188	109,961
PACCAR	1,751	220,784
Parker-Hannifin	1,345	1,357,347
Paychex	1,038	97,209
Pentair	239	23,706
Quanta Services	3,315	1,866,610
Republic Services, Cl A	640	146,560
Rockwell Automation	345	140,570
Rollins	1,732	105,462
RTX	1,863	377,481
Ryder System	349	77,324
Schneider Electric	3,162	1,033,373
Snap-on	775	298,546
Southwest Airlines	924	45,516
SS&C Technologies Holdings	773	58,199
Symbotic, Cl A *	102	5,588
Timken	400	43,352
Trane Technologies	3,473	1,605,637
TransDigm Group	132	171,968
Uber Technologies *	1,983	149,558

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Union Pacific	1,536	$407,009
United Airlines Holdings *	5,458	580,185
United Parcel Service, Cl B	2,380	275,985
United Rentals	1,847	1,551,480
Veralto	583	56,802
Verisk Analytics, Cl A	884	183,492
Vertiv Holdings, Cl A	954	243,165
Waste Management	1,422	342,475
Westinghouse Air Brake Technologies	1,325	349,734
WW Grainger	665	761,246
XPO *	1,012	212,996
Xylem	914	118,418
		29,290,417

INFORMATION TECHNOLOGY — 10.1%
Accenture, Cl A	670	139,842
Adobe *	640	167,942
Advanced Micro Devices *	1,613	322,939
Amphenol, Cl A	2,709	395,677
Analog Devices	966	343,693
Apple	23,442	6,192,908
Applied Materials	1,572	585,256
AppLovin, Cl A *	1,597	694,328
Arista Networks *	1,533	204,656
Arrow Electronics *	273	41,540
Astera Labs *	247	29,351
Atlassian, Cl A *	73	5,484
Autodesk *	329	80,891
Broadcom	8,168	2,610,084
Cadence Design Systems *	1,859	560,303
Ciena *	333	116,117
Cisco Systems	5,526	439,096
Cloudflare, Cl A *	393	67,671
Cognizant Technology Solutions, Cl A	1,459	94,003
Coherent *	380	98,393
Corning	2,869	431,440
Crowdstrike Holdings, Cl A *	105	39,058
Datadog, Cl A *	325	36,387
Dell Technologies, Cl C	752	111,356
Fair Isaac *	417	587,703

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
First Solar *	557	$109,840
Flex *	1,608	101,336
Fortinet *	4,563	360,614
Hewlett Packard Enterprise	7,177	154,090
Intel *	4,028	183,717
International Business Machines	1,464	351,667
Intuit	196	80,170
Jabil	1,394	369,396
Keysight Technologies *	1,469	451,468
KLA	1,354	2,064,241
Lam Research	4,387	1,026,075
Marvell Technology	1,718	140,343
Microchip Technology	1,576	117,633
Micron Technology	4,667	1,924,531
Microsoft	17,591	6,908,689
MongoDB, Cl A *	142	46,643
Monolithic Power Systems	112	127,987
Motorola Solutions	890	429,211
NetApp	597	59,121
NVIDIA	33,200	5,882,708
NXP Semiconductors	520	118,045
Oracle	2,685	390,399
Palantir Technologies, Cl A *	3,923	538,196
Palo Alto Networks *	625	93,075
Pegasystems	986	43,118
Pure Storage, Cl A *	808	51,890
Qorvo *	1,149	95,252
QUALCOMM	1,799	256,106
Roper Technologies	233	81,487
Salesforce	797	155,248
Sandisk Corp *	605	384,181
Seagate Technology Holdings	835	340,546
ServiceNow *	370	39,964
Snowflake, Cl A *	183	30,819
Synopsys *	921	381,294
TD SYNNEX	434	68,056
TE Connectivity	981	225,777
Teledyne Technologies *	612	416,833
Teradyne	259	82,888
Texas Instruments	938	198,959
Trimble *	419	28,019

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Ubiquiti	484	$371,223
VeriSign	267	60,860
Western Digital	2,253	630,164
Workday, Cl A *	350	46,816
Zoom Communications, Cl A *	914	67,581
Zscaler *	219	32,191
		40,514,585

MATERIALS — 1.4%
Air Products & Chemicals	379	104,479
Avery Dennison	117	22,973
Corteva	2,267	181,632
CRH	1,583	189,928
DuPont de Nemours	1,894	94,776
Eagle Materials	274	61,321
Ecolab	574	176,993
Freeport-McMoRan	8,224	559,890
Linde	676	343,462
Martin Marietta Materials	269	181,997
Newmont	4,972	646,360
Nucor	927	163,968
Packaging Corp of America	955	221,694
PPG Industries	870	107,245
Reliance	1,453	458,625
RPM International	1,027	117,201
Sealed Air	3,625	151,815
Sherwin-Williams	558	202,325
Southern Copper	3,571	779,571
Steel Dynamics	3,304	638,102
Vulcan Materials	275	85,250
		5,489,607

REAL ESTATE — 0.1%
CBRE Group, Cl A *	2,645	390,561
CoStar Group *	1,416	63,196
		453,757

UTILITIES — 0.9%
Ameren	710	80,429

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
UTILITIES — continued
American Electric Power	953	$127,530
American Water Works	463	62,982
Atmos Energy	663	123,842
CenterPoint Energy	2,026	88,131
Consolidated Edison	5,152	579,703
Constellation Energy	777	256,317
Dominion Energy	1,314	82,966
DTE Energy	687	101,841
Duke Energy	1,383	180,965
Edison International	1,113	83,186
Entergy	1,524	163,236
Eversource Energy	830	63,254
Exelon	2,885	142,721
FirstEnergy	2,829	144,732
NextEra Energy	2,038	191,103
NiSource	1,057	49,996
NRG Energy	1,190	212,962
PG&E	6,191	117,629
PPL	1,964	76,557
Public Service Enterprise Group	891	76,688
Sempra	1,165	112,155
Southern	1,964	191,254
Vistra	981	170,586
WEC Energy Group	986	115,323
Xcel Energy	1,186	98,865
		3,694,953

		167,318,935
Total Common Stock
(Cost $94,668,404)		224,360,864

REGISTERED INVESTMENT COMPANIES — 42.9%
EQUITY FUNDS — 42.9%
AQR International Defensive Style Fund, Cl R6	191,582	3,360,355
AQR Large Cap Defensive Style Fund, Cl R6	231,779	4,327,313
Avantis Emerging Markets Equity ETF	68,827	6,104,955
Avantis International Equity ETF	28,156	2,595,983
Avantis International Small Cap Value ETF	38,114	4,195,970

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued

	Shares	Value
EQUITY FUNDS — continued
Avantis US Small Capital Value ETF	64,603	$7,298,847
DFA Emerging Markets Portfolio, Cl I	136,400	5,829,756
DFA Emerging Markets Small Cap Portfolio, Cl I	107,502	3,131,530
DFA Emerging Markets Targeted Value Portfolio, Cl I	90,232	1,318,296
DFA International High Relative Profitability Portfolio, Cl I	449,853	7,651,995
DFA International Real Estate Securities, Cl I	583,500	2,322,330
DFA International Small Cap Growth Portfolio, Cl I	63,133	1,278,439
DFA International Small Cap Value Portfolio, Cl I	235,854	8,358,670
DFA International Value Portfolio, Cl I	239,376	7,693,541
DFA Large Cap International Portfolio, Cl I	341,328	13,110,390
DFA Real Estate Securities Portfolio, Cl I	276,526	12,103,523
DFA US Small Cap Portfolio, Cl I	108,925	6,159,708
DFA US Targeted Value Portfolio, Cl I	176,708	7,161,968
Dimensional Emerging Markets High Profitability	106,684	3,959,043
Dimensional US Small Cap ETF	53,708	4,032,397
Dimensional US Targeted Value ETF	224,035	14,582,438
iShares MSCI EAFE Min Vol Factor ETF	13,110	1,243,746
iShares MSCI Emerging Markets Min Vol Factor ETF	6,091	419,244
iShares MSCI Global Min Vol Factor ETF	52,324	6,550,965
iShares MSCI USA Min Vol Factor ETF	64,358	6,294,856
iShares MSCI USA Momentum Factor ETF	37,782	9,557,335
Schwab International Small-Cap Equity ETF	36,710	1,892,033
Vanguard Small Cap Value ETF	18,395	4,229,010
Vanguard US Momentum Factor ETF	23,826	4,976,775
Vanguard US Quality Factor ETF	22,696	3,580,521
Vanguard US Value Factor ETF	49,836	7,039,833
Total Registered Investment Companies
(Cost $106,821,871)		172,361,765

PREFERRED STOCK — 0.0%

BRAZIL — 0.0%
ENERGY — 0.0%
Petroleo Brasileiro - Petrobras(2)	6,400	49,325

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

PREFERRED STOCK — continued

	Shares	Value
UTILITIES — 0.0%
Cia Energetica de Minas Gerais(2)	9,423	$22,332

Total Preferred Stock
(Cost $40,890)		71,657

RIGHTS — 0.0%
	Number of Rights
Abiomed* (1)	241	3,762

Total Rights
(Cost $–)		3,762

WARRANTS — 0.0%
	Number of Warrants
Constellation Software, Expires 08/22/28* (1)	22	—

Total Warrants
(Cost $–)		—

SHORT-TERM INVESTMENT — 1.1%
	Shares
DWS Government Money Market Series, Institutional Shares, 3.690% (A)
(Cost $4,344,810)	4,344,810	4,344,810

Total Investments — 99.9%
(Cost $205,875,975)		$401,142,858

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

A list of open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
IFSC Nifty50 Index	64	Mar-2026	$3,299,288	$3,236,480	$(62,808)
MSCI EAFE Index	6	Mar-2026	880,102	949,200	69,098
			$4,179,390	$4,185,680	$6,290

Percentages are based on Net Assets of $401,395,556.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2026 (UNAUDITED)

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock
Australia	$1,454,572	$–	$–		$1,454,572
Austria	262,314	–	–		262,314
Belgium	28,236	–	–		28,236
Brazil	578,920	–	–		578,920
Canada	4,591,632	–	–		4,591,632
Chile	296,514	–	–		296,514
China	7,419,148	–	–		7,419,148
Denmark	518,462	–	–		518,462
Finland	57,755	–	–		57,755
France	1,482,535	–	–		1,482,535
Germany	2,917,528	–	–		2,917,528
Guatemala	485,593	–	–		485,593
Hong Kong	40,489	–	–		40,489
Hungary	185,565	–	–		185,565
Indonesia	69,742	–	–		69,742
Italy	4,449,445	–	–		4,449,445
Japan	8,549,925	–	–		8,549,925
Malaysia	82,699	–	–		82,699
Mexico	973,453	–	–		973,453
Netherlands	1,365,997	–	–		1,365,997
Norway	569,840	–	–		569,840
Philippines	32,851	–	–		32,851
Poland	389,692	–	–		389,692
Romania	55,046	–	–		55,046
Russia	–	–	–	(1)	–	(1)
Saudi Arabia	47,381	–	–		47,381
South Africa	989,777	–	–		989,777
South Korea	5,871,730	–	–		5,871,730
Spain	2,789,863	–	–		2,789,863
Sweden	1,830,024	–	–		1,830,024
Switzerland	826,309	–	–		826,309
Taiwan	4,334,982	–	–		4,334,982
Türkiye	651,805	–	–		651,805
United Kingdom	2,842,105	–	–		2,842,105
United States	167,318,935	–	–		167,318,935
Total Common Stock	224,360,864	–	–	(1)	224,360,864
Registered Investment Companies	172,361,765	–	–		172,361,765
Preferred Stock
Brazil	71,657	–	–		71,657
Rights	–	–	3,762		3,762
Warrants	–	–	–	(1)	–	(1)
Short-Term Investment	4,344,810	–	–		4,344,810
Total Investments in Securities	$401,139,096	$–	$3,762		$401,142,858

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
 FEBRUARY 28, 2026 (UNAUDITED)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts^
Unrealized Appreciation	$6,290	$–	$–	$6,290
Total Other Financial Instruments	$6,290	$–	$–	$6,290

#	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1)	Includes security valued at zero.

^	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 98.9%

	Shares	Value
EQUITY FUNDS — 98.9%
AQR Emerging Multi-Style II Fund, Cl R6	693,995	$10,597,307
AQR International Defensive Style Fund, Cl R6	86,099	1,510,172
AQR International Multi-Style Fund, Cl R6 (A)	996,728	18,658,744
AQR Large Cap Defensive Style Fund, Cl R6	124,112	2,317,163
AQR Large Capital Multi-Style Fund, Cl R6 (A)	1,164,593	24,351,629
Avantis Emerging Markets Equity ETF	23,441	2,079,217
Avantis International Equity ETF	10,712	987,646
Avantis International Small Cap Value ETF	10,393	1,144,165
Avantis US Small Capital Value ETF	28,146	3,179,935
DFA Emerging Markets Portfolio, Cl I	125,208	5,351,388
DFA Emerging Markets Small Cap Portfolio, Cl I	90,126	2,625,379
DFA Emerging Markets Targeted Value Portfolio, Cl I	46,922	685,537
DFA International High Relative Profitability Portfolio, Cl I	219,241	3,729,295
DFA International Small Cap Growth Portfolio, Cl I	30,149	610,519
DFA International Small Cap Value Portfolio, Cl I	149,638	5,303,155
DFA Large Cap International Portfolio, Cl I	196,661	7,553,755
DFA Real Estate Securities Portfolio, Cl I	64,865	2,839,135
DFA US High Relative Profitability Portfolio, Cl I	412,431	11,609,921
Dimensional Emerging Markets High Profitability	50,975	1,891,682
Dimensional International Value ETF	54,506	3,055,061
Dimensional US Equity Market ETF (A)	315,456	23,596,109
Dimensional US Marketwide Value ETF	172,663	8,721,208
Dimensional US Small Cap ETF	52,633	3,951,686
Dimensional US Targeted Value ETF	133,819	8,710,279
iShares MSCI EAFE Min Vol Factor ETF	3,900	369,993
iShares MSCI Emerging Markets Min Vol Factor ETF	1,000	68,830
iShares MSCI Global Min Vol Factor ETF	33,892	4,243,278
iShares MSCI USA Min Vol Factor ETF	25,900	2,533,279
iShares MSCI USA Momentum Factor ETF	14,675	3,712,188

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
FEBRUARY 28, 2026 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued

	Shares	Value
EQUITY FUNDS — continued
Schwab International Small-Cap Equity ETF	13,498	$695,687
Vanguard Small Cap Value ETF	6,581	1,512,972
Vanguard US Momentum Factor ETF	10,213	2,133,291
Vanguard US Quality Factor ETF	8,766	1,382,924
Vanguard US Value Factor ETF	16,894	2,386,447
Total Registered Investment Companies
(Cost $106,469,065)		174,098,976
SHORT-TERM INVESTMENT — 1.1%
DWS Government Money Market Series,
Institutional Shares, 3.690% (B)
(Cost $1,963,061)	1,963,061	1,963,061

Total Investments — 100.0%
(Cost $108,432,126)		$176,062,037

Percentages are based on Net Assets of $176,094,358.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of February 28, 2026.

As of February 28, 2026, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 44.6%

	Face Amount	Value
AUSTRALIA — 0.6%
ENERGY — 0.1%
Woodside Finance
5.100%, 09/12/34	$199,000	$199,924

MATERIALS — 0.5%
Fortescue Treasury Pty
4.500%, 09/15/27	567,000	566,527
Rio Tinto Finance USA
5.000%, 03/09/33	308,000	319,897
4.500%, 03/14/28	80,000	81,128
		967,552
		1,167,476
CANADA — 3.5%
ENERGY — 0.9%
Canadian Natural Resources
3.850%, 06/01/27	461,000	460,939
2.950%, 07/15/30	145,000	138,591
Suncor Energy
7.150%, 02/01/32	65,000	73,723
6.850%, 06/01/39	237,000	266,594
5.950%, 12/01/34	180,000	193,545
Vermilion Energy
6.875%, 05/01/30	350,000	353,871
		1,487,263
FINANCIALS — 1.2%
Bank of Montreal
3.088%, H15T5Y + 1.400%, 01/10/37(A)	276,000	251,911
Canadian Imperial Bank of Commerce
5.237%, 06/28/27	600,000	611,005
5.001%, 04/28/28	286,000	292,518
Fairfax Financial Holdings
6.000%, 12/07/33	268,000	286,469
4.625%, 04/29/30	24,000	24,278

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
National Bank of Canada
5.600%, 12/18/28	$403,000	$420,939
		1,887,120
INDUSTRIALS — 0.5%
Canadian National Railway
5.850%, 11/01/33	166,000	180,791
3.850%, 08/05/32	285,000	279,211
Trust Finance
5.850%, 04/15/40	300,000	306,079
		766,081
INFORMATION TECHNOLOGY — 0.6%
CGI
4.950%, 03/14/30	337,000	342,562
Open Text
3.875%, 12/01/29	270,000	243,013
Open Text Holdings
4.125%, 02/15/30	330,000	297,401
		882,976
MATERIALS — 0.3%
Cascades
6.750%, 07/15/30	160,000	164,000
Kinross
6.250%, 07/15/33	287,000	315,650
		479,650
		5,503,090
GERMANY — 0.4%
FINANCIALS — 0.4%
Deutsche Bank NY
5.373%, SOFR + 1.210%, 01/10/29(A)	150,000	153,299
3.742%, SOFR + 2.257%, 01/07/33(A)	536,000	502,788
Landwirtschaftliche Rentenbank
3.875%, 06/14/28	36,000	36,340
		692,427

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
JAPAN — 0.3%
FINANCIALS — 0.1%
Mizuho Financial Group
2.260%, H15T1Y + 0.900%, 07/09/32(A)	$205,000	$184,668

INFORMATION TECHNOLOGY — 0.2%
Kioxia Holdings
6.250%, 07/24/30	320,000	332,257

		516,925
NORWAY — 0.1%
ENERGY — 0.1%
Seadrill Finance
8.375%, 08/01/30	220,000	231,188

SPAIN — 0.1%
FINANCIALS — 0.1%
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/34(A)	200,000	233,630

SUPRANATIONAL — 1.9%
CONSUMER DISCRETIONARY — 0.5%
Council of Europe Development Bank
4.625%, 06/11/27	75,000	76,053
4.125%, 01/24/29	750,000	763,905
		839,958
FINANCIALS — 1.4%
European Investment Bank
4.250%, 08/16/32	47,000	48,450
3.625%, 07/15/30	100,000	100,465
3.250%, 11/15/27	754,000	751,844
International Bank for Reconstruction & Development
3.125%, 06/15/27	280,000	278,769
1.250%, 02/10/31	800,000	717,066
Nordic Investment Bank
4.375%, 03/14/28	359,000	365,366

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
3.375%, 09/08/27	$200,000	$199,679
		2,461,639
		3,301,597
SWITZERLAND — 0.1%
INFORMATION TECHNOLOGY — 0.1%
Tyco Electronics Group
3.125%, 08/15/27	160,000	158,793

UNITED KINGDOM — 2.8%
CONSUMER STAPLES — 0.2%
BAT Capital
4.390%, 08/15/37	303,000	283,002

FINANCIALS — 2.1%
Barclays
5.501%, H15T1Y + 2.650%, 08/09/28(A)	200,000	203,911
5.086%, SOFR + 0.960%, 02/25/29(A)	330,000	336,197
HSBC Holdings
6.800%, 06/01/38	480,000	539,645
4.755%, SOFR + 2.110%, 06/09/28(A)	200,000	201,670
2.013%, SOFR + 1.732%, 09/22/28(A)	550,000	533,528
Lloyds Banking Group
3.574%, US0003M + 1.205%, 11/07/28(A)	469,000	465,890
Marex Group
6.404%, 11/04/29	120,000	125,623
5.829%, 05/08/28	100,000	101,993
NatWest Group
5.516%, H15T1Y + 2.270%, 09/30/28(A)	275,000	281,570
3.073%, H15T1Y + 2.550%, 05/22/28(A)	239,000	236,567
3.032%, H15T5Y + 2.350%, 11/28/35(A)	210,000	195,670
Standard Chartered Bank MTN
4.853%, 12/03/27	320,000	325,978
		3,548,242
HEALTH CARE — 0.1%
GlaxoSmithKline Capital
3.375%, 06/01/29	11,000	10,856

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
Smith & Nephew
5.150%, 03/20/27	$96,000	$97,111
		107,967
INDUSTRIALS — 0.4%
nVent Finance Sarl
5.650%, 05/15/33	290,000	306,469
RELX Capital
3.000%, 05/22/30	350,000	333,949
		640,418
		4,579,629
UNITED STATES — 34.8%
COMMUNICATION SERVICES — 4.1%
Alphabet
4.800%, 02/15/36	420,000	426,899
4.500%, 05/15/35	236,000	237,548
1.900%, 08/15/40	100,000	69,076
0.800%, 08/15/27	353,000	339,523
AT&T
4.850%, 03/01/39	101,000	97,176
4.350%, 03/01/29	164,000	165,845
4.250%, 03/01/27	82,000	82,206
2.550%, 12/01/33	400,000	346,909
Comcast
1.950%, 01/15/31	114,000	103,065
Discovery Communications
4.125%, 05/15/29	185,000	182,438
Discovery Global Holdings
4.054%, 03/15/29	408,000	403,663
Fox
6.500%, 10/13/33	73,000	80,123
4.709%, 01/25/29	335,000	340,096
3.500%, 04/08/30	426,000	415,307
Meta Platforms
4.800%, 05/15/30	419,000	433,379
4.600%, 05/15/28	90,000	91,793
Netflix
6.375%, 05/15/29	15,000	16,115
4.875%, 04/15/28	436,000	445,998

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
Paramount Global
4.200%, 05/19/32	$300,000	$264,172
3.700%, 06/01/28	214,000	207,127
Sirius XM Radio
4.000%, 07/15/28	340,000	331,923
Take-Two Interactive Software
4.950%, 03/28/28	311,000	316,322
TEGNA
4.625%, 03/15/28	420,000	418,810
T-Mobile USA
5.050%, 07/15/33	537,000	553,931
3.500%, 04/15/31	94,000	90,810
2.625%, 02/15/29	35,000	33,682
Verizon Communications
4.500%, 08/10/33	50,000	49,873
Versant Media Group
7.250%, 01/30/31	79,000	80,898
Ziff Davis
4.625%, 10/15/30	350,000	314,563
		6,939,270

CONSUMER DISCRETIONARY — 3.6%
AutoZone
6.550%, 11/01/33	252,000	281,897
5.200%, 08/01/33	57,000	59,174
Block Financial
3.875%, 08/15/30	229,000	217,958
2.500%, 07/15/28	228,000	217,238
DR Horton
1.400%, 10/15/27	200,000	192,515
Ford Motor
3.250%, 02/12/32	76,000	68,408
Kohl's
10.000%, 06/01/30	295,000	321,143
Kontoor Brands
4.125%, 11/15/29	340,000	323,971
M/I Homes Inc
3.950%, 02/15/30	347,000	334,205
Macy's Retail Holdings
5.875%, 03/15/30	328,000	329,517

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Marriott International
2.750%, 10/15/33	$40,000	$35,448
Meritage Homes
5.125%, 06/06/27	330,000	332,178
Murphy Oil USA
3.750%, 02/15/31	300,000	282,479
O'Reilly Automotive
4.700%, 06/15/32	298,000	303,381
3.900%, 06/01/29	153,000	152,470
Patrick Industries
4.750%, 05/01/29	330,000	329,123
PulteGroup
7.875%, 06/15/32	182,000	214,994
6.000%, 02/15/35	160,000	173,023
Resorts World Las Vegas
8.450%, 07/27/30	200,000	203,840
Somnigroup International
4.000%, 04/15/29	337,000	327,508
Tapestry
3.050%, 03/15/32	383,000	355,905
Toll Brothers Finance
4.875%, 03/15/27	350,000	352,006
Tri Pointe Homes
5.700%, 06/15/28	320,000	324,940
Wayfair
7.250%, 10/31/29	315,000	325,534
William Carter
7.375%, 02/15/31	78,000	80,335
		6,139,190

CONSUMER STAPLES — 1.6%
Church & Dwight
5.600%, 11/15/32	300,000	322,863
3.150%, 08/01/27	300,000	297,322
2.300%, 12/15/31	200,000	181,591
Costco Wholesale
1.750%, 04/20/32	523,000	459,981
HLF Financing Sarl
12.250%, 04/15/29	300,000	320,456

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Ingredion
2.900%, 06/01/30	$450,000	$429,741
Pilgrim's Pride
4.250%, 04/15/31	375,000	367,550
Procter & Gamble
4.050%, 01/26/33	330,000	333,040
		2,712,544

ENERGY — 2.4%
Boardwalk Pipelines
3.600%, 09/01/32	84,000	79,458
Bristow Group
6.875%, 03/01/28	47,000	47,000
California Resources
8.250%, 06/15/29	310,000	325,441
ConocoPhillips
5.050%, 09/15/33	28,000	29,146
Coterra Energy
3.900%, 05/15/27	433,000	432,499
Equities
5.750%, 02/01/34	68,000	72,037
Expand Energy
4.750%, 02/01/32	120,000	119,802
Gulfport Energy Operating
6.750%, 09/01/29	315,000	326,202
Hess
6.000%, 01/15/40	107,000	117,259
MPLX
4.500%, 04/15/38	23,000	21,341
4.125%, 03/01/27	530,000	530,316
Oceaneering International
6.000%, 02/01/28	320,000	325,586
Targa Resources
5.500%, 02/15/35	425,000	439,777
Tidewater
9.125%, 07/15/30	300,000	324,541
Valero Energy
2.800%, 12/01/31	343,000	317,219

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Western Midstream Operating
4.050%, 02/01/30	$457,000	$451,444
		3,959,068

FINANCIALS — 5.2%
American National Group
6.000%, 07/15/35	164,000	162,695
Ameriprise Financial
5.150%, 05/15/33	413,000	428,892
Athene Holding
5.875%, 01/15/34	67,000	68,191
4.125%, 01/12/28	271,000	270,076
Bank of America
2.651%, SOFR + 1.220%, 03/11/32(A)	370,000	343,051
2.482%, H15T5Y + 1.200%, 09/21/36(A)	400,000	353,943
1.898%, SOFR + 1.530%, 07/23/31(A)	10,000	9,081
Blackrock
4.750%, 05/25/33	62,000	63,924
Brown & Brown
5.650%, 06/11/34	47,000	48,376
Capital One
2.700%, 02/06/30	274,000	260,381
Capital One Financial
7.624%, SOFR + 3.070%, 10/30/31(A)	145,000	163,437
2.359%, SOFR + 1.337%, 07/29/32(A)	349,000	307,533
Citigroup
3.057%, SOFR + 1.351%, 01/25/33(A)	50,000	46,235
Citizens Financial Group
3.250%, 04/30/30	224,000	215,439
Corebridge Financial
6.050%, 09/15/33	71,000	75,753
Credit Acceptance
6.625%, 03/15/30	243,000	241,733
F&G Annuities & Life
7.400%, 01/13/28	391,000	405,694
FactSet Research Systems
3.450%, 03/01/32	378,000	346,374
FirstCash
4.625%, 09/01/28	192,000	189,664

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Goldman Sachs Capital I
6.345%, 02/15/34	$103,000	$110,747
Goldman Sachs Group
5.218%, SOFR + 1.580%, 04/23/31(A)	530,000	548,661
4.411%, TSFR3M + 1.692%, 04/23/39(A)	480,000	446,945
4.017%, TSFR3M + 1.635%, 10/31/38(A)	210,000	189,742
Jefferson Capital Holdings
8.250%, 05/15/30	235,000	246,208
Manufacturers & Traders Trust
4.700%, 01/27/28	261,000	264,866
Mastercard
4.100%, 01/15/28	330,000	332,914
Morgan Stanley
2.484%, SOFR + 1.360%, 09/16/36(A)	1,220,000	1,080,124
OneMain Finance
7.875%, 03/15/30	80,000	83,676
Principal Financial Group
5.375%, 03/15/33	54,000	56,400
Reinsurance Group of America
6.000%, 09/15/33	29,000	31,006
Santander Holdings USA
7.660%, SOFR + 3.280%, 11/09/31(A)	130,000	146,731
Synchrony Bank
5.625%, 08/23/27	580,000	590,777
Truist Financial MTN
5.122%, SOFR + 1.852%, 01/26/34(A)	20,000	20,514
US Bancorp
2.491%, H15T5Y + 0.950%, 11/03/36(A)	400,000	354,172
Wells Fargo MTN
2.572%, TSFR3M + 1.262%, 02/11/31(A)	45,000	42,354
		8,546,309

HEALTH CARE — 5.4%
Abbott Laboratories
6.000%, 04/01/39	67,000	74,522
1.150%, 01/30/28	328,000	313,597

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
Agilent Technologies
4.750%, 09/09/34	$324,000	$327,181
2.750%, 09/15/29	430,000	412,091
AMN Healthcare
6.500%, 01/15/31	319,000	320,300
4.000%, 04/15/29	165,000	157,147
Biogen
5.750%, 05/15/35	730,000	778,439
Boston Scientific
4.550%, 03/01/39	348,000	339,327
4.000%, 03/01/28	54,000	54,222
Cardinal Health
5.450%, 02/15/34	159,000	167,237
Centene
4.250%, 12/15/27	441,000	438,330
2.625%, 08/01/31	52,000	45,046
Charles River Laboratories International
3.750%, 03/15/29	350,000	336,860
Edwards Lifesciences
4.300%, 06/15/28	264,000	265,694
Elevance Health
5.375%, 06/15/34	29,000	30,188
5.200%, 02/15/35	62,000	63,748
Gilead Sciences
5.250%, 10/15/33	226,000	238,500
4.600%, 09/01/35	144,000	143,876
1.200%, 10/01/27	352,000	338,541
Humana
5.875%, 03/01/33	44,000	46,061
3.125%, 08/15/29	310,000	298,485
2.150%, 02/03/32	165,000	144,012
Merck
3.900%, 03/07/39	397,000	361,111
Molina Healthcare
4.375%, 06/15/28	288,000	282,985
3.875%, 11/15/30	345,000	314,270
Quest Diagnostics
6.400%, 11/30/33	292,000	326,465
4.200%, 06/30/29	116,000	116,850
Regeneron Pharmaceuticals
1.750%, 09/15/30	100,000	90,136

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
Royalty Pharma
2.150%, 09/02/31	$471,000	$420,910
STERIS Irish FinCo UnLtd
2.700%, 03/15/31	887,000	824,688
Teleflex
4.250%, 06/01/28	331,000	325,982
UnitedHealth Group
6.625%, 11/15/37	20,000	22,749
4.500%, 04/15/33	17,000	16,979
3.500%, 08/15/39	408,000	342,480
2.875%, 08/15/29	20,000	19,325
2.300%, 05/15/31	26,000	23,742
Zimmer Biomet Holdings
5.750%, 11/30/39	22,000	23,033
Zoetis
3.000%, 09/12/27	326,000	322,138
		9,167,247

INDUSTRIALS — 3.4%
Advanced Drainage Systems
6.375%, 06/15/30	241,000	245,212
Allegiant Travel
7.250%, 08/15/27	248,000	250,301
Allegion US Holding
5.411%, 07/01/32	149,000	155,673
3.550%, 10/01/27	361,000	358,474
Broadridge Financial Solutions
2.900%, 12/01/29	11,000	10,423
Carlisle
2.200%, 03/01/32	458,000	405,003
CH Robinson Worldwide
4.200%, 04/15/28	295,000	295,686
Cintas No. 2
3.700%, 04/01/27	327,000	326,691
Concentrix
6.850%, 08/02/33	47,000	45,192
CoreCivic
4.750%, 10/15/27	347,000	347,085
Delta Air Lines
4.375%, 04/19/28	25,000	25,118

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Deluxe
8.125%, 09/15/29	$465,000	$487,749
Esab
6.250%, 04/15/29	158,000	161,959
FedEx
4.900%, 01/15/34	58,000	59,276
3.900%, 02/01/35	75,000	71,588
Howmet Aerospace
5.950%, 02/01/37	181,000	197,885
JB Hunt Transport Services
4.900%, 03/15/30	120,000	123,337
KBR
4.750%, 09/30/28	261,000	257,593
Masco
1.500%, 02/15/28	265,000	252,811
Paychex
5.350%, 04/15/32	340,000	348,688
Pentair Finance Sarl
5.900%, 07/15/32	120,000	128,816
4.500%, 07/01/29	181,000	182,749
Quanta Services
5.250%, 08/09/34	100,000	103,614
Resideo Funding
4.000%, 09/01/29	345,000	336,324
Rollins
5.250%, 02/24/35	150,000	154,186
Trane Technologies Holdco
3.750%, 08/21/28	249,000	249,579
Xylem
1.950%, 01/30/28	190,000	183,475
		5,764,487

INFORMATION TECHNOLOGY — 1.8%
Amdocs
2.538%, 06/15/30	377,000	344,231
APLD ComputeCo
9.250%, 12/15/30	169,000	177,381
Apple
4.300%, 05/10/33	16,000	16,351

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Broadcom
3.187%, 11/15/36	$73,000	$62,975
Keysight Technologies
4.950%, 10/15/34	55,000	56,073
NetApp
2.375%, 06/22/27	350,000	342,800
Oracle
3.800%, 11/15/37	116,000	95,400
Seagate Data Storage Technology Pte
4.091%, 06/01/29	170,000	166,734
Skyworks Solutions
3.000%, 06/01/31	175,000	159,342
Teledyne Technologies
2.250%, 04/01/28	494,000	477,932
VeriSign
5.250%, 06/01/32	698,000	714,433
2.700%, 06/15/31	115,000	104,651
Viasat
5.625%, 04/15/27	375,000	374,309
		3,092,612

MATERIALS — 1.2%
AptarGroup
3.600%, 03/15/32	451,000	430,461
Ardagh Metal Packaging Finance USA
3.250%, 09/01/28	334,000	323,101
Cleveland-Cliffs
4.625%, 03/01/29	336,000	328,841
NewMarket
2.700%, 03/18/31	213,000	196,489
Reliance
2.150%, 08/15/30	349,000	319,442
TriMas
4.125%, 04/15/29	335,000	323,362
		1,921,696

REAL ESTATE — 2.3%
Agree
2.600%, 06/15/33	192,000	167,518

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
2.000%, 06/15/28	$292,000	$279,931
AvalonBay Communities
5.300%, 12/07/33	234,000	246,511
2.050%, 01/15/32	253,000	225,222
CBRE Services
2.500%, 04/01/31	356,000	324,797
EPR Properties
4.500%, 06/01/27	145,000	145,255
3.750%, 08/15/29	10,000	9,755
Essential Properties
2.950%, 07/15/31	396,000	365,504
Highwoods Realty
4.125%, 03/15/28	432,000	429,223
Howard Hughes
4.125%, 02/01/29	339,000	328,235
Invitation Homes Operating Partnership
2.700%, 01/15/34	293,000	250,992
National Health Investors
3.000%, 02/01/31	112,000	102,732
Omega Healthcare Investors
4.750%, 01/15/28	433,000	437,173
Tanger Properties
2.750%, 09/01/31	491,000	449,083
Welltower OP
3.850%, 06/15/32	55,000	53,831
		3,815,762

UTILITIES — 3.8%
American Electric Power
3.200%, 11/13/27	335,000	331,063
Atmos Energy
5.450%, 10/15/32	203,000	216,657
Avangrid
3.800%, 06/01/29	437,000	433,831
Consolidated Edison of New York
4.000%, 12/01/28	35,000	35,240
3.350%, 04/01/30	343,000	334,697
Constellation Energy Generation
5.600%, 03/01/28	313,000	322,826

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
DTE Energy
3.400%, 06/15/29	$11,000	$10,779
2.950%, 03/01/30	358,000	341,529
Duke Energy Carolinas
4.950%, 01/15/33	10,000	10,366
Essential Utilities
5.375%, 01/15/34	331,000	344,649
Evergy Kansas Central
5.900%, 11/15/33	401,000	434,021
National Fuel Gas
5.950%, 03/15/35	248,000	264,208
Northern States Power
5.350%, 11/01/39	462,000	475,246
Oklahoma Gas and Electric
5.400%, 01/15/33	316,000	332,782
Piedmont Natural Gas
2.500%, 03/15/31	15,000	13,826
PPL Electric Utilities
5.000%, 05/15/33	462,000	477,289
Public Service Electric and Gas
5.200%, 08/01/33	480,000	501,851
Public Service of Colorado
3.700%, 06/15/28	328,000	327,170
Southern California Edison
5.550%, 01/15/37	145,000	147,897
2.750%, 02/01/32	17,000	15,432
Southern California Gas
5.200%, 06/01/33	95,000	98,859
Wisconsin Power and Light
3.050%, 10/15/27	330,000	325,735
XPLR Infrastructure Operating Partners
7.250%, 01/15/29	150,000	155,693
4.500%, 09/15/27	430,000	428,160
		6,379,806

		58,437,991
Total Corporate Obligations
(Cost $73,567,566)		74,822,746

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — 26.1%

	Face Amount	Value
U.S. Treasury Bonds
4.750%, 08/15/55	$3,897,000	$3,968,242
4.750%, 02/15/56	205,000	208,908
4.625%, 02/15/55	124,000	123,666
4.625%, 11/15/55	305,000	304,476
4.250%, 02/15/54	183,000	171,427
4.250%, 08/15/54	124,000	116,182
3.375%, 11/15/48	324,000	265,655
3.125%, 05/15/48	720,000	567,169
3.000%, 08/15/48	711,000	546,137
2.875%, 05/15/49	3,014,000	2,244,841
2.875%, 05/15/52	2,047,000	1,487,433
2.500%, 02/15/46	5,931,000	4,286,538
2.250%, 05/15/41	562,000	426,944
2.250%, 02/15/52	146,000	92,362
2.000%, 11/15/41	117,000	84,423
2.000%, 02/15/50	139,000	85,007
1.875%, 02/15/41	3,023,000	2,182,346
1.875%, 02/15/51	2,045,000	1,193,449
1.875%, 11/15/51	2,949,000	1,702,241
1.375%, 11/15/40	2,197,000	1,475,165
1.250%, 05/15/50	365,000	182,885
		21,715,496

U.S. Treasury Notes
4.250%, 08/15/35	4,675,000	4,791,145
3.750%, 10/31/32	825,000	827,320
3.250%, 06/30/29	1,848,000	1,838,327
3.125%, 11/15/28	2,100,000	2,085,809
2.875%, 05/15/32	31,000	29,651
2.750%, 05/31/29	89,000	87,192
2.750%, 08/15/32	313,000	296,286
1.875%, 02/15/32	902,000	817,367
1.750%, 11/15/29	5,169,000	4,869,763
1.625%, 08/15/29	500,000	471,230
1.500%, 11/30/28	446,000	424,066
1.500%, 02/15/30	234,000	217,273
1.375%, 12/31/28	1,112,000	1,052,056
1.375%, 11/15/31	1,724,000	1,526,279
0.875%, 11/15/30	2,065,000	1,830,832

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
0.625%, 05/15/30	$989,000	$879,515
		22,044,111

Total U.S. Treasury Obligations
(Cost $43,866,197)		43,759,607
MORTGAGE-BACKED SECURITIES — 25.3%
Agency Mortgage-Backed Obligations — 24.6%
FHLMC
7.000%, 04/01/55	57,122	60,053
7.000%, 11/01/55	93,660	98,362
6.000%, 10/01/55	86,989	91,667
6.000%, 09/01/55	219,255	224,921
6.000%, 08/01/53	253,699	265,875
6.000%, 10/01/54	251,530	259,698
6.000%, 02/01/55	241,082	251,603
5.500%, 06/01/55	160,321	166,310
5.500%, 11/01/54	151,155	153,683
5.000%, 11/01/42	86,075	88,317
4.500%, 02/01/41	99,079	99,546
4.500%, 10/01/52	779,361	774,058
4.000%, 07/01/52	1,128,827	1,097,652
3.500%, 10/01/37	80,640	78,997
3.500%, 06/01/52	303,925	287,517
3.000%, 04/01/35	90,620	88,551
2.500%, 01/01/52	743,220	655,056
2.500%, 07/01/52	99,106	86,099
2.500%, 04/01/51	93,380	80,985
2.500%, 02/01/51	89,699	78,790
2.000%, 12/01/51	85,853	72,064
1.500%, 03/01/52	496,742	394,295
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	753,389	709,088
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	536,178	516,446
FNMA
6.500%, 01/01/54	188,555	195,988
6.500%, 09/01/53	179,747	186,845
6.500%, 01/01/53	652,766	677,704
6.000%, 12/01/53	244,178	251,217
6.000%, 08/01/53	1,218,850	1,256,889
5.500%, 12/01/52	1,621,988	1,656,794

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
5.500%, 02/01/49	$159,858	$166,054
5.500%, 08/01/40	101,574	104,244
5.500%, 07/01/53	628,077	649,333
5.000%, 09/01/52	164,652	167,775
5.000%, 10/01/53	453,206	456,923
5.000%, 02/01/41	99,439	100,989
5.000%, 12/01/52	88,340	89,191
5.000%, 10/01/52	1,247,417	1,259,949
4.500%, 11/01/52	522,782	519,116
4.000%, 12/01/52	277,517	270,110
4.000%, 01/01/52	324,346	316,603
3.500%, 12/01/52	1,689,477	1,593,643
3.500%, 11/01/30	71,300	70,593
3.000%, 06/01/52	1,086,586	986,049
3.000%, 01/01/35	113,604	110,757
3.000%, 04/01/52	1,766,201	1,602,046
3.000%, 02/01/41	91,543	86,503
2.500%, 04/01/41	90,059	82,822
2.500%, 10/01/51	115,049	100,914
2.500%, 04/01/52	421,622	367,793
2.500%, 01/01/51	334,438	293,471
2.500%, 09/01/51	89,868	78,707
2.500%, 03/01/37	411,207	392,083
2.500%, 02/01/52	473,311	412,816
2.500%, 04/01/51	548,380	476,918
2.500%, 01/01/52	1,978,718	1,740,521
2.000%, 08/01/42	534,983	477,627
2.000%, 10/01/51	983,460	818,570
2.000%, 03/01/37	1,024,792	954,987
2.000%, 05/01/51	2,102,764	1,754,807
2.000%, 03/01/52	3,720,843	3,092,324
1.500%, 12/01/50	204,085	162,568
1.500%, 09/01/51	142,482	113,096
1.500%, 12/01/36	714,173	651,363
1.500%, 11/01/41	249,838	211,676
GNMA
6.500%, 01/20/55	65,795	68,438
6.500%, 04/20/55	123,352	128,306
6.000%, 06/20/55	677,930	692,202
5.500%, 09/20/53	699,772	711,027
5.500%, 05/20/41	80,493	83,573
5.500%, 08/20/55	402,931	408,520
5.000%, 07/20/53	815,881	822,218

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
5.000%, 04/20/47	$75,766	$77,865
5.000%, 11/20/53	151,692	153,089
4.500%, 07/20/46	77,448	78,270
4.500%, 04/20/53	731,005	727,177
4.000%, 10/20/52	123,421	120,036
4.000%, 09/20/52	491,561	477,534
3.500%, 05/20/52	1,005,664	955,683
3.000%, 11/20/54	331,818	304,622
3.000%, 08/20/55	801,147	736,655
3.000%, 02/20/56	190,000	174,295
3.000%, 07/20/52	92,231	84,749
2.500%, 11/20/51	462,405	408,316
2.500%, 07/20/51	1,048,067	925,532
2.500%, 11/20/50	121,164	107,139
2.000%, 04/20/52	1,678,242	1,421,997
		41,305,254
Commercial Mortgage-Backed Obligations — 0.7%
BANK, Ser 2025-BNK50, Cl A5
5.652%, 05/15/68(A)	205,000	220,473
BMO Mortgage Trust, Ser 2024-C9, Cl A5
5.759%, 07/15/57	300,000	324,091
BMO Mortgage Trust, Ser 2025-C11, Cl A5
5.687%, 02/15/58	300,000	324,049
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl A5
6.014%, 12/15/56(A)	300,000	327,609
		1,196,222

Total Mortgage-Backed Securities
(Cost $41,480,389)		42,501,476
SOVEREIGN DEBT — 1.3%

CANADA — 0.2%
Canada Government International Bond
3.750%, 04/26/28	415,000	417,839

INDONESIA — 0.2%
Indonesia Government International Bond
4.550%, 01/11/28	315,000	318,212

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
MEXICO — 0.3%
Mexico Government International Bond
4.280%, 08/14/41	$523,000	$425,356

PANAMA — 0.1%
Panama Government International Bond
4.500%, 01/19/63	237,000	183,462

PHILIPPINES — 0.2%
Philippine Government International Bond
3.200%, 07/06/46	540,000	393,179

SOUTH KOREA — 0.1%
Korea Development Bank
4.375%, 02/15/28	209,000	211,945

URUGUAY — 0.2%
Oriental Republic of Uruguay
5.250%, 09/10/60	300,000	284,850

Total Sovereign Debt
(Cost $2,193,131)		2,234,843
ASSET-BACKED SECURITIES — 0.5%
Automotive — 0.3%
Avis Budget Rental Car Funding AESOP, Ser 2022-1A, Cl A
3.830%, 08/21/28	100,000	99,804
Credit Acceptance Auto Loan Trust, Ser 2025- 1A, Cl A
5.020%, 03/15/35	95,000	96,256
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A4
5.320%, 02/15/30	300,000	304,932
		500,992

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other Asset-Backed Security — 0.2%
Dell Equipment Finance Trust, Ser 2025-1, Cl B
4.960%, 02/24/31	$310,000	$315,368

Total Asset-Backed Securities
(Cost $809,112)		816,360
MUNICIPAL BONDS — 0.5%
ILLINOIS — 0.2%
State of Illinois, GO
6.630%, 02/01/35	259,615	277,558

LOUISIANA — 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
4.475%, 08/01/39	290,000	289,002

NEW YORK — 0.1%
Port Authority of New York & New Jersey, Ser 21, RB
3.287%, 08/01/69	350,000	234,931

Total Municipal Bonds
(Cost $781,659)		801,491

U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%
Tennessee Valley Authority
3.875%, 03/15/28	439,000	443,618

Total U.S. Government Agency Obligation
(Cost $437,165)		443,618

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FEBRUARY 28, 2026 (UNAUDITED)

SHORT-TERM INVESTMENT — 0.3%

	Shares	Value
DWS Government Money Market Series,Institutional Shares, 3.690% (B)
(Cost $444,696)	444,696	$444,696

Total Investments — 98.8%
(Cost $163,579,915)		$165,824,837

Percentages are based on Net Assets of $167,842,420.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	The rate reported is the 7-day effective yield as of February 28, 2026.

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$74,822,746	$–	$74,822,746
U.S. Treasury Obligations	–	43,759,607	–	43,759,607
Mortgage-Backed Securities	–	42,501,476	–	42,501,476
Sovereign Debt	–	2,234,843	–	2,234,843
Asset-Backed Securities	–	816,360	–	816,360
Municipal Bonds	–	801,491	–	801,491
U.S. Government Agency Obligation	–	443,618	–	443,618
Short-Term Investment	444,696	–	–	444,696
Total Investments in Securities	$444,696	$165,380,141	$–	$165,824,837

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 100.1%

	Shares	Value
MUNICIPAL BOND FUNDS — 100.1%
Dimensional National Municipal Bond ETF (A)	164,219	$8,017,664
iShares High Yield Muni Active ETF	32,590	1,611,575
iShares National Muni Bond ETF (A)	58,414	6,362,453
iShares Short-Term National Muni Bond ETF (A)	59,331	6,374,523
Schwab Municipal Bond ETF	69,217	1,812,793
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	126,902	3,229,656
Vanguard Intermediate Tax-Exempt Bond ETF	38,389	3,937,944
Vanguard Short-Term Tax-Exempt Bond ETF	17,588	1,805,408
Vanguard Tax-Exempt Bond Index ETF (A)	129,967	6,647,812
Total Registered Investment Companies
(Cost $39,137,206)		39,799,828
SHORT-TERM INVESTMENT — 0.1%
DWS Government Money Market Series, Institutional Shares, 3.690% (B)
(Cost $47,473)	47,473	47,473

Total Investments — 100.2%
(Cost $39,184,679)		$39,847,301

Percentages are based on Net Assets of $39,784,111.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 28, 2026.

As of February 28, 2026, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 44.2%

	Face Amount	Value
AUSTRALIA — 1.8%
FINANCIALS — 0.1%
Commonwealth Bank of Australia MTN
0.875%, 02/19/29	$204,000	$231,292

INDUSTRIALS — 0.2%
Brambles Finance
1.500%, 10/04/27	389,000	453,014
CIMIC Finance USA Pty
7.000%, 03/25/34	20,000	22,019
		475,033
MATERIALS — 1.0%
BHP Billiton Finance MTN
1.500%, 04/29/30	292,000	326,560
Fortescue Treasury Pty
5.875%, 04/15/30	514,000	529,373
4.500%, 09/15/27	384,000	383,679
Northern Star Resources
6.125%, 04/11/33	321,000	344,257
Perenti Finance Pty
7.500%, 04/26/29	862,000	895,260
Rio Tinto Finance USA
5.000%, 03/09/33	349,000	362,481
South32 Treasury
4.350%, 04/14/32	137,000	135,196
		2,976,806
REAL ESTATE — 0.3%
Goodman US Finance Three
3.700%, 03/15/28	566,000	561,711
Vicinity Centres Trust MTN
1.125%, 11/07/29	257,000	284,765
		846,476
UTILITIES — 0.2%
Origin Energy Finance MTN
1.000%, 09/17/29	494,000	546,188

		5,075,795

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
AUSTRIA — 0.3%
FINANCIALS — 0.3%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse MTN
1.750%, 03/08/30	$300,000	$344,653
0.375%, 09/03/27	500,000	572,571
Erste Group Bank MTN
0.875%, 11/15/32(A)	100,000	114,754
		1,031,978
BELGIUM — 0.7%
FINANCIALS — 0.7%
Belfius Bank MTN
3.625%, 10/18/28	500,000	610,575
KBC Group
6.324%, H15T1Y + 2.050%, 09/21/34(A)	400,000	440,700
6.151%, GUKG5 + 2.250%, 03/19/34(A)	100,000	140,480
5.796%, H15T1Y + 2.100%, 01/19/29(A)	729,000	752,805
		1,944,560
CANADA — 3.5%
COMMUNICATION SERVICES — 0.3%
Videotron
5.700%, 01/15/35	534,000	552,026
3.625%, 06/15/29	304,000	297,247
		849,273
ENERGY — 0.9%
Canadian Natural Resources
5.400%, 12/15/34	252,000	261,015
5.000%, 12/15/29	135,000	139,326
3.850%, 06/01/27	377,000	376,950
2.950%, 07/15/30	577,000	551,497
Enerflex
6.875%, 01/15/31	381,000	394,860
Suncor Energy
7.150%, 02/01/32	532,000	603,390
		2,327,038
FINANCIALS — 1.8%
Bank of Montreal
5.004%, SOFRINDX + 0.670%, 01/27/29(A)	351,000	357,862

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
4.875%, 10/01/31	$175,000	$239,676
Bank of Nova Scotia
0.010%, 01/14/27	427,000	495,306
Canadian Imperial Bank of Commerce
3.250%, 07/16/31	461,000	548,144
Fairfax Financial Holdings
2.750%, 03/29/28	514,000	606,968
National Bank of Canada
5.600%, 12/18/28	413,000	431,385
4.500%, 10/10/29	527,000	535,627
Royal Bank of Canada MTN
5.000%, 01/24/28	194,000	266,125
2.375%, 09/13/27	115,000	136,233
Toronto-Dominion Bank
4.928%, 10/15/35	356,000	358,923
3.563%, 04/16/31	222,000	267,648
3.129%, 08/03/32	345,000	404,924
		4,648,821
INDUSTRIALS — 0.2%
Canadian National Railway
5.850%, 11/01/33	474,000	516,234

INFORMATION TECHNOLOGY — 0.2%
Open Text
3.875%, 02/15/28	548,000	522,377

MATERIALS — 0.1%
Cascades
6.750%, 07/15/30	261,000	267,525

		9,131,268

CHINA — 0.3%
COMMUNICATION SERVICES — 0.1%
Prosus NV
4.027%, 08/03/50	273,000	194,733

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — 0.2%
Dianjian Haiyu
4.300%, 09/10/27	$456,000	$459,055

		653,788
DENMARK — 0.9%
CONSUMER DISCRETIONARY — 0.2%
Pandora MTN
4.500%, 04/10/28	443,000	540,979

FINANCIALS — 0.5%
AL Sydbank MTN
5.125%, EUSA1 + 1.850%, 09/06/28(A)	482,000	589,959
Danske Bank
3.125%, 06/06/31	607,000	735,212
		1,325,171
HEALTH CARE — 0.2%
H Lundbeck MTN
0.875%, 10/14/27	529,000	608,004

		2,474,154

FRANCE — 0.9%
CONSUMER STAPLES — 0.2%
Ipsen
3.875%, 03/25/32	400,000	483,846

FINANCIALS — 0.5%
BPCE SFH
0.625%, 09/22/27	700,000	807,391
La Banque Postale MTN
4.000%, 05/03/28	500,000	608,309
		1,415,700
UTILITIES — 0.2%
Electricite de France
5.700%, 05/23/28	664,000	687,208

		2,586,754

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
GERMANY — 1.4%
FINANCIALS — 0.5%
Deutsche Bank MTN
6.125%, SONIO/N + 2.621%, 12/12/30(A)	$100,000	$141,400
0.010%, 10/02/29	226,000	245,228
Kreditanstalt fuer Wiederaufbau
0.000%, 04/18/36(B)	87,000	57,896
Landwirtschaftliche Rentenbank MTN
0.100%, 03/08/27	14,000	16,218
0.050%, 01/31/31	622,000	654,179
NRW Bank
1.625%, 08/03/32	597,000	664,244
		1,779,165
INDUSTRIALS — 0.3%
Deutsche Bahn MTN
1.125%, 05/29/51	1,128,000	738,627

MATERIALS — 0.1%
K+S
4.250%, 06/19/29	100,000	122,906

UTILITIES — 0.5%
RWE Finance US
5.875%, 04/16/34	536,000	569,014
5.125%, 09/18/35	729,000	730,832
		1,299,846
		3,940,544

GREECE — 1.0%
FINANCIALS — 0.8%
Eurobank MTN
4.000%, EUSA1 + 1.800%, 09/24/30(A)	512,000	624,237
National Bank of Greece MTN
4.500%, EUR006M + 1.812%, 01/29/29(A)	502,000	612,816
Piraeus Bank
6.750%, 12/05/29	472,000	613,932

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
4.625%, EUAMDB01 + 1.723%, 07/17/29(A)	$495,000	$608,609
		2,459,594
INDUSTRIALS — 0.2%
Danaos
8.500%, 03/01/28	520,000	520,000

		2,979,594

HONG KONG — 0.3%
CONSUMER DISCRETIONARY — 0.1%
JMH
2.875%, 04/09/36	301,000	260,453

FINANCIALS — 0.1%
AIA Group
3.200%, 09/16/40	200,000	161,451

REAL ESTATE — 0.1%
Hongkong Land Finance Cayman Islands MTN
2.250%, 07/15/31	239,000	218,295

		640,199

IRELAND — 0.2%
FINANCIALS — 0.2%
Bank of Ireland Group MTN
5.000%, EUAMDB01 + 2.050%, 07/04/31(A)	430,000	547,816

ITALY — 1.4%
ENERGY — 0.1%
Eni Spa
1.000%, 10/11/34	357,000	348,668

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — 1.1%
Banco BPM MTN
3.750%, 06/27/28	$200,000	$243,772
3.375%, 01/24/30	356,000	433,310
Intesa Sanpaolo MTN
4.198%, H15T1Y + 2.600%, 06/01/32(A)	587,000	567,266
4.000%, 09/23/29	709,000	704,924
UniCredit MTN
3.500%, 07/31/30	448,000	550,315
3.127%, H15T1Y + 1.550%, 06/03/32(A)	586,000	549,028
		3,048,615
UTILITIES — 0.2%
Enel Finance International
5.000%, 06/15/32	657,000	676,426

		4,073,709

JAPAN — 0.2%
INFORMATION TECHNOLOGY — 0.2%
Kioxia Holdings
6.250%, 07/24/30	515,000	534,726

LUXEMBOURG — 0.2%
HEALTH CARE — 0.2%
Eurofins Scientific
4.000%, 07/06/29	208,000	253,568
0.875%, 05/19/31	179,000	187,452
		441,020
MEXICO — 0.4%
MATERIALS — 0.3%
Minera Mexico SA de CV
4.500%, 01/26/50	762,000	653,567

UTILITIES — 0.1%
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/41	250,598	261,229
		914,796

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
NETHERLANDS — 1.0%
COMMUNICATION SERVICES — 0.2%
Koninklijke KPN MTN
0.875%, 11/15/33	$500,000	$491,542

CONSUMER DISCRETIONARY — 0.2%
IMCD
4.875%, 09/18/28	233,000	287,141
Universal Music Group MTN
3.750%, 06/30/32	236,000	285,378
		572,519
CONSUMER STAPLES — 0.2%
Magnum Icc Finance BV
3.750%, 11/26/34	390,000	462,571

HEALTH CARE — 0.2%
Sandoz Finance BV
4.220%, 04/17/30	523,000	648,714

UTILITIES — 0.2%
TenneT Holding BV MTN
0.875%, 06/16/35	631,000	624,242

		2,799,588
NEW ZEALAND — 0.5%
FINANCIALS — 0.5%
ASB Bank MTN
0.250%, 05/21/31	510,000	530,604
Bank of New Zealand MTN
2.708%, 06/18/30	577,000	685,260
		1,215,864

NORWAY — 0.2%
ENERGY — 0.2%
Aker BP
6.000%, 06/13/33	150,000	158,577

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
5.600%, 06/13/28	$338,000	$348,309
		506,886
SINGAPORE — 0.4%
FINANCIALS — 0.4%
Temasek Financial I
3.500%, 02/15/33	360,000	441,115
2.750%, 08/02/61	393,000	254,284
United Overseas Bank MTN
5.250%, SDSOA5 + 2.393%, (A)(C)	250,000	208,719
		904,118
SOUTH KOREA — 0.1%
UTILITIES — 0.1%
Korea Midland Power
3.625%, 04/21/27	200,000	199,303

SPAIN — 1.1%
ENERGY — 0.0%
Acciona Energia Financiacion Filiales MTN
1.375%, 01/26/32	100,000	104,716

FINANCIALS — 1.0%
Banco Bilbao Vizcaya Argentaria
6.033%, H15T1Y + 1.950%, 03/13/35(A)	600,000	641,710
Banco Santander
5.375%, 01/17/31	100,000	140,242
2.750%, 09/08/32	200,000	237,396
2.250%, GUKG5 + 1.650%, 10/04/32(A)	100,000	130,697
Bankinter
3.050%, 05/29/28	200,000	239,913
CaixaBank MTN
6.875%, GUKG5 + 3.700%, 10/25/33(A)	100,000	141,832
5.673%, SOFRINDX + 1.780%, 03/15/30(A)	660,000	688,259

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Unicaja Banco MTN
5.125%, EUSA1 + 2.150%, 02/21/29(A)	$500,000	$618,793
		2,838,842
UTILITIES — 0.1%
Naturgy Finance Iberia MTN
3.625%, 10/02/34	200,000	236,707

		3,180,265
SUPRANATIONAL — 2.0%
CONSUMER DISCRETIONARY — 0.2%
Council of Europe Development Bank MTN
3.125%, 09/13/28	499,000	602,541

FINANCIALS — 1.8%
Asian Development Bank MTN
3.125%, 08/20/27	250,000	248,855
Asian Infrastructure Investment Bank
4.500%, 05/21/35	408,000	424,865
European Investment Bank
4.875%, 02/15/36	926,000	991,620
0.375%, 09/15/27	1,164,000	1,341,537
Inter-American Development Bank MTN
4.375%, 08/18/32	444,000	611,826
International Bank for Reconstruction & Development MTN
3.100%, 04/14/38	688,000	815,651
International Finance MTN
3.875%, 09/12/30	230,000	311,138
		4,745,492
		5,348,033
SWEDEN — 1.2%
COMMUNICATION SERVICES — 0.4%
Tele2 MTN
3.750%, 11/22/29	535,000	651,344

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
Telefonaktiebolaget LM Ericsson
5.375%, 05/29/28	$523,000	$652,379
		1,303,723
FINANCIALS — 0.6%
EQT
5.850%, 05/08/35	1,074,000	1,105,210
Investor
0.375%, 10/29/35	270,000	241,768
Stadshypotek AB
0.010%, 11/24/28	200,000	222,294
		1,569,272
INDUSTRIALS — 0.2%
Epiroc MTN
3.625%, 02/28/31	489,000	595,792

		3,468,787
TAIWAN — 0.1%
INFORMATION TECHNOLOGY — 0.1%
Foxconn Singapore Pte Ltd
3.125%, 11/04/31	286,000	335,234

UNITED KINGDOM — 3.8%
CONSUMER DISCRETIONARY — 0.0%
Reckitt Benckiser Treasury Services
1.750%, 05/19/32	126,000	144,782

CONSUMER STAPLES — 0.4%
Compass Group Finance Netherlands BV MTN
1.500%, 09/05/28	499,000	576,688
Imperial Brands Finance
6.125%, 07/27/27	234,000	240,405

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
3.875%, 07/26/29	$247,000	$244,338
		1,061,431
ENERGY — 0.2%
DCC Group Finance Ireland DAC MTN
4.375%, 06/27/31	477,000	585,609

FINANCIALS — 2.2%
3i Group
4.875%, 06/14/29	524,000	654,218
Barclays
7.090%, BPSWS1 + 2.553%, 11/06/29(A)	198,000	283,736
HSBC Holdings
7.399%, SOFR + 3.020%, 11/13/34(A)	501,000	573,735
6.800%, SONIO/N + 2.124%, 09/14/31(A)	203,000	297,426
6.254%, SOFR + 2.390%, 03/09/34(A)	408,000	446,047
4.762%, SOFR + 2.530%, 03/29/33(A)	485,000	485,695
3.834%, 09/25/35	202,000	243,168
Investec MTN
3.625%, EUAMDB01 + 1.450%, 02/19/31(A)	102,000	122,147
1.875%, GUKG1 + 1.500%, 07/16/28(A)	199,000	258,906
Lloyds Banking Group
5.679%, H15T1Y + 1.750%, 01/05/35(A)	240,000	254,314
4.976%, H15T1Y + 2.300%, 08/11/33(A)	430,000	440,734
Marex Group
6.404%, 11/04/29	518,000	542,273
5.829%, 05/08/28	214,000	218,265
Nationwide Building Society MTN
2.250%, 05/16/37	183,000	197,313
0.500%, 05/05/41	680,000	526,404
NatWest Group MTN
7.416%, GUKG5 + 4.200%, 06/06/33(A)	198,000	281,160

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Santander UK Group Holdings MTN
2.421%, BPISDS01 + 1.250%, 01/17/29(A)	$109,000	$141,799
		5,967,340
HEALTH CARE — 0.5%
180 Medical
5.300%, 10/08/35	294,000	295,410
GlaxoSmithKline Capital MTN
1.250%, 10/12/28	224,000	281,932
Smith & Nephew
5.400%, 03/20/34	539,000	561,223
2.032%, 10/14/30	391,000	354,741
		1,493,306
INDUSTRIALS — 0.4%
Rolls-Royce MTN
5.750%, 10/15/27	159,000	219,130
1.625%, 05/09/28	260,000	301,199
Weir Group
5.350%, 05/06/30	524,000	542,512
		1,062,841

UTILITIES — 0.1%
National Grid
5.602%, 06/12/28	181,000	187,295

		10,502,604

UNITED STATES — 20.3%
COMMUNICATION SERVICES — 1.9%
Alphabet
4.800%, 02/15/36	511,000	519,394
4.700%, 11/15/35	135,000	136,695
Discovery Communications
3.625%, 05/15/30	584,000	566,480
Discovery Global Holdings
4.054%, 03/15/29	51,000	50,458
Fox
6.500%, 10/13/33	525,000	576,230
4.709%, 01/25/29	434,000	440,601
3.500%, 04/08/30	338,000	329,516

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
Netflix
4.875%, 04/15/28	$571,000	$584,094
News
5.125%, 02/15/32	328,000	326,323
3.875%, 05/15/29	242,000	236,090
TEGNA
4.625%, 03/15/28	543,000	541,462
Versant Media Group
7.250%, 01/30/31	526,000	538,639
Ziff Davis
4.625%, 10/15/30	402,000	361,297
		5,207,279
CONSUMER DISCRETIONARY — 4.1%
Block Financial
3.875%, 08/15/30	24,000	22,843
Century Communities
3.875%, 08/15/29	175,000	166,839
DR Horton
1.400%, 10/15/27	162,000	155,937
Genting New York
7.250%, 10/01/29	311,000	322,453
HNI Corp
5.125%, 01/18/29	534,000	526,080
Kohl's
10.000%, 06/01/30	476,000	518,184
Kontoor Brands
4.125%, 11/15/29	546,000	520,260
Lowe's
1.300%, 04/15/28	161,000	152,713
M/I Homes Inc
3.950%, 02/15/30	855,000	823,472
Mattel
5.875%, 12/15/27	1,281,000	1,281,292
NVR
3.000%, 05/15/30	584,000	558,848
O'Reilly Automotive
1.750%, 03/15/31	1,519,000	1,349,177

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Patrick Industries
4.750%, 05/01/29	$900,000	$897,607
PulteGroup
6.000%, 02/15/35	17,000	18,384
PVH
3.125%, 12/15/27	362,000	430,325
Resorts World Las Vegas
8.450%, 07/27/30	500,000	509,601
4.625%, 04/16/29	200,000	182,500
Ross Stores
1.875%, 04/15/31	809,000	721,360
Somnigroup International
4.000%, 04/15/29	551,000	535,480
Tapestry
5.500%, 03/11/35	194,000	201,228
3.050%, 03/15/32	92,000	85,492
Tri Pointe Homes
5.700%, 06/15/28	535,000	543,260
Wayfair
7.750%, 09/15/30	243,000	255,541
William Carter
7.375%, 02/15/31	373,000	384,165
		11,163,041
CONSUMER STAPLES — 0.6%
HLF Financing Sarl
12.250%, 04/15/29	486,000	519,139
Philip Morris International
4.625%, 10/29/35	149,000	147,703
2.875%, 05/14/29	274,000	324,415
0.800%, 08/01/31	223,000	233,319
Pilgrim's Pride
4.250%, 04/15/31	644,000	631,206
		1,855,782
ENERGY — 1.7%
California Resources
8.250%, 06/15/29	521,000	546,951

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Coterra Energy
5.600%, 03/15/34	$429,000	$449,703
DT Midstream
4.125%, 06/15/29	547,000	543,155
Expand Energy
4.750%, 02/01/32	586,000	585,033
Exxon Mobil
0.835%, 06/26/32	148,000	152,999
0.524%, 06/26/28	100,000	113,214
Gulfport Energy Operating
6.750%, 09/01/29	773,000	800,490
Helix Energy Solutions Group
9.750%, 03/01/29	140,000	146,974
Oceaneering International
6.000%, 02/01/28	650,000	661,346
Ovintiv
8.125%, 09/15/30	101,000	116,249
Sunoco
4.625%, 05/01/30	91,000	89,039
Tidewater
9.125%, 07/15/30	484,000	523,592
		4,728,745
FINANCIALS — 2.9%
American Express
3.433%, EUR003M + 1.102%, 05/20/32(A)	277,000	331,276
American National Group
6.000%, 07/15/35	515,000	510,901
5.750%, 10/01/29	538,000	547,437
BGC Group
8.000%, 05/25/28	300,000	320,690
Blue Owl Technology Finance
6.100%, 03/15/28	172,000	171,020
Credit Acceptance
9.250%, 12/15/28	179,000	187,029
6.625%, 03/15/30	146,000	145,238
Enact Holdings
6.250%, 05/28/29	1,163,000	1,220,442

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Essent Group
6.250%, 07/01/29	$338,000	$355,683
FirstCash
5.625%, 01/01/30	434,000	431,809
4.625%, 09/01/28	503,000	496,881
Jefferson Capital Holdings
9.500%, 02/15/29	492,000	518,452
8.250%, 05/15/30	386,000	404,409
Mercury General
4.400%, 03/15/27	516,000	515,666
MGIC Investment
5.250%, 08/15/28	872,000	870,784
MSCI
3.625%, 09/01/30	69,000	66,025
Synchrony Financial
2.875%, 10/28/31	1,505,000	1,351,322
		8,445,064

HEALTH CARE — 2.2%
Agilent Technologies
4.750%, 09/09/34	525,000	530,155
2.750%, 09/15/29	572,000	548,177
2.300%, 03/12/31	295,000	269,394
AMN Healthcare
6.500%, 01/15/31	521,000	523,123
Cencora
3.625%, 05/22/32	323,000	390,051
Charles River Laboratories International
3.750%, 03/15/29	344,000	331,085
Gilead Sciences
1.200%, 10/01/27	184,000	176,965
McKesson
5.100%, 07/15/33	187,000	195,404
Molina Healthcare
4.375%, 06/15/28	548,000	538,457
3.875%, 11/15/30	149,000	135,728
Regeneron Pharmaceuticals
1.750%, 09/15/30	262,000	236,157
Royalty Pharma
5.400%, 09/02/34	160,000	165,579

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
STERIS Irish FinCo UnLtd
2.700%, 03/15/31	$824,000	$766,113
Stryker
3.650%, 03/07/28	450,000	448,733
Teleflex
4.250%, 06/01/28	533,000	524,920
UnitedHealth Group
2.950%, 10/15/27	35,000	34,598
2.300%, 05/15/31	30,000	27,395
		5,842,034
INDUSTRIALS — 1.8%
AGCO
5.800%, 03/21/34	318,000	336,054
Allegion US Holding
5.600%, 05/29/34	247,000	260,827
AP Moller - Maersk
5.875%, 09/14/33	122,000	131,384
BWX Technologies
4.125%, 04/15/29	903,000	883,982
Carlisle
2.200%, 03/01/32	12,000	10,611
Deluxe
8.125%, 09/15/29	501,000	525,510
Dover
3.500%, 11/12/33	399,000	471,970
0.750%, 11/04/27	120,000	137,890
Dycom Industries
4.500%, 04/15/29	540,000	531,713
Esab
6.250%, 04/15/29	131,000	134,283
GCC
3.614%, 04/20/32	472,000	443,290
Jacobs Engineering Group
6.350%, 08/18/28	48,000	50,449
5.900%, 03/01/33	500,000	527,463
MasTec
5.900%, 06/15/29	109,000	114,405

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Pentair Finance Sarl
5.900%, 07/15/32	$34,000	$36,498
Quanta Services
5.250%, 08/09/34	60,000	62,169
5.100%, 08/09/35	321,000	326,875
Roller Bearing of America
4.375%, 10/15/29	270,000	266,088
Xylem
1.950%, 01/30/28	154,000	148,711
		5,400,172

INFORMATION TECHNOLOGY — 2.0%
AppLovin
5.500%, 12/01/34	415,000	423,086
Ciena
4.000%, 01/31/30	555,000	536,065
Micron Technology
5.875%, 02/09/33	422,000	454,495
Qorvo
4.375%, 10/15/29	428,000	421,311
3.375%, 04/01/31	129,000	118,889
Skyworks Solutions
3.000%, 06/01/31	1,474,000	1,342,119
Trimble
6.100%, 03/15/33	162,000	172,641
VeriSign
2.700%, 06/15/31	1,315,000	1,196,659
Viavi Solutions
3.750%, 10/01/29	930,000	883,568
		5,548,833

MATERIALS — 0.5%
Alcoa Nederland Holding BV
4.125%, 03/31/29	275,000	270,437
AptarGroup
3.600%, 03/15/32	360,000	343,605
Newmont
2.600%, 07/15/32	34,000	31,238

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — continued
Nucor
5.100%, 06/01/35	$132,000	$136,516
TriMas
4.125%, 04/15/29	628,000	606,183
		1,387,979

REAL ESTATE — 0.9%
Broadstone Net Lease
2.600%, 09/15/31	438,000	392,897
EPR Properties
4.950%, 04/15/28	128,000	129,498
Essential Properties
2.950%, 07/15/31	21,000	19,383
Global Net Lease
3.750%, 12/15/27	534,000	521,355
Howard Hughes
4.375%, 02/01/31	368,000	350,009
4.125%, 02/01/29	549,000	531,567
Millrose Properties
6.375%, 08/01/30	514,000	527,313
National Health Investors
3.000%, 02/01/31	47,000	43,111
		2,515,133

UTILITIES — 1.7%
Alliant Energy Finance
3.600%, 03/01/32	143,000	135,328
Atmos Energy
5.200%, 08/15/35	79,000	82,492
Avangrid
3.800%, 06/01/29	555,000	550,975
Boston Gas
5.843%, 01/10/35	155,000	166,200
Constellation Energy Generation
6.125%, 01/15/34	341,000	373,183
5.800%, 03/01/33	72,000	77,218
Edison International
5.750%, 06/15/27	58,000	58,890

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
New York State Electric & Gas
5.300%, 08/15/34	$723,000	$754,961
NRG Energy
2.450%, 12/02/27	592,000	573,551
PPL Electric Utilities
5.000%, 05/15/33	107,000	110,541
Southern California Edison
5.850%, 11/01/27	28,000	28,773
4.700%, 06/01/27	682,000	687,029
Vistra Operations
5.700%, 12/30/34	231,000	239,392
XPLR Infrastructure Operating Partners
7.250%, 01/15/29	400,000	415,180
4.500%, 09/15/27	529,000	526,737
		4,780,450

		56,874,512
Total Corporate Obligations
(Cost $119,565,997)		122,305,895
SOVEREIGN DEBT — 38.0%
AUSTRALIA — 1.5%
Australia Government Bond
4.750%, 04/21/27	502,000	359,551
3.250%, 04/21/29	223,000	154,201
3.000%, 03/21/47	536,000	278,797
2.750%, 05/21/41	11,000	6,038
2.500%, 05/21/30	964,000	639,989
1.750%, 11/21/32	699,000	420,468
1.000%, 12/21/30	47,000	28,722
		1,887,766
New South Wales Treasury
4.250%, 02/20/36	217,000	143,025

Queensland Treasury
5.250%, 07/21/36	1,418,000	1,006,059

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
Treasury Corp of Victoria
5.500%, 09/15/39	$1,018,000	$718,408

Western Australian Treasury Corp
4.500%, 07/21/32	238,000	167,434

AUSTRIA — 0.2%
Republic of Austria Government Bond
0.250%, 10/20/36	526,000	467,143

BELGIUM — 1.4%
Kingdom of Belgium Government Bond
2.750%, 04/22/39	2,457,000	2,701,462
1.250%, 04/22/33	854,000	914,782
		3,616,244
Ministeries Van de Vlaamse Gemeenschap
4.250%, 06/22/50	200,000	239,692

CANADA — 3.2%
Canadian Government Bond
4.000%, 06/01/41	701,000	550,948
4.000%, 03/01/29	173,000	132,209
3.500%, 12/01/45	426,000	312,202
3.250%, 12/01/35	166,000	122,876
2.750%, 09/01/27	1,570,000	1,157,833
2.750%, 12/01/48	999,000	638,685
2.750%, 03/01/31	281,000	206,338
2.250%, 12/01/29	313,000	226,818
1.250%, 03/01/27	212,000	152,251
		3,500,160
Hydro-Quebec
3.550%, 09/01/32	227,000	169,711

Labrador-Island Link Funding Trust
3.850%, 12/01/53	1,013,000	681,010

Province of Manitoba Canada
4.600%, 09/05/57	425,000	317,392

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
Province of New Brunswick Canada
4.450%, 08/14/33	$913,000	$720,829

Province of Nova Scotia Canada
4.400%, 06/01/42	421,000	313,772
2.000%, 09/01/30	574,000	406,086
		719,858
Province of Ontario Canada
3.100%, 05/19/27	587,000	583,854

Province of Prince Edward Island Canada
3.950%, 06/15/35	479,000	360,754

Province of Quebec Canada
3.625%, 04/13/28	716,000	717,446

Province of Saskatchewan Canada
3.800%, 06/02/35	6,000	4,506
2.750%, 12/02/46	25,000	14,230
2.650%, 06/02/27	643,000	473,148
		491,884
PSP Capital
2.600%, 03/01/32	805,000	574,556

CHILE — 0.1%
Chile Government International Bond
2.550%, 07/27/33	459,000	402,727

CHINA — 9.1%
China Development Bank
2.250%, 07/02/28	209,000	247,335

China Government Bond
3.810%, 09/14/50	6,440,000	1,191,203
3.760%, 03/22/71	3,680,000	730,871
3.590%, 08/03/27	1,260,000	190,528
3.520%, 04/25/46	1,090,000	190,481
3.490%, 11/08/41	3,220,000	546,144
2.640%, 01/15/28	910,000	136,149

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
2.620%, 09/25/29	$20,640,000	$3,137,639
2.370%, 01/15/29	27,020,000	4,052,968
2.280%, 11/06/75	980,000	134,718
2.050%, 04/15/29	910,000	135,423
1.780%, 11/15/35	21,140,000	3,072,264
1.660%, 12/25/32	33,930,000	4,940,827
1.620%, 08/15/27	43,560,000	6,379,994
		24,839,209
DENMARK — 0.2%
Denmark Government Bond
2.250%, 11/15/33	834,000	130,870
0.500%, 11/15/29	1,442,000	216,097
0.250%, 11/15/52	1,460,000	114,526
		461,493
Kommunekredit MTN
0.000%, 03/03/31(1)	100,000	104,672

FINLAND — 0.2%
Kuntarahoitus MTN
0.050%, 09/10/35	721,000	649,183

FRANCE — 2.6%
Action Logement Services MTN
0.375%, 10/05/31	600,000	619,204

Agence Francaise de Developpement EPIC MTN
0.125%, 09/29/31	300,000	304,067
0.010%, 11/25/28	400,000	442,600
		746,667
Bpifrance MTN
0.875%, 09/26/28	200,000	227,513

French Republic Government Bond OAT
1.250%, 05/25/38	5,000	4,600
0.500%, 05/25/72	154,000	49,937
0.000%, 05/25/32(1)	4,928,000	4,922,666
		4,977,203

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
UNEDIC ASSEO MTN
0.000%, 11/19/30(1)	$600,000	$628,998

GERMANY — 3.2%
Bundesrepublik Deutschland Bundesanleihe
2.500%, 08/15/46	1,451,000	1,535,691
2.300%, 02/15/33	725,000	850,790
1.000%, 05/15/38	1,943,775	1,859,266
0.250%, 02/15/29	209,000	234,501
0.000%, 05/15/35(1)	2,262,000	2,106,567
		6,586,815
Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH
0.010%, 08/26/30	576,000	609,143

State of North Rhine-Westphalia Germany MTN
3.400%, 03/07/73	56,000	62,253
2.900%, 01/15/53	930,000	982,386
		1,044,639
State of Rhineland-Palatinate
0.050%, 01/23/30	557,000	601,714

State of Schleswig-Holstein Germany
0.200%, 08/15/39	203,000	158,548

HONG KONG — 0.1%
Airport Authority
2.625%, 02/04/51	489,000	336,502

HUNGARY — 0.1%
Hungary Government Bond
7.000%, 10/24/35	99,280,000	323,927

INDONESIA — 0.1%
Indonesia Government International Bond
4.150%, 09/20/27	200,000	200,652

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
ITALY — 0.7%
Italy Buoni Poliennali Del Tesoro
3.850%, 07/01/34	$819,000	$1,023,201
2.150%, 03/01/72	1,395,000	1,016,658
		2,039,859
JAPAN — 7.8%
Japan Government Five Year Bond
0.100%, 09/20/27	173,200,000	1,091,039

Japan Government Forty Year Bond
1.300%, 03/20/63	22,350,000	80,157
0.500%, 03/20/60	58,900,000	164,452
		244,609
Japan Government Ten Year Bond
0.600%, 12/20/33	157,400,000	914,727
0.400%, 06/20/33	506,200,000	2,928,449
0.100%, 12/20/28	526,550,000	3,259,677
0.100%, 09/20/26	283,500,000	1,807,563
0.100%, 12/20/30	114,550,000	683,735
0.100%, 12/20/27	53,050,000	333,108
0.100%, 09/20/30	5,900,000	35,397
0.100%, 09/20/29	350,000	2,139
		9,964,795
Japan Government Thirty Year Bond
2.300%, 12/20/35	21,150,000	137,800
1.200%, 06/20/53	439,950,000	1,737,150
0.800%, 03/20/46	7,250,000	31,237
0.400%, 06/20/49	39,800,000	139,204
0.400%, 03/20/50	2,500,000	8,488
0.300%, 06/20/46	282,350,000	1,071,055
		3,124,934
Japan Government Twenty Year Bond
2.100%, 03/20/29	50,000	327
2.000%, 12/20/30	50,000	326
1.900%, 09/20/30	377,900,000	2,457,626
1.300%, 06/20/35	331,050,000	1,984,350
0.500%, 03/20/41	435,900,000	2,053,237
0.400%, 03/20/36	109,050,000	588,506
0.400%, 06/20/41	18,050,000	82,901
		7,167,273

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
MALAYSIA — 0.5%
Malaysia Government Bond
4.457%, 03/31/53	$492,000	$135,486
3.917%, 07/15/55	912,000	229,446
3.519%, 04/20/28	3,865,000	1,003,052
		1,367,984
MEXICO — 0.4%
Mexican Bonos
8.000%, 02/21/36	10,900,000	605,108
8.000%, 07/31/53	5,200,000	266,942
7.500%, 05/26/33	4,700,000	260,227
		1,132,277
NEW ZEALAND — 0.2%
New Zealand Government Bond
4.500%, 05/15/35	770,000	470,278

NORWAY — 0.1%
Norway Government Bond
3.625%, 04/13/34	332,000	33,855
2.125%, 05/18/32	1,442,000	136,202
1.750%, 09/06/29	1,413,000	137,915
		307,972
PANAMA — 0.1%
Panama Government International Bond
8.000%, 03/01/38	259,000	307,679

PARAGUAY — 0.1%
Paraguay Government International Bond
4.950%, 04/28/31	290,000	294,644

POLAND — 0.3%
Republic of Poland Government Bond
4.500%, 07/25/30	3,079,000	874,008

Republic of Poland Government International Bond
5.500%, 11/16/27	108,000	111,078

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
ROMANIA — 0.2%
Romanian Government International Bond MTN
7.625%, 01/17/53	$276,000	$318,010
6.750%, 07/11/39	119,000	152,591
5.500%, 09/18/28	37,000	46,478
1.750%, 07/13/30	15,000	16,312
		533,391
SAUDI ARABIA — 0.1%
Saudi Government International Bond
5.125%, 01/13/28	339,000	345,979

SINGAPORE — 0.2%
Housing & Development Board MTN
2.320%, 01/24/28	250,000	200,488

Singapore Government Bond
3.375%, 05/01/34	62,000	54,711
3.000%, 08/01/72	140,000	133,260
		187,971
SOUTH KOREA — 0.2%
Export-Import Bank Korea
2.500%, 06/29/41	229,000	175,170

Korea International Bond
2.500%, 06/19/29	200,000	193,110

SPAIN — 0.6%
Spain Government Bond
1.450%, 10/31/71	1,000	576
0.800%, 07/30/29	1,414,000	1,591,424
		1,592,000
SUPRANATIONAL — 0.6%
European Stability Mechanism MTN
1.750%, 10/20/45	761,000	696,506

European Union MTN
3.625%, 12/12/40	113,000	136,442
2.750%, 10/05/26	603,000	715,326

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
0.700%, 07/06/51	$611,000	$365,133
		1,216,901
SWEDEN — 0.4%
Sweden Government Bond
2.250%, 05/11/35	1,580,000	171,052
0.500%, 11/24/45	585,000	41,756
0.125%, 05/12/31	8,735,000	871,155
		1,083,963
SWITZERLAND — 0.6%
Swiss Confederation Government Bond
4.000%, 04/08/28	817,000	1,155,348
4.000%, 01/06/49	167,000	385,565
0.500%, 05/30/58	111,000	147,864
		1,688,777
THAILAND — 0.4%
Thailand Government Bond
4.000%, 06/17/72	9,086,000	382,258
3.300%, 06/17/38	3,390,000	124,439
3.150%, 06/17/50	5,986,000	207,672
2.400%, 03/17/29	5,355,000	179,109
2.000%, 12/17/31	4,385,000	146,365
1.190%, 04/17/29	1,759,000	56,787
		1,096,630
UNITED ARAB EMIRATES — 0.1%
UAE International Government Bond MTN
3.250%, 10/19/61	243,000	167,948

UNITED KINGDOM — 2.4%
United Kingdom Gilt
1.750%, 01/22/49	5,000	3,772
1.500%, 07/22/47	242,000	177,567
1.250%, 07/22/27	750,000	980,729
1.125%, 01/31/39	2,521,922	2,269,344
1.125%, 10/22/73	1,195,000	531,279
0.875%, 07/31/33	1,281,000	1,379,508
0.875%, 01/31/46	885,000	581,629
0.625%, 10/22/50	930,000	480,406
0.625%, 07/31/35	46,000	44,738
0.500%, 10/22/61	165,000	59,215
0.500%, 01/31/29	16,000	19,802

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount	Value
0.375%, 10/22/30	$151,000	$175,469
		6,703,458
Total Sovereign Debt
(Cost $105,192,711)		105,230,090

MORTGAGE-BACKED SECURITIES — 10.4%
Agency Mortgage-Backed Obligations — 10.1%
FHLMC
6.500%, 10/01/53	235,109	248,287
6.500%, 08/01/54	54,082	56,148
6.000%, 08/01/53	289,941	303,857
6.000%, 11/01/53	89,440	92,250
6.000%, 02/01/55	144,649	150,962
5.500%, 02/01/55	267,714	272,151
5.500%, 03/01/53	196,883	201,469
5.500%, 02/01/54	129,459	134,295
5.000%, 03/01/53	153,965	156,753
5.000%, 10/01/52	68,623	70,505
4.500%, 12/01/52	75,612	75,569
3.500%, 06/01/33	54,383	54,045
3.500%, 08/01/51	218,819	208,617
3.500%, 06/01/52	84,424	79,866
3.500%, 06/01/47	81,371	78,107
3.500%, 02/01/32	49,255	48,809
3.000%, 12/01/50	196,967	181,811
3.000%, 08/01/50	55,219	50,858
3.000%, 04/01/35	198,696	193,903
3.000%, 03/01/51	274,484	248,766
2.500%, 03/01/52	81,412	70,603
2.500%, 10/01/50	112,236	99,502
2.500%, 12/01/51	95,841	83,300
2.500%, 09/01/36	173,670	165,134
2.500%, 01/01/52	692,681	610,512
1.500%, 07/01/41	103,665	89,591
1.500%, 05/01/51	95,801	76,241
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	527,373	496,362
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	268,089	258,223
FNMA
7.000%, 12/01/53	108,194	115,348
6.500%, 09/01/53	116,863	121,478

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
6.500%, 01/01/53	$103,989	$107,961
6.500%, 01/01/54	103,705	107,794
6.000%, 11/01/55	69,878	72,825
6.000%, 09/01/54	88,033	92,487
6.000%, 08/01/53	948,067	978,235
5.500%, 02/01/55	222,015	225,729
5.500%, 12/01/52	400,949	409,553
5.500%, 07/01/53	363,825	376,138
5.500%, 08/01/53	151,746	154,701
5.500%, 01/01/56	69,936	72,004
5.000%, 10/01/53	243,840	245,840
5.000%, 12/01/52	248,205	250,393
5.000%, 11/01/53	69,426	70,038
5.000%, 10/01/52	270,178	272,892
5.000%, 07/01/47	150,031	154,484
4.500%, 05/01/41	137,189	138,964
4.500%, 03/01/47	140,334	141,805
4.500%, 07/01/53	229,055	227,227
4.500%, 04/01/45	219,788	222,092
4.000%, 04/01/44	551,663	548,092
4.000%, 02/01/51	389,338	383,951
4.000%, 08/01/32	48,149	48,037
4.000%, 03/01/53	123,288	120,091
3.500%, 11/01/48	934,981	900,913
3.000%, 02/01/47	167,043	154,141
3.000%, 11/01/33	46,834	45,970
3.000%, 06/01/52	1,212,427	1,100,247
2.500%, 03/01/37	267,224	254,796
2.500%, 01/01/50	1,557,461	1,365,708
2.500%, 11/01/35	76,145	73,060
2.500%, 11/01/49	507,223	444,853
2.500%, 01/01/52	515,228	453,205
2.500%, 05/01/41	136,088	125,049
2.000%, 03/01/37	484,572	451,565
2.000%, 09/01/36	224,369	209,224
2.000%, 02/01/51	886,174	739,239
2.000%, 05/01/51	415,546	346,783
2.000%, 05/01/41	313,416	280,117
2.000%, 10/01/51	1,373,506	1,143,219
2.000%, 07/01/51	176,428	147,839
2.000%, 02/01/36	56,429	52,677
2.000%, 07/01/35	54,272	50,863
2.000%, 03/01/52	1,890,054	1,570,789
1.500%, 02/01/51	470,925	374,902

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
1.500%, 12/01/36	$394,070	$359,413
GNMA
6.500%, 01/20/55	25,306	26,322
6.500%, 05/20/48	63,302	66,516
6.500%, 03/20/55	46,480	48,347
6.000%, 02/20/55	106,657	108,982
6.000%, 06/20/53	345,787	354,800
5.500%, 09/20/53	782,345	794,928
5.000%, 07/20/53	725,318	730,952
4.500%, 08/20/47	341,733	344,781
4.500%, 10/20/45	151,377	152,984
4.000%, 11/20/44	132,247	130,309
4.000%, 09/20/52	307,225	298,459
3.500%, 05/20/52	753,881	716,413
3.000%, 11/20/54	92,172	84,617
3.000%, 05/20/43	67,748	63,705
3.000%, 02/20/50	726,346	666,720
2.500%, 10/20/47	81,266	73,858
2.500%, 11/20/51	1,130,476	998,240
2.000%, 04/20/52	1,181,013	1,000,688
		27,820,848
Commercial Mortgage-Backed Obligation — 0.3%
BANK, Ser 2024-BNK47, Cl A5
5.716%, 06/15/57	362,000	389,977
BMO Mortgage Trust, Ser 2024-C10, Cl A5
5.478%, 11/15/57(A)	417,000	443,103
		833,080

Total Mortgage-Backed Securities
(Cost $28,085,943)		28,653,928
U.S. TREASURY OBLIGATIONS — 5.3%

U.S. Treasury Bonds
4.750%, 08/15/55	895,000	911,362
4.750%, 02/15/56	2,068,000	2,107,421
2.500%, 02/15/46	708,000	511,696
2.250%, 08/15/46	4,675,000	3,198,175
1.875%, 11/15/51	4,503,800	2,599,713
1.750%, 08/15/41	6,028,300	4,208,507
1.375%, 08/15/50	1,136,000	584,774

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
1.250%, 05/15/50	$1,076,000	$539,135
		14,660,783

Total U.S. Treasury Obligations
(Cost $14,393,100)		14,660,783
ASSET-BACKED SECURITIES — 0.2%
Automotive — 0.1%
Avis Budget Rental Car Funding AESOP, Ser 2022-4A, Cl A
4.770%, 02/20/29	200,000	202,616
SBNA Auto Lease Trust, Ser 2025-A, Cl A4
4.870%, 07/20/29	130,000	131,376
		333,992
Credit Card — 0.1%
American Express Credit Account Master Trust, Ser 2023-3, Cl A
5.230%, 09/15/28	150,000	151,181

Total Asset-Backed Securities
(Cost $485,734)		485,173

SHORT-TERM INVESTMENT — 1.5%

	Shares
DWS Government Money Market Series, Institutional Shares, 3.690% (D)
(Cost $4,094,027)	4,094,027	4,094,027

Total Investments — 99.6%
(Cost $271,817,512)		$275,429,896

A list of the open centrally cleared swap contracts held by the Fund at February 28, 2026, is as follows:

Interest Rate Swap

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
0.016525% FIXED	CNY-CURVE	Quarterly	03/18/2031	CNY	28,189,810	$17,925	$–	17,925

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Barclays PLC	03/04/26	USD	103,302	EUR	86,719	$(811)
Barclays PLC	03/04/26	USD	326,964	CAD	442,317	(2,640)
Barclays PLC	03/04/26	USD	962,183	JPY	147,329,683	(18,423)
BNP Paribas	03/04/26	NZD	796,149	USD	482,775	5,122
BNP Paribas	03/04/26	CNY	1,889,569	USD	272,591	(2,884)
BNP Paribas	03/04/26	USD	8,368,856	EUR	7,045,443	(42,081)
BNP Paribas	04/06/26	MYR	4,579,553	USD	1,178,716	342
BNP Paribas	03/04/26	MYR	4,579,553	USD	1,164,271	(12,831)
BNP Paribas	03/04/26	CAD	10,706,495	USD	7,936,031	85,607
BNP Paribas	03/04/26	JPY	3,343,731,217	USD	21,759,149	339,979
BNP Paribas	04/07/26	SEK	9,754,254	USD	1,082,041	(858)
Citigroup	03/04/26	GBP	8,151,174	USD	11,205,152	220,049
Citigroup	04/06/26	MXN	19,070,325	USD	1,106,853	3,406
Citigroup	04/07/26	DKK	2,928,702	USD	463,703	(545)
Goldman Sachs	03/04/26	CHF	1,338,689	USD	1,746,712	4,672
Goldman Sachs	03/04/26	AUD	5,341,585	USD	3,738,373	(62,891)
Goldman Sachs	03/04/26	SEK	9,754,254	USD	1,105,352	24,594
Goldman Sachs	04/07/26	NOK	2,947,258	USD	310,115	221
Goldman Sachs	04/07/26	PLN	3,049,411	USD	852,471	(887)
Goldman Sachs	04/07/26	GBP	7,684,984	USD	10,364,051	6,074
Goldman Sachs	04/08/26	CNY	170,097,855	USD	24,867,817	130,575
HSBC	03/04/26	USD	301,576	CAD	410,628	(487)
HSBC	03/04/26	USD	574,900	GBP	419,576	(9,449)
HSBC	03/04/26	EUR	423,508	USD	504,797	4,267
HSBC	04/07/26	EUR	388,188	USD	458,975	(640)
HSBC	03/04/26	SGD	166,697	USD	131,844	15
HSBC	04/06/26	SGD	762,106	USD	603,572	(663)
HSBC	03/04/26	PLN	3,049,411	USD	864,331	10,917
HSBC	03/04/26	CNY	168,208,285	USD	24,273,117	(249,540)
HSBC	04/07/26	HUF	97,979,831	USD	307,211	748
HSBC	03/04/26	HUF	97,979,831	USD	306,060	(1,086)
HSBC	04/06/26	JPY	3,139,215,054	USD	20,172,332	3,064
HSBC	04/07/26	GBP	313,466	USD	422,326	(170)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	04/07/26	NZD	796,149	USD	477,362	$(955)
HSBC	04/07/26	CHF	1,338,689	USD	1,738,972	(10,156)
HSBC	04/07/26	AUD	5,311,865	USD	3,779,489	(58)
HSBC	04/07/26	THB	31,813,829	USD	1,025,687	(1,081)
Midland Walwyn Capital Inc.	03/04/26	USD	64,077	GBP	46,614	(1,257)
Midland Walwyn Capital Inc.	03/04/26	USD	1,210,068	AUD	1,725,526	17,879
Midland Walwyn Capital Inc.	04/07/26	USD	74,274	EUR	62,945	253
Morgan Stanley	03/04/26	USD	372,272	JPY	57,186,480	(5,948)
Morgan Stanley	03/04/26	AUD	1,695,806	USD	1,179,815	(26,982)
Morgan Stanley	03/04/26	DKK	2,928,702	USD	468,859	5,598
Morgan Stanley	03/04/26	NOK	2,947,258	USD	307,540	(2,419)
Morgan Stanley	03/04/26	MXN	19,070,325	USD	1,101,087	(5,803)
Morgan Stanley	03/04/26	THB	31,813,829	USD	1,014,446	(9,370)
Morgan Stanley	03/04/26	EUR	59,658,151	USD	71,272,042	764,055
Morgan Stanley	03/04/26 - 04/07/26	EUR	54,181,212	USD	64,063,547	(85,709)
Morgan Stanley	04/06/26	JPY	65,138,902	USD	420,576	2,062
RBC	04/06/26	CAD	9,853,550	USD	7,216,624	(18,871)
Standard Chartered	03/04/26	SGD	595,409	USD	470,648	(220)
						$1,053,784

Percentages are based on Net Assets of $276,472,289.

(1)	No Interest Rate Available.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.

(C)	Perpetual security with no stated maturity date.

(D)	The rate reported is the 7-day effective yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 28, 2026 (UNAUDITED)

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$122,305,895	$–	$122,305,895
Sovereign Debt	–	105,230,090	–	105,230,090
Mortgage-Backed Securities	–	28,653,928	–	28,653,928
U.S. Treasury Obligations	–	14,660,783	–	14,660,783
Asset-Backed Securities	–	485,173	–	485,173
Short-Term Investment	4,094,027	–	–	4,094,027
Total Investments in Securities	$4,094,027	$271,335,869	$–	$275,429,896

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Interest Rate Swap^
Unrealized Appreciation	$–	$17,925	$–	$17,925
Forward Contracts^
Unrealized Appreciation	–	1,629,499	–	1,629,499
Unrealized Depreciation	–	(575,715)	–	(575,715)
Total Other Financial Instruments	$–	$1,071,709	$–	$1,071,709

^	Swap contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

FEBRUARY 28, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 98.8%

	Shares	Value
EQUITY FUNDS — 98.8%
AQR Alternative Risk Premia Fund, Cl R6	27,843	$420,427
AQR Diversified Arbitrage Fund, Cl R6 (A)	175,325	2,261,694
AQR Managed Futures Strategy Fund, Cl R6 (A)	183,625	1,906,025
AQR Style Premia Alternative Fund, Cl R6 (A)	166,809	1,537,980
Stone Ridge Diversified Alternatives Fund, Cl I (A)	151,790	1,501,202
Total Registered Investment Companies
(Cost $6,483,259)		7,627,328
SHORT-TERM INVESTMENT — 0.9%
DWS Government Money Market Series, Institutional Shares, 3.690% (B)
(Cost $71,898)	71,898	71,898

Total Investments — 99.7%
(Cost $6,555,157)		$7,699,226

Percentages are based on Net Assets of $7,723,633.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of February 28, 2026.

As of February 28, 2026, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC SECTOR MOMENTUM ETF

FEBRUARY 28, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 100.0%

	Shares	Value
EQUITY FUNDS — 100.0%
State Street Communication Services Select Sector SPDR ETF (A)	139,536	$16,472,225
State Street Consumer Discretionary Select Sector SPDR ETF	26,638	3,112,917
State Street Health Care Select Sector SPDR ETF (A)	40,468	6,482,973
State Street Industrial Select Sector SPDR ETF	18,905	3,348,832
State Street Technology Select Sector SPDR ETF (A)	136,986	19,008,177
State Street Utilities Select Sector SPDR ETF (A)	213,253	10,178,566

Total Registered Investment Companies
(Cost $57,624,930)		58,603,690

Total Investments — 100.0%
(Cost $57,624,930)		$58,603,690

Percentages are based on Net Assets of $58,608,003.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.

As of February 28, 2026, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

ADR — American Depositary Receipt
BPISDS01 —
BPSWS1 —
Cl — Class
CV — Conversion Ratio
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
EUAMDB01 — EURIBOR ICE Swap Rate 1 Year
EUAMDB05 — EURIBOR ICE Swap Rate 5 Year
EUR003M — Euribor 3 Month
EUR006M — Euribor 6 Month
EUSA1 — EUR Swap Annual 1 Yr
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
GUKG1 — United Kingdom Government Bonds 1 Year Note Generic Bid Yield
GUKG5 — United Kingdom Government Bonds 5 Year Note Generic Bid Yield
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — US Treasury Yield Curve Constant Maturity Rate 5 Year
IFSC— International Financial Service Centre
Min. — Minimum
MTN — Medium Term Note
NVDR — Non-Voting Depositary Receipt
NYRT — Nyilvánosan működő Részvénytársaság (public limited company)
OAT — Obligations Assimilables du Tresor
Pty — Proprietary
RB — Revenue Bond
S&P— Standard & Poor's
SDSOA5 —
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
SONIO/N — Sterling Overnight Index Average
SPDR — Standard & Poor's Depository Receipt
TSFR3M — 3 Month CME Term Secured
US0003M — 3 Month USD Swap Rate

Vol — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Assets:
Investments, at Value †	$421,084,042	$243,345,173	$401,142,858	$176,062,037
Foreign Currency, at Value ††	–	198,006	309,535	–
Dividends and Interest Receivable	249,960	115,872	225,611	5,270
Receivable for Capital Shares Sold	170,993	73,751	120,319	192,515
Cash Collateral on Futures Contracts	53,681	282,531	145,530	–
Reclaim Receivable	464	246,930	196,131	–
Unrealized Appreciation on Futures Contracts	–	11,033	69,098	–
Prepaid Expenses	26,041	14,434	24,884	10,493
Total Assets	421,585,181	244,287,730	402,233,966	176,270,315

Liabilities:
Payable for Capital Shares Redeemed	438,805	263,959	464,115	53,416
Payable Due to Adviser	119,631	65,230	127,757	43,567
Shareholder Servicing Fees Payable	94,140	51,434	88,583	37,468
Unrealized Depreciation on Futures Contracts	11,848	84,481	62,808	–
Payable Due to Administrator	9,271	5,307	8,809	3,847
Chief Compliance Officer Fees Payable	5,789	3,212	5,486	2,292
Trustees' Fees Payable	3,035	3,035	3,035	3,035
Audit Fees Payable	–	9,823	–	10,514
Custodian Fees Payable	–	21,597	–	1,861
ReFlow Fees Payable (Note 2)	–	–	–	12,388
Accrued Foreign Capital Gain Tax	–	22,489	–	–
Transfer Agent Fees Payable	–	5,676	–	3,901
Other Accrued Expenses	65,188	25,934	77,817	3,668
Total Liabilities	747,707	562,177	838,410	175,957

Commitments and Contingencies ‡

Net Assets	$420,837,474	$243,725,553	$401,395,556	$176,094,358

† Cost of Investments	$205,830,071	$124,815,895	$205,875,975	$108,432,126
†† Cost of Foreign Currency	–	192,601	299,209	–

Net Assets Consist of:
Paid-in Capital	$193,574,927	$121,241,898	$195,341,517	$100,788,371
Total Distributable Earnings	227,262,547	122,483,655	206,054,039	75,305,987
Net Assets	$420,837,474	$243,725,553	$401,395,556	$176,094,358

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	26,348,205	14,961,048	27,152,614	8,997,854
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$15.97	$16.29	$14.78	$19.57

‡	See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Assets:
Investments, at Value †	$165,824,837	$39,847,301	$275,429,896	$7,699,226
Foreign Currency, at Value ††	–	–	61,588	–
Cash	2,569	–	–	–
Receivable for Investment Securities Sold	4,542,374	–	12,536,401	128,000
Dividends and Interest Receivable	1,267,187	1,461	2,530,943	932
Receivable for Capital Shares Sold	301,153	8,558	198,898	52,926
Reclaim Receivable	194	–	20,178	–
Unrealized Appreciation on Spot Currency Contracts	–	–	104,669	–
Unrealized Appreciation on Forward Foreign Currency Contracts	–	–	1,629,499	–
Cash Collateral on Swap Contracts	–	–	282,336	–
Receivable Due from Adviser	–	1,591	–	4,966
Variation Margin Receivable	–	–	3,550	–
Prepaid Expenses	10,466	2,443	16,773	669
Total Assets	171,948,780	39,861,354	292,814,731	7,886,719

Liabilities:
Payable for Investment Securities Purchased	3,773,952	–	15,220,017	–
Payable for Capital Shares Redeemed	220,351	39,821	304,407	–
Shareholder Servicing Fees Payable	35,886	8,654	60,479	1,783
Payable Due to Adviser	23,535	–	59,642	–
Payable Due to Administrator	3,672	874	6,018	181
Trustees' Fees Payable	3,035	3,035	3,035	3,035
Chief Compliance Officer Fees Payable	2,347	530	3,781	115
Income Distributions Payable	23	36	–	–
Unrealized Depreciation on Forward Foreign Currency Contracts	–	–	575,715	–
Unrealized Depreciation on Spot Currency Contracts	–	–	31,086	–
Audit Fees Payable	–	10,514	–	10,514
Due to Custodian	–	–	–	135,002
Transfer Agent Fees Payable	–	5,064	–	4,975
Other Accrued Expenses	43,559	8,715	78,262	7,481
Total Liabilities	4,106,360	77,243	16,342,442	163,086

Commitments and Contingencies ‡

Net Assets	$167,842,420	$39,784,111	$276,472,289	$7,723,633

† Cost of Investments	$163,579,915	$39,184,679	$271,817,512	$6,555,157
†† Cost of Foreign Currency	–	–	60,772	–

Net Assets Consist of:
Paid-in Capital	$182,208,734	$40,050,996	$313,635,450	$7,989,564
Total Accumulated Losses	(14,366,314)	(266,885)	(37,163,161)	(265,931)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES- continued

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Net Assets	$167,842,420	$39,784,111	$276,472,289	$7,723,633

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	17,256,652	3,908,690	29,878,572	605,103
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$9.73	$10.18	$9.25	$12.76

‡	See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

Sector Momentum ETF
Assets:
Investments, at Value †	$58,603,690
Cash	20,176
Receivable Due from Adviser	15,538
Prepaid Expenses	1,604
Total Assets	58,641,008

Liabilities:
Offering Costs Payable	11,181
Audit Fees Payable	10,387
Trustees' Fees Payable	5,707
Custodian Fees Payable	5,255
Chief Compliance Officer Fees Payable	475
Total Liabilities	33,005

Commitments and Contingencies ‡

Net Assets	$58,608,003

† Cost of Investments	$57,624,930

Net Assets Consist of:
Paid-in Capital	$57,470,294
Total Distributable Earnings	1,137,709
Net Assets	$58,608,003

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	2,240,000
Net Asset Value, Offering and Redemption Price Per Share	$26.16

‡	See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FOR THE PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)

STATEMENTS OF OPERATIONS

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Investment Income:
Dividend Income	$2,967,827	$4,297,951	$4,276,865	$2,372,009
Interest Income	–	6,249	–	–
Less: Foreign Taxes Withheld	(1,316)	(113,645)	(60,583)	–
Total Investment Income	2,966,511	4,190,555	4,216,282	2,372,009

Expenses:
Investment Advisory Fees	1,131,921	803,410	1,260,114	530,959
Shareholder Servicing Fees	239,179	132,879	227,021	93,032
Administration Fees	59,430	33,112	56,352	23,618
Trustees' Fees	7,638	7,638	7,638	7,638
Chief Compliance Officer Fees	6,010	3,348	5,700	2,387
Printing Fees	26,524	14,812	25,129	10,586
Registration Fees	20,588	11,998	19,791	9,498
Legal Fees	20,366	11,283	19,329	7,995
Transfer Agent Fees	13,468	12,322	13,636	12,267
Custodian Fees	13,187	37,884	44,343	3,065
Audit Fees	11,035	11,035	11,035	10,727
Reflow Fees (Note 2)	–	–	–	12,388
Insurance and Other Expenses	26,797	17,916	24,076	12,274

Total Expenses	1,576,143	1,097,637	1,714,164	736,434

Less:
Waiver of Investment Advisory Fees	(398,898)	(355,998)	(528,668)	(305,526)
Reimbursement by Investment Adviser	(35,514)	(5,720)	(65,274)	(66,960)
Net Expenses	1,141,731	735,919	1,120,222	363,948

Net Investment Income	1,824,780	3,454,636	3,096,060	2,008,061

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FOR THE PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)

STATEMENTS OF OPERATIONS- continued

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Net Realized Gain (Loss) on:

Investments	$12,489,204	$7,722,348	$13,209,980	$–
Futures Contracts	74,287	199,469	85,276	–
Foreign Currency Transactions	–	(22,142)	(27,758)	–
Distributions from Registered Investment Companies	169,980	403,984	1,103,499	4,081,400
Redemptions In-Kind	–	–	–	3,750,809
Net Realized Gain	12,733,471	8,303,659	14,370,997	7,832,209
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	17,955,593	31,070,871	29,189,245	12,166,984
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	(10,709)	–	–
Futures Contracts	(55,870)	637	42,871	–
Foreign Currency Translation of other Assets and Liabilities Denominated in Foreign Currencies	–	2,198	15,914	–
Net Change in Unrealized Appreciation (Depreciation)	17,899,723	31,062,997	29,248,030	12,166,984
Net Realized and Unrealized Gain	30,633,194	39,366,656	43,619,027	19,999,193
Net Increase in Net Assets Resulting from Operations	$32,457,974	$42,821,292	$46,715,087	$22,007,254

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FOR THE PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)

STATEMENTS OF OPERATIONS

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Investment Income:
Dividend Income	$23,901	$574,555	$186,928	$266,796
Interest Income	4,079,209	–	5,410,387	–
Less: Foreign Taxes Withheld	(319)	–	(20,668)	–
Total Investment Income	4,102,791	574,555	5,576,647	266,796

Expenses:
Investment Advisory Fees	370,539	87,878	692,945	51,344
Shareholder Servicing Fees	95,197	21,286	153,940	4,138
Administration Fees	23,752	5,406	38,429	1,151
Trustees' Fees	7,638	7,638	7,638	7,638
Chief Compliance Officer Fees	2,367	542	3,839	115
Transfer Agent Fees	11,931	11,014	12,124	10,862
Audit Fees	10,727	10,727	10,727	10,727
Printing Fees	10,585	2,456	17,070	579
Registration Fees	9,139	3,169	13,793	1,851
Legal Fees	8,111	1,830	13,091	397
Custodian Fees	7,489	1,023	41,451	458
Insurance and Other Expenses	34,279	10,386	55,528	9,611

Total Expenses	591,754	163,355	1,060,575	98,871

Less:
Waiver of Investment Advisory Fees	(106,929)	(29,047)	(239,652)	(25,688)
Reimbursement by Investment Adviser	(63,717)	(59,386)	(59,874)	(53,563)
Net Expenses	421,108	74,922	761,049	19,620

Net Investment Income	3,681,683	499,633	4,815,598	247,176

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FOR THE PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)

STATEMENTS OF OPERATIONS- continued

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Net Realized Gain (Loss) on:

Investments	$3,528	$173,400	$(634,386)	$225,246
Foreign Currency Transactions	–	–	3,010,802	–
Swap Contracts	–	–	(243,420)	–
Forward Foreign Currency Contracts	–	–	(2,279,601)	–
Net Realized Gain (Loss)	3,528	173,400	(146,605)	225,246
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,798,152	893,786	246,172	153,425
Swap Contracts	–	–	230,700	–
Forward Foreign Currency Contracts	–	–	3,482,957	–
Foreign Currency Translation of other Assets and Liabilities Denominated in Foreign Currencies	–	–	(225,013)	–
Net Change in Unrealized Appreciation (Depreciation)	2,798,152	893,786	3,734,816	153,425
Net Realized and Unrealized Gain	2,801,680	1,067,186	3,588,211	378,671
Net Increase in Net Assets Resulting from Operations	$6,483,363	$1,566,819	$8,403,809	$625,847

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FOR THE PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)

STATEMENT OF OPERATIONS

Sector Momentum ETF(1)
Investment Income:
Dividend Income	$151,305
Total Investment Income	151,305

Expenses:
Investment Advisory Fees	105,893
Trustees' Fees	6,062
Chief Compliance Officer Fees	658
Offering Costs	14,822
Audit Fees	10,387
Custodian Fees	6,696
Registration Fees	5,652
Printing Fees	2,807
Legal Fees	1,531
Insurance and Other Expenses	7,985

Total Expenses	162,493

Less:
Waiver of Investment Advisory Fees	(43,609)
Net Expenses	118,884

Net Investment Income	32,421

(1)	Commenced operations on September 9, 2025.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FOR THE PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)

STATEMENT OF OPERATIONS- continued

Sector Momentum ETF(1)
Net Realized Gain (Loss) on:
Investments	$215,766
Net Realized Gain	215,766
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	978,760
Net Change in Unrealized Appreciation (Depreciation)	978,760
Net Realized and Unrealized Gain	1,194,526
Net Increase in Net Assets Resulting from Operations	$1,226,947

(1)	Commenced operations on September 9, 2025.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	US Equity Fund
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations:
Net Investment Income	$1,824,780	$3,829,025
Net Realized Gain	12,733,471	35,626,624
Net Change in Unrealized Appreciation (Depreciation)	17,899,723	6,402,253
Net Increase in Net Assets Resulting from Operations	32,457,974	45,857,902

Distributions	(24,581,842)	(58,904,445)

Capital Share Transactions:

Class I Shares:
Issued	19,488,033	54,606,178
Reinvestment of Distributions	24,575,140	58,883,422
Redeemed	(40,278,455)	(152,567,718)*

Net Class I Share Transactions	3,784,718	(39,078,118)

Net Increase (Decrease) in Net Assets from Share Transactions	3,784,718	(39,078,118)

Total Increase (Decrease) in Net Assets	11,660,850	(52,124,661)

Net Assets:
Beginning of Period/Year	409,176,624	461,301,285
End of Period/Year	$420,837,474	$409,176,624

Share Transactions:

Class I Shares:
Issued	1,225,527	3,525,097
Reinvestment of Distributions	1,601,027	4,084,512
Redeemed	(2,539,672)	(9,838,011)*
Net Increase (Decrease) in Shares Outstanding from Share Transactions	286,882	(2,228,402)

*	Includes redemption in-kind transactions. See additional information contained in Note 2.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Equity Fund
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations:
Net Investment Income	$3,454,636	$6,076,990
Net Realized Gain	8,303,659	11,225,078
Net Change in Unrealized Appreciation (Depreciation)	31,062,997	18,101,279
Net Increase in Net Assets Resulting from Operations	42,821,292	35,403,347

Distributions	(14,586,304)	(6,846,838)

Capital Share Transactions:

Class I Shares:
Issued	8,933,893	18,967,816
Reinvestment of Distributions	14,584,414	6,845,623
Redeemed	(32,007,896)	(61,665,551)

Net Class I Share Transactions	(8,489,589)	(35,852,112)

Net Decrease in Net Assets from Share Transactions	(8,489,589)	(35,852,112)

Total Increase (Decrease) in Net Assets	19,745,399	(7,295,603)

Net Assets:
Beginning of Period/Year	223,980,154	231,275,757
End of Period/Year	$243,725,553	$223,980,154

Share Transactions:

Class I Shares:
Issued	590,766	1,491,416
Reinvestment of Distributions	995,328	586,098
Redeemed	(2,103,760)	(4,775,880)
Net Decrease in Shares Outstanding from Share Transactions	(517,666)	(2,698,366)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Global Equity Fund
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations:
Net Investment Income	$3,096,060	$6,228,903
Net Realized Gain	14,370,997	37,557,216
Net Change in Unrealized Appreciation (Depreciation)	29,248,030	6,877,881
Net Increase in Net Assets Resulting from Operations	46,715,087	50,664,000

Distributions	(33,036,767)	(58,966,351)

Capital Share Transactions:

Class I Shares:
Issued	16,433,381	31,532,797
Reinvestment of Distributions	33,036,767	58,949,593
Redeemed	(51,033,060)	(119,531,754)

Net Class I Share Transactions	(1,562,912)	(29,049,364)

Net Decrease in Net Assets from Share Transactions	(1,562,912)	(29,049,364)

Total Increase (Decrease) in Net Assets	12,115,408	(37,351,715)

Net Assets:
Beginning of Period/Year	389,280,148	426,631,863
End of Period/Year	$401,395,556	$389,280,148

Share Transactions:

Class I Shares:
Issued	1,131,194	2,324,821
Reinvestment of Distributions	2,388,260	4,645,562
Redeemed	(3,525,730)	(8,687,626)
Net Decrease in Shares Outstanding from Share Transactions	(6,276)	(1,717,243)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Tax-Managed Global Equity Fund
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations:
Net Investment Income	$2,008,061	$2,625,506
Net Realized Gain	7,832,209	10,042,276
Net Change in Unrealized Appreciation (Depreciation)	12,166,984	7,731,248
Net Increase in Net Assets Resulting from Operations	22,007,254	20,399,030

Distributions	(5,829,885)	(5,217,417)

Capital Share Transactions:

Class I Shares:
Issued	20,561,606	31,828,686
Reinvestment of Distributions	5,829,885	5,200,375
Redeemed	(22,967,390)	(44,694,159)*

Net Class I Share Transactions	3,424,101	(7,665,098)

Net Increase (Decrease) in Net Assets from Share Transactions	3,424,101	(7,665,098)

Total Increase in Net Assets	19,601,470	7,516,515

Net Assets:
Beginning of Period/Year	156,492,888	148,976,373
End of Period/Year	$176,094,358	$156,492,888

Share Transactions:

Class I Shares:
Issued	1,109,605	1,966,460
Reinvestment of Distributions	319,179	335,097
Redeemed	(1,239,306)	(2,765,895)*
Net Increase (Decrease) in Shares Outstanding from Share Transactions	189,478	(464,338)

*	Includes redemption in-kind transactions. See additional information contained in Note 2.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	US Systematic Fixed Income Fund
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations:
Net Investment Income	$3,681,683	$7,730,336
Net Realized Gain (Loss)	3,528	(155,750)
Net Change in Unrealized Appreciation (Depreciation)	2,798,152	(2,608,005)
Net Increase in Net Assets Resulting from Operations	6,483,363	4,966,581

Distributions	(3,492,062)	(7,327,922)

Capital Share Transactions:

Class I Shares:
Issued	13,372,894	19,496,876
Reinvestment of Distributions	3,492,029	7,327,344
Redeemed	(15,317,249)	(38,288,377)

Net Class I Share Transactions	1,547,674	(11,464,157)

Net Increase (Decrease) in Net Assets from Share Transactions	1,547,674	(11,464,157)

Total Increase (Decrease) in Net Assets	4,538,975	(13,825,498)

Net Assets:
Beginning of Period/Year	163,303,445	177,128,943
End of Period/Year	$167,842,420	$163,303,445

Share Transactions:

Class I Shares:
Issued	1,384,678	2,051,855
Reinvestment of Distributions	361,792	770,785
Redeemed	(1,584,936)	(4,025,968)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	161,534	(1,203,328)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Municipal Fixed Income Fund
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations:
Net Investment Income	$499,633	$842,630
Net Realized Gain (Loss)	173,400	(518,871)
Net Change in Unrealized Appreciation (Depreciation)	893,786	40,698
Net Increase in Net Assets Resulting from Operations	1,566,819	364,457

Distributions	(502,525)	(843,508)

Capital Share Transactions:

Class I Shares:
Issued	5,435,747	7,561,751
Reinvestment of Distributions	502,457	842,840
Redeemed	(3,055,734)	(8,055,715)

Net Class I Share Transactions	2,882,470	348,876

Net Increase in Net Assets from Share Transactions	2,882,470	348,876

Total Increase (Decrease) in Net Assets	3,946,764	(130,175)

Net Assets:
Beginning of Period/Year	35,837,347	35,967,522
End of Period/Year	$39,784,111	$35,837,347

Share Transactions:

Class I Shares:
Issued	539,233	760,043
Reinvestment of Distributions	49,794	84,855
Redeemed	(303,548)	(809,442)
Net Increase in Shares Outstanding from Share Transactions	285,479	35,456

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Global Systematic Fixed Income Fund
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations:
Net Investment Income	$4,815,598	$10,598,459
Net Realized Loss	(146,605)	(2,365,052)
Net Change in Unrealized Appreciation (Depreciation)	3,734,816	(704,160)
Net Increase in Net Assets Resulting from Operations	8,403,809	7,529,247

Distributions	(9,760,048)	(6,954,198)

Capital Share Transactions:

Class I Shares:
Issued	26,952,448	32,253,251
Reinvestment of Distributions	9,760,048	6,953,514
Redeemed	(20,484,297)	(60,190,384)

Net Class I Share Transactions	16,228,199	(20,983,619)

Net Increase (Decrease) in Net Assets from Share Transactions	16,228,199	(20,983,619)

Total Increase (Decrease) in Net Assets	14,871,960	(20,408,570)

Net Assets:
Beginning of Period/Year	261,600,329	282,008,899
End of Period/Year	$276,472,289	$261,600,329

Share Transactions:

Class I Shares:
Issued	2,898,829	3,503,714
Reinvestment of Distributions	1,064,586	758,511
Redeemed	(2,204,606)	(6,528,666)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,758,809	(2,266,441)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Alternatives Fund
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations:
Net Investment Income	$247,176	$177,442
Net Realized Gain	225,246	27,301
Net Change in Unrealized Appreciation (Depreciation)	153,425	365,226
Net Increase in Net Assets Resulting from Operations	625,847	569,969

Distributions	(239,033)	(174,234)

Capital Share Transactions:

Class I Shares:
Issued	850,950	1,967,049
Reinvestment of Distributions	239,033	174,234
Redeemed	(1,867,802)	(1,186,522)

Net Class I Share Transactions	(777,819)	954,761

Net Increase (Decrease) in Net Assets from Share Transactions	(777,819)	954,761

Total Increase (Decrease) in Net Assets	(391,005)	1,350,496

Net Assets:
Beginning of Period/Year	8,114,638	6,764,142
End of Period/Year	$7,723,633	$8,114,638

Share Transactions:

Class I Shares:
Issued	68,458	167,136
Reinvestment of Distributions	19,433	15,270
Redeemed	(149,163)	(101,483)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(61,272)	80,923

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENT OF CHANGES IN NET ASSETS

Sector
Momentum ETF
Period Ended
February
28, 2026
(Unaudited) (1)
Operations:
Net Investment Income	$32,421
Net Realized Gain	215,766
Net Change in Unrealized Appreciation (Depreciation)	978,760
Net Increase in Net Assets Resulting from Operations	1,226,947

Distributions	(89,238)

Capital Share Transactions:

Investor Shares:
Issued	76,792,911
Redeemed	(19,322,617)

Net Investor Share Transactions	57,470,294

Net Increase in Net Assets from Share Transactions	57,470,294

Total Increase in Net Assets	58,608,003

Net Assets:
Beginning of Period/Year	—
End of Period/Year	$58,608,003

Share Transactions:

Investor Shares:
Issued	2,990,000
Reinvestment of Distributions	—
Redeemed	(750,000)
Net Increase in Shares Outstanding from Share Transactions	2,240,000

(1)	Commenced operations on September 9, 2025.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year or Period

Class I Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$15.70		$16.31	$13.45	$12.65	$14.91	$11.07
Income from Operations:
Net Investment Income(1)	0.07		0.14	0.15	0.18	0.14	0.12
Net Realized and Unrealized Gain (Loss)	1.16		1.54	3.28	1.09	(1.38)	3.86
Total from Operations	1.23		1.68	3.43	1.27	(1.24)	3.98

Dividends and Distributions:
Net Investment Income	(0.12)		(0.13)	(0.19)	(0.15)	(0.11)	(0.14)
Net Realized Gain	(0.84)		(2.16)	(0.38)	(0.32)	(0.91)	—
Total Dividends and Distributions	(0.96)		(2.29)	(0.57)	(0.47)	(1.02)	(0.14)
Net Asset Value, End of Year/Period	$15.97		$15.70	$16.31	$13.45	$12.65	$14.91
Total Return†	8.13%		11.61%	26.27%	10.48%	(9.04)%	36.19%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$420,837		$409,177	$461,301	$529,617	$524,023	$636,244
Ratio of Expenses to Average Net Assets(2)	0.56	%**	0.55%‡	0.55%	0.55%	0.55%	0.54%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.77	%**	0.77%	0.79%	0.77%	0.77%	0.77%
Ratio of Net Investment Income to Average Net Assets(2) (3)	0.89	%**	0.92%	1.03%	1.41%	1.02%	0.96%
Portfolio Turnover Rate	8	%***	18%	33%	35%	26%	65%

(1)	Per share data calculated using average shares method.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
**	Annualized.
***	Not Annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Ratio includes previously waived and reimbursed fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year or Period

Class I Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$14.47		$12.72	$11.23	$10.41	$13.04	$10.33
Income from Operations:
Net Investment Income(1)	0.23		0.36	0.31	0.29	0.35	0.16
Net Realized and Unrealized Gain (Loss)	2.56		1.79	1.60	0.79	(2.68)	2.69
Total from Operations	2.79		2.15	1.91	1.08	(2.33)	2.85

Dividends and Distributions:
Net Investment Income	(0.40)		(0.40)	(0.42)	(0.26)	(0.30)	(0.14)
Net Realized Gain	(0.57)		—	—	—	—	—
Total Dividends and Distributions	(0.97)		(0.40)	(0.42)	(0.26)	(0.30)	(0.14)
Net Asset Value, End of Year/Period	$16.29		$14.47	$12.72	$11.23	$10.41	$13.04
Total Return†	20.13%		17.68%	17.37%	10.52%	(18.28)%	27.78%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$243,726		$223,980	$231,276	$272,167	$264,785	$325,683
Ratio of Expenses to Average Net Assets(2)	0.64	%**	0.65%‡	0.65%	0.65%	0.65%	0.65%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.96	%**	0.96%	1.02%	0.98%	0.97%	0.96%
Ratio of Net Investment Income to Average Net Assets(2) (3)	3.02	%**	2.80%	2.66%	2.70%	2.96%	1.31%
Portfolio Turnover Rate	4	%***	17%	29%	40%	35%	28%

(1)	Per share data calculated using average shares method.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
**	Annualized.
***	Not Annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Ratio includes previously waived and reimbursed fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year or Period

Class I Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$14.33		$14.77	$12.51	$11.78	$14.15	$10.80
Income from Operations:
Net Investment Income(1)	0.11		0.22	0.22	0.24	0.25	0.14
Net Realized and Unrealized Gain (Loss)	1.59		1.52	2.53	0.90	(1.95)	3.35
Total from Operations	1.70		1.74	2.75	1.14	(1.70)	3.49

Dividends and Distributions:
Net Investment Income	(0.20)		(0.23)	(0.30)	(0.20)	(0.20)	(0.14)
Net Realized Gain	(1.05)		(1.95)	(0.19)	(0.21)	(0.47)	—
Total Dividends and Distributions	(1.25)		(2.18)	(0.49)	(0.41)	(0.67)	(0.14)
Net Asset Value, End of Year/Period	$14.78		$14.33	$14.77	$12.51	$11.78	$14.15
Total Return†	12.61%		13.98%	22.57%	10.09%	(12.63)%	32.59%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$401,396		$389,280	$426,632	$498,515	$498,403	$606,741
Ratio of Expenses to Average Net Assets(2)	0.57	%**	0.56%‡	0.56%	0.56%	0.56%	0.56%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.88	%**	0.85%	0.90%	0.89%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.59	%**	1.59%	1.68%	1.98%	1.88%	1.13%
Portfolio Turnover Rate	7	%***	21%	31%	35%	32%	52%

(1)	Per share data calculated using average shares method.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
**	Annualized.
***	Not Annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Ratio includes previously waived and reimbursed fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year or Period

Class I Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$17.77		$16.07	$13.56		$12.33		$14.44	$11.05
Income from Operations:
Net Investment Income(1)	0.23		0.29	0.28		0.23		0.28	0.16
Net Realized and Unrealized Gain (Loss)	2.23		1.98	2.54		1.22		(2.16)	3.38
Total from Operations	2.46		2.27	2.82		1.45		(1.88)	3.54

Dividends and Distributions:
Net Investment Income	(0.30)		(0.27)	(0.29)		(0.22)		(0.23)	(0.15)
Net Realized Gain	(0.36)		(0.30)	(0.02)		—		—	—
Total Dividends and Distributions	(0.66)		(0.57)	(0.31)		(0.22)		(0.23)	(0.15)
Net Asset Value, End of Year/Period	$19.57		$17.77	$16.07		$13.56		$12.33	$14.44
Total Return†	14.14%		14.72%	21.08%		11.91%		(13.28)%	32.28%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$176,094		$156,493	$148,976		$138,971		$121,582	$123,670
Ratio of Expenses to Average Net Assets(2)	0.45	%**	0.42%	0.42	%(3)	0.42	%(3)	0.42%	0.42%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.90	%**	0.92%	0.92	%(3)	0.91	%(3)	0.91%	0.92%
Ratio of Net Investment Income to Average Net Assets(2) (4)	2.46	%**	1.80%	1.95	%(3)	1.82	%(3)	2.08%	1.21%
Portfolio Turnover Rate	5	%***	7%	3%		15%		7%	39%

(1)	Per share data calculated using average shares method.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
**	Annualized.
***	Not Annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year or Period

Class I Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$9.55		$9.68	$9.44	$9.67	$10.76	$10.93
Income from Operations:
Net Investment Income(1)	0.21		0.44	0.39	0.21	0.13	0.14
Net Realized and Unrealized Gain (Loss)	0.17		(0.15)	0.23	(0.23)	(1.09)	(0.15)
Total from Operations	0.38		0.29	0.62	(0.02)	(0.96)	(0.01)

Dividends and Distributions:
Net Investment Income	(0.20)		(0.42)	(0.38)	(0.21)	(0.12)	(0.14)
Net Realized Gain	—		—	—	—	(0.01)	(0.02)
Total Dividends and Distributions	(0.20)		(0.42)	(0.38)	(0.21)	(0.13)	(0.16)
Net Asset Value, End of Year/Period	$9.73		$9.55	$9.68	$9.44	$9.67	$10.76
Total Return†	4.06%		3.09%	6.79%	(0.22)%	(8.97)%	(0.13)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$167,842		$163,303	$177,129	$224,128	$252,715	$258,928
Ratio of Expenses to Average Net Assets(2)	0.51	%**	0.52%	0.48%	0.41%	0.41%	0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.72	%**	0.74%	0.74%	0.69%	0.68%	0.69%
Ratio of Net Investment Income to Average Net Assets(2) (3)	4.48	%**	4.62%	4.11%	2.16%	1.23%	1.27%
Portfolio Turnover Rate	34	%***	41%	232%	2%	56%	6%

(1)	Per share data calculated using average shares method.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
**	Annualized.
***	Not Annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year or Period

Class I Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$9.89		$10.03		$9.86		$9.87		$10.27	$10.30
Income from Operations:
Net Investment Income(1)	0.13		0.23		0.21		0.13		0.04	0.04
Net Realized and Unrealized Gain (Loss)	0.29		(0.14)		0.17		(0.01)		(0.40)	(0.03)
Total from Operations	0.42		0.09		0.38		0.12		(0.36)	0.01

Dividends and Distributions:
Net Investment Income	(0.13)		(0.23)		(0.21)		(0.13)		(0.04)	(0.04)
Total Dividends and Distributions	(0.13)		(0.23)		(0.21)		(0.13)		(0.04)	(0.04)
Net Asset Value, End of Year/Period	$10.18		$9.89		$10.03		$9.86		$9.87	$10.27
Total Return†	4.29%		0.96%		3.87%		1.25%		(3.54)%	0.10%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$39,784		$35,837		$35,968		$39,941		$40,552	$38,365
Ratio of Expenses to Average Net Assets(2)	0.40	%**	0.41	%(3)	0.41	%(3)	0.41	%(3)	0.41%	0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.87	%**	0.99	%(3)	0.94	%(3)	0.90	%(3)	0.88%	0.94%
Ratio of Net Investment Income to Average Net Assets(2) (4)	2.67	%**	2.35	%(3)	2.07	%(3)	1.35	%(3)	0.37%	0.39%
Portfolio Turnover Rate	40	%***	76%		7%		18%		5%	8%

(1)	Per share data calculated using average shares method.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
**	Annualized.
***	Not Annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year or Period

Class I Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$9.30		$9.28	$9.09	$9.30	$10.76	$10.88
Income from Operations:
Net Investment Income(1)	0.17		0.37	0.43	0.18	0.20	0.10
Net Realized and Unrealized Gain (Loss)	0.12		(0.11)	0.19	(0.21)	(1.44)	(0.09)
Total from Operations	0.29		0.26	0.62	(0.03)	(1.24)	0.01

Dividends and Distributions:
Net Investment Income	(0.34)		(0.24)	(0.43)	(0.18)	(0.20)	(0.10)
Net Realized Gain	—		—	—	—	(0.02)	(0.03)
Total Dividends and Distributions	(0.34)		(0.24)	(0.43)	(0.18)	(0.22)	(0.13)
Net Asset Value, End of Year/Period	$9.25		$9.30	$9.28	$9.09	$9.30	$10.76
Total Return†	3.17%		2.84%	6.97%	(0.26)%	(11.66)%	0.06%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$276,472		$261,600	$282,009	$354,957	$373,972	$403,035
Ratio of Expenses to Average Net Assets(2)	0.57	%**	0.57%‡	0.52%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.80	%**	0.78%	0.79%	0.74%	0.74%	0.74%
Ratio of Net Investment Income to Average Net Assets(2) (3)	3.62	%**	3.98%	4.73%	2.01%	2.00%	0.93%
Portfolio Turnover Rate	78	%***	35%	261%	2%	9%	6%

(1)	Per share data calculated using average shares method.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
**	Annualized.
***	Not Annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Ratio includes previously waived and reimbursed fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year or Period

Class I Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$12.18		$11.55	$11.40		$11.45		$10.45		$9.41
Income from Operations:
Net Investment Income(1)	0.38		0.29	0.94		0.96		0.01		0.20
Net Realized and Unrealized Gain (Loss)	0.57		0.64	(0.08)		(0.33)		1.20		0.84
Total from Operations	0.95		0.93	0.86		0.63		1.21		1.04

Dividends and Distributions:
Net Investment Income	(0.37)		(0.30)	(0.71)		(0.68)		(0.21)		—
Total Dividends and Distributions	(0.37)		(0.30)	(0.71)		(0.68)		(0.21)		—
Net Asset Value, End of Year/Period	$12.76		$12.18	$11.55		$11.40		$11.45		$10.45
Total Return†	7.95%		8.25%	7.97%		5.76%		11.84%		11.05%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$7,724		$8,115	$6,764		$10,961		$23,114		$1,488
Ratio of Expenses to Average Net Assets(2)	0.49	%**	0.50%	0.51	%(3) (4)	0.50	%(4)	0.50	%(4)	0.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	2.48	%**	3.20%	2.67	%(4)	1.93	%(4)	2.72	%(4)	7.71%
Ratio of Net Investment Income to Average Net Assets(2) (5)	6.21	%**	2.47%	8.17	%(4)	8.49	%(4)	0.13	%(4)	1.94%
Portfolio Turnover Rate	30	%***	6%	11%		100%		5%		7%

(1)	Per share data calculated using average shares method.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Absent the interfund loan expense, the expense ratio for the Fund would be 0.50%.
(4)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
**	Annualized.
***	Not Annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC SECTOR MOMENTUM ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Period

	Period Ended February 28, 2026* (Unaudited)
Net Asset Value, Beginning of Year/Period	$10.00
Income from Operations:
Net Investment Income(1)	0.02
Net Realized and Unrealized Gain	16.18
Total from Operations	16.20

Dividends and Distributions:
Net Investment Income	(0.04)
Total Dividends and Distributions	(0.04)
Net Asset Value, End of Year/Period	$26.16
Total Return†	4.52%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$58,608
Ratio of Expenses to Average Net Assets(2)	0.64	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.87	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	0.17	%**
Portfolio Turnover Rate	99	%***

(1)	Per share data calculated using average shares method.
(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on September 9, 2025.
**	Annualized.
***	Not Annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Symmetry Panoramic Trust (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated April 3, 2018. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently consisting of nine separate portfolios. The financial statements herein are those of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Systematic Fixed Income Fund, Symmetry Panoramic Alternatives Fund and Symmetry Panoramic Sector Momentum ETF (each a “Fund” and collectively, the “Funds”). The investment objective of each of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund and Symmetry Panoramic Sector Momentum ETF is to seek long-term capital appreciation. The investment objective of Symmetry Panoramic US Systematic Fixed Income Fund is to seek income and capital appreciation through systematic exposure to US fixed income securities. The investment objective of Symmetry Panoramic Municipal Fixed Income Fund is to provide current income that is exempt from federal personal income tax. The investment objective of Symmetry Panoramic Global Systematic Fixed Income Fund is to seek income and capital appreciation through systematic exposure to global fixed income securities. The investment objective of Symmetry Panoramic Alternatives Fund is to seek positive long-term absolute returns. An “absolute return” seeks to earn a positive total return over the long-term, regardless of market conditions or general market direction. The Funds are classified as diversified investment companies. The Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Alternatives Fund and Symmetry Panoramic Sector Momentum ETF are “fund of funds” and offer shareholders the opportunity to invest in certain underlying investment companies, which are separately managed series of the following investment companies: Avantis Investors by American Century Investments, AQR Funds, Dimensional Fund Advisors LP (DFA), iShares by Blackrock, Schwab Strategic Trust, State Street Global Advisors Funds Management Inc., Stone Ridge Asset Management LLC and Vanguard Portfolio Management, LLC. The Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund also utilize a fund of funds structure by investing in certain underlying investment companies, but also utilize at least one sub-adviser and invest directly in securities and other instruments issued by operating companies and other issuers. Symmetry Partners, LLC serves as the Funds’ investment adviser (the “Adviser”), AQR Capital Management LLC provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund, and Dimensional Fund Advisors LP provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund. J.P. Morgan Investment Management Inc. currently provides sub-advisory services to each of the Symmetry Panoramic US Systematic Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund. The Funds currently offer Class I Shares. Vident Asset Management currently provides sub-advisory services to Symmetry Panoramic Sector Momentum ETF. Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Systematic Fixed Income Fund and Symmetry Panoramic Alternatives Fund commenced operations on November 12, 2018. The Symmetry Panoramic Sector Momentum ETF commenced operations on September 9, 2025. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 Financial Services-Investment Companies, by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are either fair valued or valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Symmetry Partners, LLC (the “Adviser”) as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. Generally, when fair valuing a security held by a Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2026 (UNAUDITED)

Futures contracts that are traded on an exchange are valued at the end of day settlement value reported from the exchange or board of trade on which the contract is primarily traded.

Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures established by the Valuation Designee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to, among others, a single issuer or to an entire market sector. If the Valuation Designee becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, the security will be valued at its fair market value by the Valuation Designee, subject to Board oversight.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value factor which is applied to the local market close price for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Valuation Designee. The Valuation Designee has established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Designee is exceeded on a specific day, the Funds value the non-U.S. securities that exceed the applicable “confidence interval” based upon the fair value factors provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Valuation Designee and Committee holds a meeting to consider the matter and coordinates with SEI Investments Global Funds Services (the “Administrator”).

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value factors provided by ICE using the predetermined confidence interval discussed above.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Industry classifications are summarized in the Funds’ Schedules of Investments.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Adviser has analyzed the Funds' tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds' financial statements. The Funds' U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

As of and during the period ended February 28, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended February 28, 2026, the Funds did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Taxes — The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund and the Symmetry Panoramic Global Systematic Fixed Income Fund may be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

Futures Contracts — Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund all utilized futures contracts during the period ended February 28, 2026. To the extent consistent with their investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of February 28, 2026.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

For the period ended February 28, 2026, the average monthly notional amount of futures contracts held were as follows:

	Symmetry	Symmetry	Symmetry
	Panoramic	Panoramic	Panoramic
	US Equity	International	Global
	Fund	Equity Fund	Equity Fund
Average Monthly
Notional Balance Long	$795,962	$6,186,447	$4,870,154

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year or period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Refer to the Funds’ Schedule of Investments for details regarding open forward foreign currency contracts as of February 28, 2026.

For the period ended February 28, 2026, the average monthly notional amount of forward foreign currency contracts held were as follows:

Symmetry
Panoramic
	Symmetry	Symmetry	Global
	Panoramic	Panoramic	Systemic
	International	Global Equity	Fixed Income
	Equity Fund	Fund	Fund
Average Monthly
Notional Balance Long	$7,400	$3,608	$90,061,671

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

Symmetry
Panoramic
	Symmetry	Symmetry	Global
	Panoramic	Panoramic	Systemic
	International	Global Equity	Fixed Income
	Equity Fund	Fund	Fund
Average Monthly
Notional Balance Short	$—	$—	$(27,229,652)

Swap Contracts — The Funds are authorized to enter into swap agreements, including total return swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy.

For the period ended February 28, 2026, the monthly average balances of swap contracts held by the Funds was as follows:

Symmetry Panoramic Global Systemic Fixed Income Fund
Average Monthly
Notional Balance Long	$48,975

ReFlow Liquidity Program — The Funds may participate in the ReFlow Redemption Service. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently at 7 days), or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow's purchases of a Fund's shares through the liquidity program are made on an investment-blind basis without regard to a Fund's objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow fees that were incurred by the Funds during the period ended February 28, 2026 are recorded within the Statement of Operations, if applicable.

During the period ended February 28, 2026, the Symmetry Panoramic US Equity Fund and the Symmetry Tax-Managed Global Equity Fund satisfied redemption in-kind requests made by Reflow. Consideration paid and shares sold were as follows:

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

		Value of Cash
		and Securities	Shares
Fund	Date Range	Sold	Sold
Symmetry Tax-Managed Global Equity Fund	August 2025 – February 2026	7,887,272	425,715

Offsetting Assets and Liabilities — The Funds may be subject to various Master Netting Arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds evenly and/or based on relative net assets.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statements of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) a Fund earns from its portfolio securities and other investments. Capital gain distributions are derived from gains realized when a Fund sells a portfolio security. Long-term capital gains are derived from gains realized when a Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. Distributions received from underlying funds can be classified as either ordinary income, return of capital, or long-term capital gains.

The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund, the Symmetry Panoramic Alternatives Fund and Symmetry Panoramic Sector Momentum ETF each intend to distribute substantially all of their net investment income and net capital gains, if any, at least annually, or more frequently as determined to be appropriate by the Adviser. The Symmetry Panoramic US Systematic Fixed Income Fund, the Symmetry Panoramic Municipal Fixed Income Fund, and the Symmetry Panoramic Global Systematic Fixed Income Fund each intend to distribute substantially all of their net investment income, monthly and net capital gains, if any, at least annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Interfund Lending — The Funds have entered into an interfund lending and borrowing facility, pursuant to which: (i) each Fund could lend money directly to and borrow money directly from other Funds within the Trust for temporary defensive purposes, namely to cover unanticipated cash shortfalls, such as unanticipated redemptions or sales fails; and (ii) the Funds will not borrow under the facility for leverage purposes and the loans’ duration will be no more than 7 days. This interfund lending facility is intended to provide a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than these Funds otherwise could obtain from investing the Funds’ cash in repurchase agreements or certain other short term money market instruments. Thus, this interfund lending facility is expected to benefit both borrowing and lending Funds. For the period ended February 28, 2026, the Funds did not have interfund lending.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

There were no outstanding loan balances as of February 28, 2026. Interest expense, if applicable at year end, would be disclosed on the Statements of Operations.

Segment Reporting — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3.	Derivative Transactions:

The following table shows the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of February 28, 2026, was as follows:

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

	Asset Derivatives			Liability Derivatives
	Statements of Assets and			Statements of Assets and
	Liabilities	Fair Value		Liabilities	Fair Value
Symmetry Panoramic US Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	–	*	Unrealized depreciation on futures contracts	11,848	*
Total Derivatives not accounted for as hedging instruments		$–			$11,848

Symmetry Panoramic International Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	11,033	*	Unrealized depreciation on futures contracts	84,481	*
Total Derivatives not accounted for as hedging instruments		$11,033			$84,481

Symmetry Panoramic Global Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	69,098	*	Unrealized depreciation on futures contracts	62,808	*
Total Derivatives not accounted for as hedging instruments		$69,098			$62,808

Symmetry Panoramic Global Systematic Fixed Income Fund
Interest rate contracts	Unrealized appreciation on swap contracts	$17,925	†	Unrealized depreciation on swap contracts	$–	†
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,629,499		Unrealized depreciation on forward foreign currency contracts	575,715
Total Derivatives not accounted for as hedging instruments		$1,647,424			$575,715

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments.

†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments. Market value is reported within the Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the period ended February 28, 2026.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
US Equity Fund
Equity contracts	$74,287	$—	$—	$74,287
Total	$74,287	$—	$—	$74,287

International Equity Fund
Equity contracts	$199,469	$—	$—	$199,469
Total	$199,469	$—	$—	$199,469

Global Equity Fund
Equity contracts	$85,276	$—	$—	$85,276
Total	$85,276	$—	$—	$85,276

Global Systematic Fixed Income Fund
Interest rate contracts	$—	$—	$(243,420)	$(243,420)
Foreign exchange contracts	—	(2,279,601)	—	(2,279,601)
Equity contracts	—	—	—	—
Total	$—	$(2,279,601)	$(243,420)	$(2,523,021)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
US Equity Fund
Equity contracts	$(55,870)	$—	$—	$(55,870)
Total	$(55,870)	$—	$—	$(55,870)

International Equity Fund
Equity contracts	$637	$—	$—	$637
Total	$637	$—	$—	$637

Global Equity Fund
Equity contracts	$42,871	$—	$—	$42,871
Total	$42,871	$—	$—	$42,871

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Global Systematic Fixed Income Fund
Interest rate contracts	$—	$—	$230,700	$230,700
Foreign exchange contracts	—	3,482,957	—	3,482,957
Total	$—	$3,482,957	$230,700	$3,713,657

4.	Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly-owned subsidiary of SEI Investments Company and SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees directly by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and the CCO’s staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and other service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended February 28, 2026, the Funds were charged as follows for these services:

Administration
Fund	Fee
Symmetry Panoramic US Equity Fund	$59,430
Symmetry Panoramic International Equity Fund	33,112
Symmetry Panoramic Global Equity Fund	56,352
Symmetry Panoramic Tax-Managed Global Equity Fund	23,618
Symmetry Panoramic US Systematic Fixed Income Fund	23,752
Symmetry Panoramic Municipal Fixed Income Fund	5,406
Symmetry Panoramic Global Systematic Fixed Income Fund	38,429
Symmetry Panoramic Alternatives Fund	1,151

  SYMMETRY PANORAMIC TRUST

  FEBRUARY 28, 2026 (UNAUDITED)

Administration
Fund	Fee
Symmetry Panoramic Sector Momentum ETF	$—

The Distributor serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

The Bank of New York acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

6.   Investment Advisory and Subadvisory Agreements:

The Adviser has entered into an investment advisory agreement with each Fund. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate disclosed below based on the average daily net assets of each of the Funds. Subject to general oversight by the Board, the Adviser manages and supervises the investment operations and business affairs of the Funds. The Adviser may select, contract with and compensate one or more sub-advisers to manage all or a portion of a Fund’s portfolio assets, subject to oversight by the Adviser. In this role, the Adviser has supervisory responsibility for managing the investment and reinvestment of each Fund’s portfolio assets through proactive oversight and monitoring of each sub-adviser and the Fund, as described in further detail below. The Adviser is responsible for developing overall investment strategies for the Funds and overseeing and implementing each Fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The Adviser also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or sub-adviser changes) and coordinates and oversees services provided under other agreements. The Adviser has ultimate responsibility to oversee a sub-adviser and recommend to the Board its hiring, termination, and replacement. In this capacity, the Adviser, among other things: (i) monitors on a daily basis the compliance of the sub-adviser with the investment objectives and related policies of the Fund; (ii) monitors significant changes that may impact the sub-adviser’s overall business and regularly performs due diligence reviews of the sub-adviser; (iii) reviews the performance of the sub-adviser; and (iv) reports periodically on such performance to the Board. The Adviser employs a team of investment professionals who provide these ongoing research and monitoring services.

In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

The Adviser has agreed to limit each Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average daily net assets for the month, to the amounts listed in the below table until at least December 31, 2026 (the “Expense Limitation”). For purposes of the Expense Limitation, the term “Operating Expenses” with respect to the Funds is defined to include all expenses necessary or appropriate for the operation of a Fund and including the Adviser’s investment advisory fee detailed in the advisory agreement, any Rule 12b-l fees and/or shareholder services fees and other expenses described in the advisory agreement, but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of a Fund’s officers and Trustees, and contractual indemnification of an affected Fund’s service providers (other than the Adviser)).

Expense Limitation
Symmetry Panoramic US Equity Fund	0.55%
Symmetry Panoramic International Equity Fund	0.63%*
Symmetry Panoramic Global Equity Fund	0.63%*
Symmetry Panoramic Tax-Managed Global Equity Fund	0.50%*
Symmetry Panoramic US Systematic Fixed Income Fund	0.45%*
Symmetry Panoramic Municipal Fixed Income Fund	0.39%*
Symmetry Panoramic Global Systematic Fixed Income Fund	0.52%*
Symmetry Panoramic Alternatives Fund	0.50%
Symmetry Panoramic Sector Momentum ETF	—

*	Prior to December 31, 2025, the Funds contractual expense limit was 0.65%, 0.56%, 0.42% 0.52%, 0.41% and 0.57% for Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund, respectively.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

Effective August 5, 2025, the “Total Annual Fund Operating Expenses” in the registration statement for the Symmetry Panoramic Alternatives Fund, both before and after expense waiver and/or expense reimbursement, do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses. Total Annual Fund Operating Expenses after Expense Reimbursements are 1.63% for Class I Shares if Acquired Fund Fees and Expenses did not reflect fees and expenses associated with certain underlying funds' dividends on short sales and interest expense.

The Adviser also has contractually agreed to waive its advisory fee for each of the Funds until at least December 31, 2026 (“Fee Waiver”) so that the aggregate annual advisory fee retained by the Adviser with respect to each of the Funds after payment of sub-advisory fees does not exceed the amount shown under the “Fee Waiver” column in the following table:

	Advisory Fee Before Fee Waiver	Fee Waiver
Symmetry Panoramic US Equity Fund	0.55%	0.25%
Symmetry Panoramic International Equity Fund	0.70%	0.25%
Symmetry Panoramic Global Equity Fund	0.63%	0.25%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.65%	0.26%
Symmetry Panoramic US Systematic Fixed Income Fund	0.45%	0.25%
Symmetry Panoramic Municipal Fixed Income Fund	0.47%	0.25%
Symmetry Panoramic Global Systematic Fixed Income Fund	0.52%	0.25%
Symmetry Panoramic Alternatives Fund	1.29%	0.30%
Symmetry Panoramic Sector Momentum ETF	0.55%	—

The Adviser may recover all or a portion of the Expense Limitation within a three-year rolling period from the year in which it reduced its fee or reimbursed expenses if a Fund’s total annual operating expenses are below the Expense Limitation that was in place at the time of such fee reductions or expense reimbursements. The Expense Limitation and Fee Waiver agreements may be terminated by the Board without penalty on 60 days’ written notice to the Adviser. The Expense Limitation and Fee Waiver agreements shall terminate automatically in the event of assignment of the investment advisory agreement.

For the period ended February 28, 2026, the Adviser recaptured previously waived fees of $34,128, $74,296, $77,761 and $7,380 for the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, and Symmetry Panoramic Global Systematic Fixed Income Fund, respectively.

As of February 28, 2026, the following amounts of waivers/reimbursements are subject to recoupment:

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

	Amount	Amount	Amount
	expiring in	expiring in	expiring in
	2026	2027	2028
Symmetry Panoramic US Equity Fund	$36,744	$230,086	$152,022
Symmetry Panoramic International Equity Fund	—	104,500	68,508
Symmetry Panoramic Global Equity Fund	$79,721	$363,852	$241,199
Symmetry Panoramic Tax-Managed Global Equity Fund	65,098	163,059	161,388
Symmetry Panoramic US Systematic Fixed Income Fund	87,664	217,004	171,209
Symmetry Panoramic Municipal Fixed Income Fund	54,711	117,195	128,440
Symmetry Panoramic Global Systematic Fixed Income Fund	67,131	185,898	130,669
Symmetry Panoramic Alternatives Fund	62,714	104,560	118,483
Symmetry Panoramic Sector Momentum ETF	—	—	—

The Adviser has engaged AQR Capital Management, LLC (“AQR”) and Dimensional Fund Advisors LP (“DFA”) to provide sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund (together, the “Sub-Advised Equity Funds”). The Adviser, however, has not yet allocated any assets of the Symmetry Panoramic International Equity Fund to DFA. The Adviser has engaged J.P. Morgan Investment Management Inc. (“JPMIM”) to provide sub-advisory services to each of the Symmetry Panoramic US Systematic Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund and Vident Asset Management provides sub-advisory services to Symmetry Panoramic Sector Momentum ETF (together with the Sub-Advised Equity Funds, the (“Sub-Advised Funds”). The Adviser pays AQR, DFA, JPMIM and Vident Asset Management a portion of its fee, calculated daily and paid monthly. The Sub-Advised Funds are not responsible for the payment of the sub-advisory fees.

A Trustee and certain Officers are also employees/officers of the Adviser.

7.   Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended February 28, 2026, were as follows:

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

		Symmetry	Symmetry	Symmetry
	Symmetry	Panoramic	Panoramic	Panoramic Tax-
	Panoramic US	International	Global Equity	Managed Global
	Equity Fund	Equity Fund	Fund	Equity Fund
Purchases
U.S. Government	$–	$–	$–	$–
Other	34,350,715	9,698,912	25,853,450	10,737,824
Sales
U.S. Government	–	–	–	–
Other	51,694,266	26,837,188	53,883,827	7,487,063	(A)

	Symmetry	Symmetry	Symmetry
	Panoramic US	Panoramic	Panoramic Global	Symmetry
	Systematic Fixed	Municipal Fixed	Systematic Fixed	Panoramic
	Income Fund	Income Fund	Income Fund	Alternatives Fund
Purchases
U.S. Government	$33,998,245	$–	$37,313,600	$–
Other	18,694,635	18,062,733	161,711,117	2,279,236
Sales
U.S. Government	33,794,023	–	60,296,091	–
Other	18,497,049	14,822,702	127,578,350	2,698,273

	Symmetry
	Panoramic Sector
	Momentum ETF
Purchases
U.S. Government	$–
Other	100,631,038
Sales
U.S. Government	–
Other	43,221,874

(A)	Sales exclude redemptions in-kind of $3,750,809 for the Symmetry Panoramic Tax-Managed Global Equity Fund. See Note 2.

8.    Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. The permanent differences relate to redemptions in kind, distributions in excess, and utilization of earnings and profits on shareholder redemptions. The following permanent differences were credited or charged to Paid-in Capital or Distributable Earnings as of August 31, 2025:

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

	Distributable
	Earnings	Paid in Capital
Symmetry Panoramic US Equity Fund	$(14,936,505)	$14,936,505
Symmetry Panoramic International Equity Fund	(726,949)	726,949
Symmetry Panoramic Global Equity Fund	(4,712,893)	4,712,893
Symmetry Panoramic Tax-Managed Global Equity Fund	(6,726,095)	6,726,095
Symmetry Panoramic Municipal Fixed Income Fund	414	(414)

The tax character of dividends and distributions declared during the fiscal years ended August 31, 2025 and 2024 were as follows:

	Ordinary	Long-Term	Tax Exempt
	Income	Capital Gain	Income	Total
Symmetry Panoramic US Equity Fund
2025	$8,452,421	$50,452,024	$—	$58,904,445
2024	6,733,320	13,429,360	—	20,162,680
Symmetry Panoramic International Equity Fund
2025	6,846,838	—	—	6,846,838
2024	9,010,866	—	—	9,010,866
Symmetry Panoramic Global Equity Fund
2025	10,350,958	48,615,393	—	58,966,351
2024	10,623,661	6,772,517	—	17,396,178
Symmetry Panoramic Tax-Managed Global Equity Fund
2025	2,497,846	2,719,571	—	5,217,417
2024	2,862,002	187,677	—	3,049,679
Symmetry Panoramic US Systematic Fixed Income Fund
2025	7,327,922	—	—	7,327,922
2024	7,839,863	—	—	7,839,863
Symmetry Panoramic Municipal Fixed Income Fund
2025	16,520	—	826,988	843,508
2024	23,389	—	766,766	790,155

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

	Ordinary	Long-Term	Tax Exempt
	Income	Capital Gain	Income	Total
Symmetry Panoramic Global Systematic Fixed Income Fund
2025	6,954,198	—	—	6,954,198
2024	14,571,427	—	—	14,571,427
Symmetry Panoramic Alternatives Fund
2025	$174,234	$—	$—	$174,234
2024	667,015	—	—	667,015

As of August 31, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

		Symmetry	Symmetry	Symmetry
	Symmetry	Panoramic	Panoramic	Panoramic Tax-
	Panoramic US	International	Global Equity	Managed Global
	Equity Fund	Equity Fund	Fund	Equity Fund
Undistributed Ordinary Income	$2,271,173	$2,752,157	$3,207,969	$1,047,047
Undistributed Long-Term Capital Gain	20,091,928	6,140,503	25,112,407	3,178,073
Unrealized Appreciation	197,023,318	85,356,010	164,055,348	54,903,497
Other Temporary Differences	(4)	(3)	(5)	1
Total Distributable Earnings	$219,386,415	$94,248,667	$192,375,719	$59,128,618

	Symmetry	Symmetry	Symmetry
	Panoramic US	Panoramic	Panoramic Global	Symmetry
	Systematic Fixed	Municipal Fixed	Systematic Fixed	Panoramic
	Income Fund	Income Fund	Income Fund	Alternatives Fund
Undistributed Ordinary Income	$69,061	$–	$2,796,321	$–
Post-October Losses	(112,056)	(524,994)	(301,293)	–
Late-Year Loss Deferral	–	–	–	(12,225)
Capital Loss Carryforwards	(16,729,009)	(391,318)	(39,651,788)	(1,592,626)
Unrealized Appreciation/(Depreciation)	(585,610)	(414,870)	3,384,529	952,109
Other Temporary Differences	(1)	3	(2,034,691)	(3)
Total (Accumulated Losses)	$(17,357,615)	$(1,331,179)	$(35,806,922)	$(652,745)

Post-October losses represent losses realized on investment transactions from November 1, 2024 through August 31, 2025, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2025 through August 31, 2025 and specified losses realized on investment transactions from November 1, 2024 through August 31, 2025.

The Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund had Post-October losses of $112,056, $524,994 and $301,293, respectively. The funds elect to treat each as having arisen in the following fiscal year.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

The Symmetry Panoramic Alternatives Fund had late year ordinary loss deferral of $12,225.

During the year ended August 31, 2025, the Symmetry Panoramic International Equity Fund and Symmetry Panoramic Alternatives Fund utilized capital loss carryforwards of $4,277,484 and $28,112, respectively, to offset capital gains.

For Federal income tax purposes, capital loss carryforwards may be carried forward and indefinitely applied against all future capital gains. The Funds have capital losses carried forward as follows:

	Short- Term Loss	Long- Term Loss	Total
Symmetry Panoramic US Systematic Fixed Income Fund	$2,982,051	$13,746,958	$16,729,009
Symmetry Panoramic Municipal Fixed Income Fund	69,704	321,614	391,318
Symmetry Panoramic Global Systematic Fixed Income Fund	4,917,305	34,734,483	39,651,788
Symmetry Panoramic Alternatives Fund	1,592,626	—	1,592,626

For federal income tax purposes, the cost of securities owned at February 28, 2026, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales, forward mark to market, futures mark to market and Passive Foreign Investment Company adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. For Symmetry Panoramic International Equity Fund, the difference in unrealized appreciation/(depreciation) is attributable to Foreign Capital Gains Tax Payable.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at February 28, 2026, were as follows:

		Aggregate	Aggregate	Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Symmetry Panoramic US Equity Fund	$205,830,071	$216,596,104	$(1,342,133)	$215,253,971
Symmetry Panoramic International Equity Fund	124,815,895	118,841,390	(385,560)	118,455,830

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

		Aggregate	Aggregate	Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Symmetry Panoramic Global Equity Fund	205,875,975	197,246,090	(2,031,829)	195,214,261
Symmetry Panoramic Tax-Managed Global Equity Fund	108,432,126	67,690,357	(60,446)	67,629,911
Symmetry Panoramic US Systematic Fixed Income Fund	163,579,915	3,030,109	(785,186)	2,244,923
Symmetry Panoramic Municipal Fixed Income Fund	39,184,679	662,622	—	662,622
Symmetry Panoramic Global Systematic Fixed Income Fund	271,817,512	12,416,031	(8,700,540)	3,715,491
Symmetry Panoramic Alternatives Fund	6,555,157	1,249,415	(105,346)	1,144,069
Symmetry Panoramic Sector Momentum ETF	57,624,930	1,677,248	(698,488)	978,760

9.    Concentration of Risks:

As with all mutual funds, there is no guarantee that any of the Funds will achieve the Fund’s investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other government agency. The principal risk factors affecting shareholder investments in the Funds are described below.

Please note that certain Funds primarily will invest in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”), or directly in securities or other instruments. Therefore, the risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

General Risks of Investing in Underlying Funds — Because each Fund invests in Underlying Funds that invest directly in securities and other instruments, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. Certain of the Funds also may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and country risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Funds also may invest in Underlying Funds that invest in mid-, small-, and micro-capitalization stocks, which may be riskier than investing in larger, more established companies.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

A Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit (or default) risk and interest rate/maturity risk. Credit (or default) risk is the risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Interest rate/maturity risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

The Underlying Funds will also be subject to prepayment (or call) risk (the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund earlier than expected) and debt extension risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected).

The Funds may invest in Underlying Funds that invest in asset-backed and structured investment securities, which may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate. Underlying Funds may also invest in real estate securities, commodity-related securities and money market investments.

The risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

Currency Risk — The risk for Funds with international exposures that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. Conversely, in strategies where currency risk is hedged, the risk is that a decline in the value of the local currency relative to the U.S. dollar will not be earned by the Fund investor.

Cybersecurity Risk — With the increased use of the Internet and because information technology systems and digital data underlie most of the Fund’s operations, the Fund and its Adviser, any Sub-Advisers, custodian, transfer agent, distributor and other service providers and the financial intermediaries (collectively “Service Providers”), are exposed to the risk that its operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks. This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

Emerging Markets Risk — A Fund with international exposure’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

Equity Risk — For Funds that invest in equity securities, such securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Financial Sector Risk — The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector.

Fixed Income Securities Risk — Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. Future increases in interest rates could result in less liquidity and greater volatility of fixed income securities. The Fund may lose money if short-term or long-term interest rates rise sharply. Moreover, new regulations applicable to and changing business practices of financial intermediaries restricting their market marking activities for certain fixed income securities, which may reduce the liquidity and increase the volatility for such fixed income securities.

●	Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

●	Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

●	Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

●	Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

●	Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

●	Variable and Floating Rate Securities. Variable and floating rate securities generally are less sensitive to interest changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Special Risks of Foreign Securities — Foreign securities involve special risks and costs, which are considered by the investment adviser in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

Futures Contract Risk — The successful use of futures contracts draws upon the Adviser’s or Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s or Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Geographic and Sector Risk — The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Funds may not concentrate in any one industry, a Fund may invest without limitation in a particular country or market sector.

The Adviser determines the appropriate country and industry categories and assigns issuers to them based on a variety of considerations, including relevant third party categorization and classification systems. Country and industry categories and issuer assignments may change over time as industry sectors and issuers evolve. The Adviser and sub-advisers may use a variety of classification methodologies when performing day-to-day management of the funds. Country classifications shown in this shareholder report generally represent Country of Risk.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

Investment Companies and Exchange-Traded Funds Risk — When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Investment Style Risk — The risk that different investment styles (e.g., “growth,” “value,” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

°	Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

°	Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

°	Quantitative Investing Risk is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

°	Profitability Investment Risk is the risk that high relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Certain Sub-Advisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Liquidity Risk — There is risk that a Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Fund would like or difficult to value. A Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on Fund management or performance. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Litigation and Enforcement Risk — Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case of claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which the Fund invested engages in such violations, that Fund could be exposed to losses.

Management Risk — The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser may have conflicts of interest that could interfere with its management of the Fund’s portfolio. For example, the Adviser or its affiliates may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest when making decisions regarding which investments may be appropriate for the Fund and other clients. Further information regarding conflicts of interest is available in the SAI.

Market Capitalization Risk — Stocks fall into the following broad market capitalization categories—large, medium, small and micro. A Fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of micro, small or medium capitalization companies, investors may migrate to the stocks of micro, small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium, small, and micro capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium, small and micro capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

Micro, small and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and such issuers may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small and micro capitalization companies. Generally, the smaller the company size, the greater the risk.

Some micro, small, and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium, small and micro capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Market Risk — Overall capital market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters, epidemics or pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Governmental policy and legislative changes also may contribute to decreased liquidity and increased volatility in the financial markets.

Public health crises caused by epidemics or pandemics, may exacerbate other pre-existing political, social, economic, and financial risks. All of these risks may have a material adverse effect on the performance and financial condition of the securities in which a Fund invests, and on the overall performance of the Fund. Other outbreaks of infectious diseases or other public health issues that may arise in the future may have similar or worse effects. The impact of infectious diseases may be greater in countries that do not move effectively to control them or that have limited access to vaccines, which may occur because of a lack of health care or economic resources or for political or other reasons.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. The rise in protectionist trade policies, and changes to some major international trade agreements and the potential for changes to others, could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. Political and diplomatic events within the U.S. and abroad, including the current contentious domestic political environment and changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. Financial markets in the United States and China have been sensitive to the outlook for resolving ongoing U.S.-China trade disputes.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Economic, political and other developments may result in a further increase in the amount of public debt, including in the United States. The long-term consequences of high public debt are not known with certainty.

Funds and their advisers, as well as many of the companies in which they invest, are subject to regulation by the federal government. There is a potential for materially increased regulation in the future, as well as higher taxes or taxes restructured to incentivize different activities. These changes, should they occur, may impose added costs on a Fund and its service providers, and affect the businesses of various portfolio companies, in ways that cannot necessarily be foreseen at the present time.

In addition, global climate change may have an adverse effect on the value of securities and other assets, such as real estate. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Large wildfires such as those driven by high winds and prolonged drought have devastated, and in the future may devastate entire communities and may be very costly to any business found to be responsible for the fire or conducting business or operations in affected areas. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these effects might unfold. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value. Similarly, efforts to address climate change, including increased environmental regulation, may adversely impact individual companies, industries or sectors of the economy, such as energy and manufacturing companies, which could lead to declines in the value of securities and other instruments issued by such companies.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

Municipal Bond Risk — The Funds that invest in municipal bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy. In the event of bankruptcy of such an issuer, a Fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal bonds are generally subject to interest rate, credit and market risk.

Because many municipal bonds are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal bonds backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal bonds are subject to the risk that the Internal Revenue Service (the “IRS”) may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal bond is taxable, which may result in a significant decline in the value of the security.

Municipal bonds may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal bond issuers than for issuers of other securities, and the investment performance of a fund investing in municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than if the fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a fund’s ability to sell municipal bonds it holds at attractive prices or value municipal bonds.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

Operational Risk - Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Advisers’ control, including instances at third parties. The Fund, the Adviser and the Sub-Advisers seek to reduce these operational risks through control and procedures. However, these measures do not address every possible risk and may be inadequate to address these risk.

ReFlow Liquidity Program — The Funds may participate in a variety of liquidity programs offered by ReFlow Fund, LLC. These include the ReFlow Redemption Service, which is designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when a Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. By participating in the ReFlow programs, a Fund may maintain a lower cash balance than might otherwise be required. In an environment of declining market values, a Fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

REIT Risk — Investments in REITs, which pool investors’ capital to purchase or finance real estate investments, involve certain unique risks, including concentration risk (by geography or property type) and interest rate risk (i.e., in a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase). In addition, REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses or competition, overbuilding, zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund.

Small Fund Risk — Symmetry Panoramic Municipal Fixed Income Fund and Symmetry Panoramic Alternative Fund currently have fewer assets than larger funds. Thus, like other small funds, inflows and outflows may impact its market exposure. In addition, if a Fund does not attract additional assets, the Fund’s fixed costs will continue to be spread over a small asset base, which could result in increased shareholder expenses (if the Fund were not subject to an expense cap) or force the Fund to liquidate.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

Swap Risk — Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and a Fund may not be able to seek to achieve its investment objective.

U.S. Government Securities Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because portfolio securities of the Fund may be traded on non-U.S. exchanges, and non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

10.	Concentration of Shareholders:

As of February 28, 2026, the percentage of total shares outstanding held by shareholders of the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders owning 10% or greater of the aggregate total shares outstanding for each Fund, were as follows:

	No. of Shareholders	% Ownership
Symmetry Panoramic US Equity Fund	3	88%
Symmetry Panoramic International Equity Fund	2	78%
Symmetry Panoramic Global Equity Fund	2	78%
Symmetry Panoramic Tax-Managed Global Equity Fund	3	86%
Symmetry Panoramic US Systematic Fixed Income Fund	3	88%
Symmetry Panoramic Municipal Fixed Income Fund	4	95%
Symmetry Panoramic Global Systematic Fixed Income Fund	4	98%
Symmetry Panoramic Alternatives Fund	3	90%
Symmetry Panoramic Sector Momentum ETF	—	—

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026 (UNAUDITED)

11.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12.	Recent Accounting Pronouncements:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

13.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory and sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of Symmetry Panoramic Trust (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on June 17-18, 2025 to decide whether to approve the Agreements for initial two-year terms. In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fees to be paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with a peer group of funds; (vi) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of any material compliance matters and any material compliance violations; (vii) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; (x) the Adviser’s rationale for recommending the Sub-Adviser; and (x) the Adviser’s performance in managing similar accounts.

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FEBRUARY 28, 2026

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Fund, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser and the Sub-Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser would be satisfactory.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2026

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, as well as the fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the Adviser, not the Fund, would pay the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub-Adviser would reflect an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser.

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreements.

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FEBRUARY 28, 2026

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Symmetry Panoramic Funds

P.O. Box 588

Portland, ME 04112

1-844-796-3863

Investment Adviser:

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market St., Suite 310

Philadelphia, PA 19103

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

SYM-SA-001-0600

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By		/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	May 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By		/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	May 5, 2026

By		/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date:	May 5, 2026